UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2010

Item 1. Reports to Stockholders

Fidelity®
130/30 Large Cap
Fund

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, changes in net assets and cash flows as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	2.15%
Actual		$ 1,000.00	$ 993.90	$ 10.69
Hypothetical A		$ 1,000.00	$ 1,014.21	$ 10.80
Class T	2.40%
Actual		$ 1,000.00	$ 993.30	$ 11.93
Hypothetical A		$ 1,000.00	$ 1,012.96	$ 12.04
Class B	2.90%
Actual		$ 1,000.00	$ 990.70	$ 14.39
Hypothetical A		$ 1,000.00	$ 1,010.47	$ 14.54
Class C	2.90%
Actual		$ 1,000.00	$ 992.20	$ 14.40
Hypothetical A		$ 1,000.00	$ 1,010.47	$ 14.54
130/30 Large Cap	1.91%
Actual		$ 1,000.00	$ 995.70	$ 9.50
Hypothetical A		$ 1,000.00	$ 1,015.41	$ 9.60
Institutional Class	1.91%
Actual		$ 1,000.00	$ 996.70	$ 9.51
Hypothetical A		$ 1,000.00	$ 1,015.41	$ 9.60

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Long Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.5	3.9
Hewlett-Packard Co.	4.2	4.2
Microsoft Corp.	3.6	2.1
Marathon Oil Corp.	3.4	3.1
General Electric Co.	3.1	1.0
Anheuser-Busch InBev SA NV	3.0	2.8
Capital One Financial Corp.	2.7	0.0
Xerox Corp.	2.2	0.5
JPMorgan Chase & Co.	2.0	3.1
Vodafone Group PLC sponsored ADR	2.0	1.5
	30.7
Top Ten Short Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Progress Energy, Inc.	(1.0)	(0.0)
American Public Education, Inc.	(1.0)	(0.0)
Paychex, Inc.	(1.0)	(1.0)
McAfee, Inc.	(0.8)	(0.0)
Old National Bancorp, Indiana	(0.8)	(0.0)
K-Swiss, Inc. Class A	(0.8)	(0.0)
First Horizon National Corp.	(0.8)	(0.8)
Resources Connection, Inc.	(0.7)	(0.0)
Cogent, Inc.	(0.7)	(0.8)
ONYX Pharmaceuticals, Inc.	(0.7)	(0.8)
	(8.3)
Market Sectors as of May 31, 2010
As a % of fund's net assets	Long	Short	Net
Information Technology	23.9	(3.6)	20.3
Financials	21.3	(6.1)	15.2
Consumer Discretionary	16.0	(4.4)	11.6
Consumer Staples	11.9	(0.5)	11.4
Energy	12.2	(0.9)	11.3
Health Care	15.6	(4.3)	11.3
Industrials	15.1	(4.7)	10.4
Utilities	4.7	(2.5)	2.2
Materials	2.1	(0.0)	2.1
Telecommunication Services	2.0	(0.0)	2.0
Market Sectors as of November 30, 2009
As a % of fund's net assets	Long	Short	Net
Information Technology	21.0	(4.1)	16.9
Financials	22.1	(7.3)	14.8
Consumer Staples	13.1	(0.0)	13.1
Health Care	18.0	(5.8)	12.2
Energy	12.6	(0.5)	12.1
Industrials	14.2	(2.5)	11.7
Consumer Discretionary	11.7	(2.4)	9.3
Materials	3.9	(0.0)	3.9
Telecommunication Services	3.7	(0.0)	3.7
Utilities	5.9	(3.1)	2.8
Equity Exposure (% of fund's net assets)
As of May 31, 2010	As of November 30, 2009
Long equity positions* 124.8%	Long equity positions* 126.2%
Short equity positions (27.0)%	Short equity positions (25.7)%
Net equity positions 97.8%	Net equity positions 100.5%

* Long equity positions are adjusted to reflect the effect of future contracts, if applicable.

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

LONG STOCK POSITIONS (b) - 124.8%
	Shares	Value
COMMON STOCKS - 124.8%
CONSUMER DISCRETIONARY - 16.0%
Auto Components - 1.5%
ArvinMeritor, Inc. (a)	6,200	$ 90,148
Federal-Mogul Corp. Class A (a)	4,300	74,218
TRW Automotive Holdings Corp. (a)	8,500	255,680
		420,046
Diversified Consumer Services - 0.6%
Bridgepoint Education, Inc. (a)	7,600	163,932
Hotels, Restaurants & Leisure - 2.4%
Denny's Corp. (a)	20,800	65,728
Domino's Pizza, Inc. (a)	5,200	67,600
Starwood Hotels & Resorts Worldwide, Inc.	5,800	268,250
Wyndham Worldwide Corp.	10,300	243,080
		644,658
Household Durables - 0.6%
iRobot Corp. (a)	4,600	98,716
La-Z-Boy, Inc. (a)	5,300	62,911
		161,627
Media - 3.1%
Cinemark Holdings, Inc.	4,100	65,559
Discovery Communications, Inc. Class C (a)	4,300	136,482
Time Warner Cable, Inc.	2,600	142,298
Time Warner, Inc.	14,300	443,157
Virgin Media, Inc.	4,300	69,488
		856,984
Multiline Retail - 2.0%
Macy's, Inc.	12,200	270,962
Target Corp.	5,300	289,009
		559,971
Specialty Retail - 2.6%
AnnTaylor Stores Corp. (a)	5,300	114,745
Best Buy Co., Inc.	6,700	283,075
Foot Locker, Inc.	9,500	141,645
OfficeMax, Inc. (a)	4,600	82,018
Signet Jewelers Ltd. (a)	2,600	80,730
		702,213
LONG STOCK POSITIONS (b) - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 3.2%
Hanesbrands, Inc. (a)	15,600	$ 425,568
Phillips-Van Heusen Corp.	8,200	448,786
		874,354
TOTAL CONSUMER DISCRETIONARY		4,383,785
CONSUMER STAPLES - 11.9%
Beverages - 7.3%
Anheuser-Busch InBev SA NV	16,965	819,958
Coca-Cola Enterprises, Inc.	10,600	276,660
Constellation Brands, Inc. Class A (sub. vtg.) (a)	24,600	409,836
Dr Pepper Snapple Group, Inc.	11,300	427,818
Grupo Modelo SAB de CV Series C	13,200	73,321
		2,007,593
Food Products - 3.6%
Chiquita Brands International, Inc. (a)	8,200	101,270
Smithfield Foods, Inc. (a)	16,000	275,840
TreeHouse Foods, Inc. (a)	3,200	147,520
Tyson Foods, Inc. Class A	25,700	451,806
		976,436
Personal Products - 1.0%
Inter Parfums, Inc.	4,700	73,461
Nutraceutical International Corp. (a)	4,700	66,411
Schiff Nutrition International, Inc.	18,000	127,800
		267,672
TOTAL CONSUMER STAPLES		3,251,701
ENERGY - 12.2%
Energy Equipment & Services - 2.1%
Complete Production Services, Inc. (a)	20,400	265,404
Helix Energy Solutions Group, Inc. (a)	9,600	104,544
Newpark Resources, Inc. (a)	10,200	65,484
Oil States International, Inc. (a)	1,900	74,176
Superior Energy Services, Inc. (a)	2,800	60,928
		570,536
Oil, Gas & Consumable Fuels - 10.1%
Chevron Corp.	16,800	1,241,015
Cimarex Energy Co.	2,000	146,960
LONG STOCK POSITIONS (b) - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
International Coal Group, Inc. (a)	37,500	$ 162,375
Marathon Oil Corp.	30,100	935,809
Spectra Energy Corp.	6,900	138,069
XTO Energy, Inc.	3,600	153,864
		2,778,092
TOTAL ENERGY		3,348,628
FINANCIALS - 21.3%
Capital Markets - 2.0%
AllianceBernstein Holding LP	5,200	147,628
Deutsche Bank AG (NY Shares)	2,300	137,011
Goldman Sachs Group, Inc.	1,800	259,668
		544,307
Commercial Banks - 2.9%
Comerica, Inc.	6,900	262,890
PNC Financial Services Group, Inc.	8,600	539,650
		802,540
Consumer Finance - 4.8%
American Express Co.	7,500	299,025
Capital One Financial Corp.	18,400	759,920
Cardtronics, Inc. (a)	10,500	135,975
SLM Corp. (a)	12,100	134,431
		1,329,351
Diversified Financial Services - 2.6%
JPMorgan Chase & Co.	13,900	550,162
KKR Financial Holdings LLC	18,100	149,868
		700,030
Insurance - 8.5%
AFLAC, Inc.	3,100	137,330
CNO Financial Group, Inc. (a)	29,500	165,495
Endurance Specialty Holdings Ltd.	4,300	159,530
FBL Financial Group, Inc. Class A	7,100	173,453
Genworth Financial, Inc. Class A (a)	19,700	307,123
Hartford Financial Services Group, Inc.	16,800	421,176
Lincoln National Corp.	9,800	259,308
MetLife, Inc.	6,600	267,234
LONG STOCK POSITIONS (b) - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Unum Group	12,000	$ 277,200
XL Capital Ltd. Class A	9,400	165,534
		2,333,383
Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc.	1,800	134,316
TOTAL FINANCIALS		5,843,927
HEALTH CARE - 15.6%
Biotechnology - 1.0%
Cephalon, Inc. (a)	4,700	276,642
Health Care Equipment & Supplies - 3.8%
CareFusion Corp. (a)	5,800	147,436
Cooper Companies, Inc.	3,800	140,068
Hill-Rom Holdings, Inc.	2,900	80,852
Kinetic Concepts, Inc. (a)	3,100	128,340
Stryker Corp.	5,200	275,756
Zimmer Holdings, Inc. (a)	4,800	268,464
		1,040,916
Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	11,400	356,592
Assisted Living Concepts, Inc. Class A (a)	2,400	79,560
Health Net, Inc. (a)	10,100	248,965
		685,117
Life Sciences Tools & Services - 3.8%
Life Technologies Corp. (a)	5,600	280,336
PerkinElmer, Inc.	13,400	304,046
Thermo Fisher Scientific, Inc. (a)	5,700	296,742
Waters Corp. (a)	2,000	136,880
		1,018,004
Pharmaceuticals - 4.5%
Impax Laboratories, Inc. (a)	8,700	183,353
Johnson & Johnson	4,700	274,010
Merck & Co., Inc.	8,200	276,258
Mylan, Inc. (a)	10,700	208,008
Perrigo Co.	2,300	136,643
LONG STOCK POSITIONS (b) - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International (a)	1,900	$ 88,312
Warner Chilcott PLC (a)	3,000	69,360
		1,235,944
TOTAL HEALTH CARE		4,256,623
INDUSTRIALS - 15.1%
Aerospace & Defense - 3.0%
Esterline Technologies Corp. (a)	5,500	295,130
Raytheon Co.	10,100	529,341
		824,471
Airlines - 1.1%
Alaska Air Group, Inc. (a)	6,700	312,890
Building Products - 0.6%
Owens Corning (a)	4,800	159,984
Commercial Services & Supplies - 1.3%
Republic Services, Inc.	9,800	285,376
Schawk, Inc. Class A	4,400	74,492
		359,868
Electrical Equipment - 0.3%
EnerSys (a)	3,200	72,000
Industrial Conglomerates - 5.1%
General Electric Co.	51,200	837,120
Siemens AG sponsored ADR	4,700	420,791
Textron, Inc.	6,800	140,556
		1,398,467
Machinery - 2.6%
Cummins, Inc.	2,000	135,960
Oshkosh Co. (a)	9,000	319,770
Timken Co.	8,900	256,231
		711,961
Road & Rail - 1.1%
Kansas City Southern (a)	7,500	286,275
TOTAL INDUSTRIALS		4,125,916
INFORMATION TECHNOLOGY - 23.9%
Communications Equipment - 1.7%
Cisco Systems, Inc. (a)	19,700	456,252
LONG STOCK POSITIONS (b) - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 7.2%
Hewlett-Packard Co.	25,400	$ 1,168,654
Lexmark International, Inc. Class A (a)	8,600	322,930
SanDisk Corp. (a)	10,600	494,172
		1,985,756
Electronic Equipment & Components - 4.1%
Avnet, Inc. (a)	4,900	140,728
Flextronics International Ltd. (a)	38,000	249,280
Jabil Circuit, Inc.	21,000	287,490
Tyco Electronics Ltd.	9,900	285,318
Vishay Intertechnology, Inc. (a)	17,400	157,470
		1,120,286
Internet Software & Services - 0.5%
Akamai Technologies, Inc. (a)	3,500	139,020
IT Services - 1.6%
International Business Machines Corp.	3,600	450,936
Office Electronics - 2.2%
Xerox Corp.	65,400	608,874
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)	16,000	137,120
Amkor Technology, Inc. (a)	24,100	164,121
Micron Technology, Inc. (a)	37,800	343,602
		644,843
Software - 4.2%
FactSet Research Systems, Inc.	1,000	68,050
Microsoft Corp.	38,700	998,460
SS&C Technologies Holdings, Inc. (a)	4,500	73,440
		1,139,950
TOTAL INFORMATION TECHNOLOGY		6,545,917
MATERIALS - 2.1%
Chemicals - 1.6%
Ashland, Inc.	2,600	139,386
Solutia, Inc. (a)	10,700	162,105
W.R. Grace & Co. (a)	5,800	148,654
		450,145
LONG STOCK POSITIONS (b) - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.	1,900	$ 133,095
TOTAL MATERIALS		583,240
TELECOMMUNICATION SERVICES - 2.0%
Wireless Telecommunication Services - 2.0%
Vodafone Group PLC sponsored ADR	27,100	544,710
UTILITIES - 4.7%
Electric Utilities - 0.5%
Great Plains Energy, Inc.	7,900	138,645
Independent Power Producers & Energy Traders - 1.6%
Constellation Energy Group, Inc.	12,500	442,250
Multi-Utilities - 2.6%
Integrys Energy Group, Inc.	2,900	131,138
PG&E Corp.	10,400	431,600
TECO Energy, Inc.	8,800	136,840
		699,578
TOTAL UTILITIES		1,280,473
TOTAL COMMON STOCKS (Cost $32,898,407)		34,164,920
TOTAL LONG STOCK POSITIONS - 124.8% (Cost $32,898,407)		34,164,920
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.15% 7/8/10 (Cost $74,989)	$ 75,000	74,990
Money Market Funds - 4.9%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (c) (Cost $1,342,487)	1,342,487	$ 1,342,487
TOTAL INVESTMENT PORTFOLIO - 130.0% (Cost $34,315,883)		35,582,397
TOTAL SECURITIES SOLD SHORT - (27.0)% (Proceeds $7,709,120)		(7,393,334)
NET OTHER ASSETS - (3.0)%		(820,086)
NET ASSETS - 100%		$ 27,368,977
SHORT STOCK POSITIONS - (27.0)%
	Shares
COMMON STOCKS - (27.0)%
CONSUMER DISCRETIONARY - (4.4)%
Auto Components- (0.5)%
The Goodyear Tire & Rubber Co.	(11,100)	(132,090)
Diversified Consumer Services - (1.0)%
American Public Education, Inc.	(6,600)	(269,874)
Hotels, Restaurants & Leisure - (0.5)%
Choice Hotels International, Inc.	(4,400)	(146,564)
Household Durables - (0.5)%
Skyline Corp.	(7,200)	(136,080)
Leisure Equipment & Products - (0.6)%
Pool Corp.	(6,700)	(160,733)
Media - (0.5)%
Discovery Communications, Inc.	(3,700)	(139,342)
Textiles, Apparel & Luxury Goods - (0.8)%
K-Swiss, Inc. Class A	(17,400)	(216,978)
TOTAL CONSUMER DISCRETIONARY		(1,201,661)
SHORT STOCK POSITIONS - continued
	Shares	Value
CONSUMER STAPLES - (0.5)%
Household Products - (0.5)%
Colgate-Palmolive Co.	(1,800)	$ (140,562)
ENERGY - (0.9)%
Oil, Gas & Consumable Fuels - (0.9)%
General Maritime Corp.	(20,100)	(138,891)
GMX Resources, Inc.	(15,300)	(104,346)
		(243,237)
FINANCIALS - (6.1)%
Capital Markets - (0.9)%
Federated Investors, Inc. Class B (non-vtg.)	(5,700)	(126,597)
Greenhill & Co., Inc.	(1,900)	(131,651)
		(258,248)
Commercial Banks - (3.2)%
First Horizon National Corp.	(16,594)	(206,595)
Glacier Bancorp, Inc.	(10,500)	(166,530)
Old National Bancorp, Indiana	(19,600)	(225,008)
Pinnacle Financial Partners, Inc.	(8,800)	(120,296)
UMB Financial Corp.	(3,900)	(151,905)
		(870,334)
Insurance - (0.9)%
Arthur J. Gallagher & Co.	(5,800)	(143,202)
eHealth, Inc.	(8,500)	(112,540)
		(255,742)
Real Estate Investment Trusts - (1.1)%
Mack-Cali Realty Corp.	(4,200)	(138,516)
Regency Centers Corp.	(4,200)	(154,350)
		(292,866)
TOTAL FINANCIALS		(1,677,190)
SHORT STOCK POSITIONS - continued
	Shares	Value
HEALTH CARE - (4.3)%
Biotechnology - (1.2)%
Myriad Genetics, Inc.	(8,100)	$ (147,825)
ONYX Pharmaceuticals, Inc.	(8,300)	(185,007)
		(332,832)
Health Care Equipment & Supplies - (1.0)%
Abaxis, Inc.	(6,000)	(135,060)
Boston Scientific Corp.	(22,100)	(133,705)
		(268,765)
Health Care Providers & Services - (1.0)%
HMS Holdings Corp.	(2,400)	(130,224)
Patterson Companies, Inc.	(4,800)	(142,608)
		(272,832)
Health Care Technology - (0.6)%
MedAssets, Inc.	(7,100)	(161,099)
Life Sciences Tools & Services - (0.5)%
Techne Corp.	(2,200)	(133,210)
TOTAL HEALTH CARE		(1,168,738)
INDUSTRIALS - (4.7)%
Building Products - (0.6)%
NCI Building Systems, Inc.	(15,300)	(176,256)
Machinery - (1.7)%
RBC Bearings, Inc.	(4,800)	(134,400)
Valmont Industries, Inc.	(1,800)	(142,596)
Wabtec Corp.	(3,700)	(160,395)
		(437,391)
Professional Services - (1.3)%
Resources Connection, Inc.	(12,500)	(201,750)
Verisk Analytics, Inc.	(5,400)	(163,350)
		(365,100)
SHORT STOCK POSITIONS - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - (0.5)%
Hertz Global Holdings, Inc.	(11,300)	$ (128,368)
Trading Companies & Distributors - (0.6)%
Fastenal Co.	(3,300)	(166,452)
TOTAL INDUSTRIALS		(1,273,567)
INFORMATION TECHNOLOGY - (3.6)%
Electronic Equipment & Components - (0.7)%
Cogent, Inc.	(22,200)	(198,024)
IT Services - (1.0)%
Paychex, Inc.	(9,200)	(262,568)
Semiconductors & Semiconductor Equipment - (1.1)%
FormFactor, Inc.	(11,300)	(145,431)
Supertex, Inc.	(5,700)	(155,211)
		(300,642)
Software - (0.8)%
McAfee, Inc.	(7,300)	(232,140)
TOTAL INFORMATION TECHNOLOGY		(993,374)
UTILITIES - (2.5)%
Electric Utilities - (1.6)%
Pepco Holdings, Inc.	(9,400)	(151,622)
Progress Energy, Inc.	(7,200)	(277,848)
		(429,470)
Independent Power Producers & Energy Traders - (0.4)%
Ormat Technologies, Inc.	(4,300)	(122,507)
Multi-Utilities - (0.5)%
Ameren Corp.	(5,800)	(143,028)
TOTAL UTILITIES		(695,005)
TOTAL SHORT POSITIONS - (27.0)% (Proceeds $7,709,120)		$ (7,393,334)
Legend
(a) Non-income producing
(b) A portion of the securities, totaling $23,464,134, are pledged with brokers as collateral for securities sold short.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 564
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,383,785	$ 4,383,785	$ -	$ -
Consumer Staples	3,251,701	3,251,701	-	-
Energy	3,348,628	3,348,628	-	-
Financials	5,843,927	5,843,927	-	-
Health Care	4,256,623	4,256,623	-	-
Industrials	4,125,916	4,125,916	-	-
Information Technology	6,545,917	6,545,917	-	-
Materials	583,240	583,240	-	-
Telecommunication Services	544,710	544,710	-	-
Utilities	1,280,473	1,280,473	-	-
U.S. Government and Government Agency Obligations	74,990	-	74,990	-
Money Market Funds	1,342,487	1,342,487	-	-
Short Positions	(7,393,334)	(7,393,334)	-	-
Total Investments in Securities:	$ 28,189,063	$ 28,114,073	$ 74,990	$ -
Other Information - continued
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.7%
Belgium	3.0%
Germany	2.0%
United Kingdom	2.0%
Switzerland	1.0%
Others (individually less than 1%)	2.3%
100.0%
Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $72,713,109, of which $17,916,620 will expire in 2016 and $54,796,489 will expire in 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $32,973,396)	$ 34,239,910
Fidelity Central Funds (cost $1,342,487)	1,342,487
Total Investments (cost $34,315,883)		$ 35,582,397
Cash		5,642
Receivable for investments sold		1,905,374
Receivable for fund shares sold		27,435
Dividends receivable		53,860
Distributions receivable from Fidelity Central Funds		112
Prepaid expenses		27
Total assets		37,574,847

Liabilities
Payable for investments purchased	$ 2,613,272
Securities sold short at value (proceeds $7,709,120)	7,393,334
Dividend expense payable on securities sold short	5,078
Payable for fund shares redeemed	134,181
Accrued management fee	12,623
Distribution fees payable	1,799
Other affiliated payables	8,435
Other payables and accrued expenses	37,148
Total liabilities		10,205,870

Net Assets		$ 27,368,977
Net Assets consist of:
Paid in capital		$ 98,165,648
Accumulated net investment loss		(78,705)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(72,300,208)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,582,242
Net Assets		$ 27,368,977

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,567,237 ÷ 244,340 shares)	$ 6.41

Maximum offering price per share (100/94.25 of $6.41)	$ 6.80
Class T: Net Asset Value and redemption price per share ($790,383 ÷ 123,470 shares)	$ 6.40

Maximum offering price per share (100/96.50 of $6.40)	$ 6.63
Class B: Net Asset Value and offering price per share ($534,172 ÷ 83,853 shares)A	$ 6.37

Class C: Net Asset Value and offering price per share ($654,418 ÷ 102,757 shares)A	$ 6.37

130/30 Large Cap: Net Asset Value, offering price and redemption price per share ($18,941,184 ÷ 2,954,411 shares)	$ 6.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,881,583 ÷ 763,729 shares)	$ 6.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 223,448
Interest		453
Income from Fidelity Central Funds		564
Total income		224,465

Expenses
Management fee Basic fee	$ 127,233
Performance adjustment	(69,702)
Transfer agent fees	45,057
Distribution fees	11,800
Accounting fees and expenses	7,294
Custodian fees and expenses	12,455
Independent trustees' compensation	81
Registration fees	68,156
Audit	33,657
Legal	83
Interest	22,498
Dividend expenses for securities sold short	67,157
Miscellaneous	232
Total expenses before reductions	326,001
Expense reductions	(36,527)	289,474
Net investment income (loss)		(65,009)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,262,906
Foreign currency transactions	(70)
Futures contracts	39,134
Securities Sold Short	(1,531,120)
Total net realized gain (loss)		770,850
Change in net unrealized appreciation (depreciation) on: Investment securities	(722,146)
Assets and liabilities in foreign currencies	(58)
Total change in net unrealized appreciation (depreciation)		(722,204)
Net gain (loss)		48,646
Net increase (decrease) in net assets resulting from operations		$ (16,363)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (65,009)	$ 443,741
Net realized gain (loss)	770,850	(41,131,076)
Change in net unrealized appreciation (depreciation)	(722,204)	31,754,243
Net increase (decrease) in net assets resulting from operations	(16,363)	(8,933,092)
Distributions to shareholders from net investment income	(232,579)	(611,342)
Distributions to shareholders from net realized gain	(43,335)	-
Total distributions	(275,914)	(611,342)
Share transactions - net increase (decrease)	(2,592,104)	(76,666,868)
Total increase (decrease) in net assets	(2,884,381)	(86,211,302)

Net Assets
Beginning of period	30,253,358	116,464,660
End of period (including accumulated net investment loss of $78,705 and undistributed net investment income of $218,883, respectively)	$ 27,368,977	$ 30,253,358

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Cash Flows

Six months ended May 31, 2010 (Unaudited)

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$ (16,363)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:

Changes in assets and liabilities related to operations:
Change in receivable for investments sold	(1,486,468)
Change in dividends receivable and distributions receivable from Fidelity Central Funds	27,208
Change in prepaid expenses	142
Change in payable for investments purchased	2,213,839
Change in dividend expense payable on securities sold short	(2,459)
Change in other payables and accrued expenses	(26,157)
Purchases of long term investments	(44,609,915)
Proceeds from sale of long term investments	49,376,093
Purchases of and proceeds from short term investments - net	(1,417,753)
Return of capital distributions	(13,738)
Purchases of covers for securities sold short	(17,886,915)
Proceeds from securities sold short	16,773,590
Net realized gain on investments, foreign currency transactions and securities sold short	(731,716)
Change in net unrealized (appreciation) depreciation on investments, foreign currency transactions and securities sold short	722,204
Net cash provided by operating activities	2,921,592

Cash flows from financing activities:
Proceeds from sales of shares	5,424,287
Distributions to shareholders net of reinvestments	(15,197)
Cost of shares redeemed	(8,207,075)
Change in accrued broker fees on securities borrowed	437
Change in payable to custodian bank	(118,402)
Net cash used in financing activities	(2,915,950)

Net increase in cash and cash equivalents	5,642

Cash and foreign currency, beginning of period	-
Cash and foreign currency, end of period	$ 5,642
(Cash paid during the period for interest $22,935)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 6.48	$ 6.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.03	- K
Net realized and unrealized gain (loss)	(.02) H	.10 H	(3.62)
Total from investment operations	(.04)	.13	(3.62)
Distributions from net investment income	(.02)	(.03)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.03)	(.03)	-
Net asset value, end of period	$ 6.41	$ 6.48	$ 6.38
Total Return B, C, D	(.61)%	2.04%	(36.20)%
Ratios to Average Net Assets F, J
Expenses before reductions	2.39% A	2.26%	2.63% A
Expenses net of fee waivers, if any	2.15% A	2.19%	2.50% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.78% A	1.62%	1.68% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.51% A	1.53%	1.55% A
Net investment income (loss)	(.60)% A	.47%	.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,567	$ 1,898	$ 7,648
Portfolio turnover rate G	273% A	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 6.47	$ 6.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	.01	(.01)
Net realized and unrealized gain (loss)	(.01) H	.10 H	(3.62)
Total from investment operations	(.04)	.11	(3.63)
Distributions from net investment income	(.02)	(.01)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.03)	(.01)	-
Net asset value, end of period	$ 6.40	$ 6.47	$ 6.37
Total Return B, C, D	(.67)%	1.75%	(36.30)%
Ratios to Average Net Assets F, J
Expenses before reductions	2.64% A	2.43%	2.96% A
Expenses net of fee waivers, if any	2.40% A	2.43%	2.75% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.03% A	1.79%	2.01% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.76% A	1.77%	1.80% A
Net investment income (loss)	(.85)% A	.23%	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 790	$ 973	$ 1,703
Portfolio turnover rate G	273% A	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 6.43	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.02)	(.04)
Net realized and unrealized gain (loss)	(.01) H	.10 H	(3.61)
Total from investment operations	(.06)	.08	(3.65)
Net asset value, end of period	$ 6.37	$ 6.43	$ 6.35
Total Return B, C, D	(.93)%	1.26%	(36.50)%
Ratios to Average Net Assets F, J
Expenses before reductions	3.13% A	2.92%	3.45% A
Expenses net of fee waivers, if any	2.90% A	2.92%	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.53% A	2.28%	2.50% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.27% A	2.25%	2.30% A
Net investment income (loss)	(1.36)% A	(.26)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 534	$ 593	$ 912
Portfolio turnover rate G	273% A	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 6.42	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.02)	(.04)
Net realized and unrealized gain (loss)	- K	.09 H	(3.61)
Total from investment operations	(.05)	.07	(3.65)
Net asset value, end of period	$ 6.37	$ 6.42	$ 6.35
Total Return B, C, D	(.78)%	1.10%	(36.50)%
Ratios to Average Net Assets F, J
Expenses before reductions	3.13% A	2.96%	3.43% A
Expenses net of fee waivers, if any	2.90% A	2.94%	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.53% A	2.32%	2.48% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.27% A	2.28%	2.30% A
Net investment income (loss)	(1.36)% A	(.28)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 654	$ 867	$ 1,925
Portfolio turnover rate G	273% A	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - 130/30 Large Cap

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.50	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.04	.02
Net realized and unrealized gain (loss)	(.02) G	.10 G	(3.62)
Total from investment operations	(.03)	.14	(3.60)
Distributions from net investment income	(.05)	(.04)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.06)	(.04)	-
Net asset value, end of period	$ 6.41	$ 6.50	$ 6.40
Total Return B, C	(.43)%	2.15%	(36.00)%
Ratios to Average Net Assets E, I
Expenses before reductions	2.13% A	1.96%	2.32% A
Expenses net of fee waivers, if any	1.91% A	1.94%	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.53% A	1.32%	1.37% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.27% A	1.28%	1.30% A
Net investment income (loss)	(.36)% A	.72%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,941	$ 21,850	$ 101,323
Portfolio turnover rate F	273% A	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.50	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.05	.02
Net realized and unrealized gain (loss)	(.01) G	.09 G	(3.62)
Total from investment operations	(.02)	.14	(3.60)
Distributions from net investment income	(.08)	(.04)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.09)	(.04)	-
Net asset value, end of period	$ 6.39	$ 6.50	$ 6.40
Total Return B, C	(.33)%	2.15%	(36.00)%
Ratios to Average Net Assets E, I
Expenses before reductions	2.03% A	1.79%	2.39% A
Expenses net of fee waivers, if any	1.91% A	1.79%	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.43% A	1.15%	1.44% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.27% A	1.12%	1.30% A
Net investment income (loss)	(.36)% A	.87%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,882	$ 4,073	$ 2,954
Portfolio turnover rate F	273% A	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

1. Organization.

Fidelity 130/30 Large Cap Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, 130/30 Large Cap and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income and dividend expense on securities sold short, are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, certain payments in-lieu of dividends on short sales, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,588,075
Gross unrealized depreciation	(1,628,854)
Net unrealized appreciation (depreciation)	$ 959,221

Tax cost	$ 34,623,176

Semiannual Report

4. Operating Policies.

Short Sales. Consistent with its investment objective, the Fund holds long securities that it expects to outperform the market and sells securities short in issuers expected to underperform the market. The Fund intends to maintain a net long exposure (the market value of long positions less the market value of short positions) of 100%, normally targeting long and short positions of approximately 130% and 30% of the Fund's net assets, respectively. In a short sale transaction, the Fund sells securities it does not own, but has borrowed from a broker, in anticipation of a decline in the market value of the securities. To complete or "close out" a short sale, the Fund must purchase the same securities at the current market price and deliver them to the broker. Until the Fund closes out a short position, it is obligated to pay the broker fees incurred on borrowing the securities. The fees, which are net of rebates, are recorded as interest expense in the accompanying Statement of Operations. The Fund is required to maintain a margin account with the broker and to pledge a portion of its assets to the broker as collateral for the borrowed securities. The collateral is marked-to-market daily to reflect the current value of the short positions. The Fund is subject to risk of loss if the broker were to fail to perform its obligations under the contract. Short positions are reported at value in the accompanying Schedule of Investments under the caption "Short Stock Positions" and in the accompanying Statement of Assets & Liabilities. Dividends declared on short positions are recorded as dividend expense in the accompanying Statement of Operations and the Fund is obligated to pay the broker any dividends due on securities sold short. In the event the price of a security sold short increases between the short sale and when the Fund closes out the short sale, the Fund will incur a loss. The Fund will realize a gain if the security declines in value between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are theoretically unlimited because the short position loses value as the securities' price increases. The Fund's ultimate obligation to satisfy the short sale may exceed the amount shown in the accompanying Statement of Assets & Liabilities.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

During the period the Fidelity 130/30 Large Cap Fund recognized net realized gain (loss) of $39,134 and a change in net unrealized appreciation (depreciation) of $0 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short sales and short-term securities, aggregated $44,609,915 and $49,376,093, respectively. Securities sold short and purchases to cover securities sold short aggregated $16,773,590 and $17,886,915.

Semiannual Report

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, 130/30 Large Cap as compared to an appropriate benchmark index. The Fund's performance adjustment took effect in March 2009. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate, including the performance adjustment, was .39% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 2,314	$ 20
Class T	.25%	.25%	2,190	59
Class B	.75%	.25%	3,449	2,863
Class C	.75%	.25%	3,847	654
			$ 11,800	$ 3,596

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 908
Class T	219
Class B*	1,949
Class C*	12
$ 3,088

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,987.32
Class T	1,418.32
Class B	1,099.32
Class C	1,240.32
130/30 Large Cap	33,075.32
Institutional Class	5,238.22
	$ 45,057

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,309 for the period.

Semiannual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $60 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, and dividend expense on securities sold short, are excluded from this reimbursement. As a result, actual expenses paid by a shareholder may be higher than the limitations listed in the table below.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.55%	$ 2,175
Class T	1.80%	1,034
Class B	2.30%	785
Class C	2.30%	885
130/30 Large Cap	1.30%	23,533
Institutional Class	1.30%	2,965
		$ 31,377

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5,150 for the period.

Semiannual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Class A	$ 6,090	$ 33,461
Class T	2,414	2,858
130/30 Large Cap	172,826	559,488
Institutional Class	51,249	15,535
Total	$ 232,579	$ 611,342
From net realized gain
Class A	$ 2,900	$ -
Class T	1,420	-
130/30 Large Cap	32,609	-
Institutional Class	6,406	-
Total	$ 43,335	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class A
Shares sold	37,237	188,721	$ 251,336	$ 1,117,237
Reinvestment of distributions	1,315	5,125	8,586	32,085
Shares redeemed	(87,353)	(1,098,512)	(590,027)	(6,390,716)
Net increase (decrease)	(48,801)	(904,666)	$ (330,105)	$ (5,241,394)
Class T
Shares sold	14,989	40,360	$ 97,788	$ 237,954
Reinvestment of distributions	558	444	3,645	2,782
Shares redeemed	(42,471)	(157,598)	(285,007)	(934,157)
Net increase (decrease)	(26,924)	(116,794)	$ (183,574)	$ (693,421)
Class B
Shares sold	35,945	17,449	$ 239,319	$ 99,864
Shares redeemed	(44,390)	(68,793)	(291,432)	(408,050)
Net increase (decrease)	(8,445)	(51,344)	$ (52,113)	$ (308,186)

Semiannual Report

11. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class C
Shares sold	4,862	43,430	$ 32,986	$ 257,056
Shares redeemed	(37,098)	(211,507)	(242,597)	(1,238,444)
Net increase (decrease)	(32,236)	(168,077)	$ (209,611)	$ (981,388)
130/30 Large Cap
Shares sold	544,986	2,815,615	$ 3,668,746	$ 16,837,425
Reinvestment of distributions	29,295	86,343	191,003	540,509
Shares redeemed	(983,500)	(15,379,765)	(6,614,326)	(87,854,097)
Net increase (decrease)	(409,219)	(12,477,807)	$ (2,754,577)	$ (70,476,163)
Institutional Class
Shares sold	168,721	394,716	$ 1,138,043	$ 2,395,451
Reinvestment of distributions	8,843	2,462	57,483	15,412
Shares redeemed	(40,108)	(232,773)	(257,650)	(1,377,179)
Net increase (decrease)	137,456	164,405	$ 937,876	$ 1,033,684

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Dynamic Strategies Fund was the owner of record of 17% of the total outstanding shares of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
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396 Route 17, North
Paramus, NJ

3518 Route 1 North
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530 Broad Street
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New Mexico

2261 Q Street NE
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New York

1130 Franklin Avenue
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37 West Jericho Turnpike
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1271 Avenue of the Americas
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980 Madison Avenue
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61 Broadway
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350 Park Avenue
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200 Fifth Avenue
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733 Third Avenue
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2070 Broadway
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1075 Northern Blvd.
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799 Central Park Avenue
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3349 Monroe Avenue
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North Carolina

4611 Sharon Road
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Ohio

3805 Edwards Road
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1324 Polaris Parkway
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1800 Crocker Road
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7493 SW Bridgeport Road
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600 West DeKalb Pike
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1735 Market Street
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12001 Perry Highway
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Rhode Island

10 Memorial Boulevard
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Texas

10000 Research Boulevard
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4001 Northwest Parkway
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6005 West Park Boulevard
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1576 East Southlake Blvd.
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15600 Southwest Freeway
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139 N. Loop 1604 East
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Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
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11957 Democracy Drive
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Washington

10500 NE 8th Street
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1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

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Semiannual Report

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(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
130/30 Large Cap
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2010

Class A, Class T, Class B,
and Class C are classes
of Fidelity® 130/30
Large Cap Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, changes in net assets and cash flows as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	2.15%
Actual		$ 1,000.00	$ 993.90	$ 10.69
Hypothetical A		$ 1,000.00	$ 1,014.21	$ 10.80
Class T	2.40%
Actual		$ 1,000.00	$ 993.30	$ 11.93
Hypothetical A		$ 1,000.00	$ 1,012.96	$ 12.04
Class B	2.90%
Actual		$ 1,000.00	$ 990.70	$ 14.39
Hypothetical A		$ 1,000.00	$ 1,010.47	$ 14.54
Class C	2.90%
Actual		$ 1,000.00	$ 992.20	$ 14.40
Hypothetical A		$ 1,000.00	$ 1,010.47	$ 14.54
130/30 Large Cap	1.91%
Actual		$ 1,000.00	$ 995.70	$ 9.50
Hypothetical A		$ 1,000.00	$ 1,015.41	$ 9.60
Institutional Class	1.91%
Actual		$ 1,000.00	$ 996.70	$ 9.51
Hypothetical A		$ 1,000.00	$ 1,015.41	$ 9.60

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Long Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.5	3.9
Hewlett-Packard Co.	4.2	4.2
Microsoft Corp.	3.6	2.1
Marathon Oil Corp.	3.4	3.1
General Electric Co.	3.1	1.0
Anheuser-Busch InBev SA NV	3.0	2.8
Capital One Financial Corp.	2.7	0.0
Xerox Corp.	2.2	0.5
JPMorgan Chase & Co.	2.0	3.1
Vodafone Group PLC sponsored ADR	2.0	1.5
	30.7
Top Ten Short Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Progress Energy, Inc.	(1.0)	(0.0)
American Public Education, Inc.	(1.0)	(0.0)
Paychex, Inc.	(1.0)	(1.0)
McAfee, Inc.	(0.8)	(0.0)
Old National Bancorp, Indiana	(0.8)	(0.0)
K-Swiss, Inc. Class A	(0.8)	(0.0)
First Horizon National Corp.	(0.8)	(0.8)
Resources Connection, Inc.	(0.7)	(0.0)
Cogent, Inc.	(0.7)	(0.8)
ONYX Pharmaceuticals, Inc.	(0.7)	(0.8)
	(8.3)
Market Sectors as of May 31, 2010
As a % of fund's net assets	Long	Short	Net
Information Technology	23.9	(3.6)	20.3
Financials	21.3	(6.1)	15.2
Consumer Discretionary	16.0	(4.4)	11.6
Consumer Staples	11.9	(0.5)	11.4
Energy	12.2	(0.9)	11.3
Health Care	15.6	(4.3)	11.3
Industrials	15.1	(4.7)	10.4
Utilities	4.7	(2.5)	2.2
Materials	2.1	(0.0)	2.1
Telecommunication Services	2.0	(0.0)	2.0
Market Sectors as of November 30, 2009
As a % of fund's net assets	Long	Short	Net
Information Technology	21.0	(4.1)	16.9
Financials	22.1	(7.3)	14.8
Consumer Staples	13.1	(0.0)	13.1
Health Care	18.0	(5.8)	12.2
Energy	12.6	(0.5)	12.1
Industrials	14.2	(2.5)	11.7
Consumer Discretionary	11.7	(2.4)	9.3
Materials	3.9	(0.0)	3.9
Telecommunication Services	3.7	(0.0)	3.7
Utilities	5.9	(3.1)	2.8
Equity Exposure (% of fund's net assets)
As of May 31, 2010	As of November 30, 2009
Long equity positions* 124.8%	Long equity positions* 126.2%
Short equity positions (27.0)%	Short equity positions (25.7)%
Net equity positions 97.8%	Net equity positions 100.5%

* Long equity positions are adjusted to reflect the effect of future contracts, if applicable.

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

LONG STOCK POSITIONS (b) - 124.8%
	Shares	Value
COMMON STOCKS - 124.8%
CONSUMER DISCRETIONARY - 16.0%
Auto Components - 1.5%
ArvinMeritor, Inc. (a)	6,200	$ 90,148
Federal-Mogul Corp. Class A (a)	4,300	74,218
TRW Automotive Holdings Corp. (a)	8,500	255,680
		420,046
Diversified Consumer Services - 0.6%
Bridgepoint Education, Inc. (a)	7,600	163,932
Hotels, Restaurants & Leisure - 2.4%
Denny's Corp. (a)	20,800	65,728
Domino's Pizza, Inc. (a)	5,200	67,600
Starwood Hotels & Resorts Worldwide, Inc.	5,800	268,250
Wyndham Worldwide Corp.	10,300	243,080
		644,658
Household Durables - 0.6%
iRobot Corp. (a)	4,600	98,716
La-Z-Boy, Inc. (a)	5,300	62,911
		161,627
Media - 3.1%
Cinemark Holdings, Inc.	4,100	65,559
Discovery Communications, Inc. Class C (a)	4,300	136,482
Time Warner Cable, Inc.	2,600	142,298
Time Warner, Inc.	14,300	443,157
Virgin Media, Inc.	4,300	69,488
		856,984
Multiline Retail - 2.0%
Macy's, Inc.	12,200	270,962
Target Corp.	5,300	289,009
		559,971
Specialty Retail - 2.6%
AnnTaylor Stores Corp. (a)	5,300	114,745
Best Buy Co., Inc.	6,700	283,075
Foot Locker, Inc.	9,500	141,645
OfficeMax, Inc. (a)	4,600	82,018
Signet Jewelers Ltd. (a)	2,600	80,730
		702,213
LONG STOCK POSITIONS (b) - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 3.2%
Hanesbrands, Inc. (a)	15,600	$ 425,568
Phillips-Van Heusen Corp.	8,200	448,786
		874,354
TOTAL CONSUMER DISCRETIONARY		4,383,785
CONSUMER STAPLES - 11.9%
Beverages - 7.3%
Anheuser-Busch InBev SA NV	16,965	819,958
Coca-Cola Enterprises, Inc.	10,600	276,660
Constellation Brands, Inc. Class A (sub. vtg.) (a)	24,600	409,836
Dr Pepper Snapple Group, Inc.	11,300	427,818
Grupo Modelo SAB de CV Series C	13,200	73,321
		2,007,593
Food Products - 3.6%
Chiquita Brands International, Inc. (a)	8,200	101,270
Smithfield Foods, Inc. (a)	16,000	275,840
TreeHouse Foods, Inc. (a)	3,200	147,520
Tyson Foods, Inc. Class A	25,700	451,806
		976,436
Personal Products - 1.0%
Inter Parfums, Inc.	4,700	73,461
Nutraceutical International Corp. (a)	4,700	66,411
Schiff Nutrition International, Inc.	18,000	127,800
		267,672
TOTAL CONSUMER STAPLES		3,251,701
ENERGY - 12.2%
Energy Equipment & Services - 2.1%
Complete Production Services, Inc. (a)	20,400	265,404
Helix Energy Solutions Group, Inc. (a)	9,600	104,544
Newpark Resources, Inc. (a)	10,200	65,484
Oil States International, Inc. (a)	1,900	74,176
Superior Energy Services, Inc. (a)	2,800	60,928
		570,536
Oil, Gas & Consumable Fuels - 10.1%
Chevron Corp.	16,800	1,241,015
Cimarex Energy Co.	2,000	146,960
LONG STOCK POSITIONS (b) - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
International Coal Group, Inc. (a)	37,500	$ 162,375
Marathon Oil Corp.	30,100	935,809
Spectra Energy Corp.	6,900	138,069
XTO Energy, Inc.	3,600	153,864
		2,778,092
TOTAL ENERGY		3,348,628
FINANCIALS - 21.3%
Capital Markets - 2.0%
AllianceBernstein Holding LP	5,200	147,628
Deutsche Bank AG (NY Shares)	2,300	137,011
Goldman Sachs Group, Inc.	1,800	259,668
		544,307
Commercial Banks - 2.9%
Comerica, Inc.	6,900	262,890
PNC Financial Services Group, Inc.	8,600	539,650
		802,540
Consumer Finance - 4.8%
American Express Co.	7,500	299,025
Capital One Financial Corp.	18,400	759,920
Cardtronics, Inc. (a)	10,500	135,975
SLM Corp. (a)	12,100	134,431
		1,329,351
Diversified Financial Services - 2.6%
JPMorgan Chase & Co.	13,900	550,162
KKR Financial Holdings LLC	18,100	149,868
		700,030
Insurance - 8.5%
AFLAC, Inc.	3,100	137,330
CNO Financial Group, Inc. (a)	29,500	165,495
Endurance Specialty Holdings Ltd.	4,300	159,530
FBL Financial Group, Inc. Class A	7,100	173,453
Genworth Financial, Inc. Class A (a)	19,700	307,123
Hartford Financial Services Group, Inc.	16,800	421,176
Lincoln National Corp.	9,800	259,308
MetLife, Inc.	6,600	267,234
LONG STOCK POSITIONS (b) - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Unum Group	12,000	$ 277,200
XL Capital Ltd. Class A	9,400	165,534
		2,333,383
Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc.	1,800	134,316
TOTAL FINANCIALS		5,843,927
HEALTH CARE - 15.6%
Biotechnology - 1.0%
Cephalon, Inc. (a)	4,700	276,642
Health Care Equipment & Supplies - 3.8%
CareFusion Corp. (a)	5,800	147,436
Cooper Companies, Inc.	3,800	140,068
Hill-Rom Holdings, Inc.	2,900	80,852
Kinetic Concepts, Inc. (a)	3,100	128,340
Stryker Corp.	5,200	275,756
Zimmer Holdings, Inc. (a)	4,800	268,464
		1,040,916
Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	11,400	356,592
Assisted Living Concepts, Inc. Class A (a)	2,400	79,560
Health Net, Inc. (a)	10,100	248,965
		685,117
Life Sciences Tools & Services - 3.8%
Life Technologies Corp. (a)	5,600	280,336
PerkinElmer, Inc.	13,400	304,046
Thermo Fisher Scientific, Inc. (a)	5,700	296,742
Waters Corp. (a)	2,000	136,880
		1,018,004
Pharmaceuticals - 4.5%
Impax Laboratories, Inc. (a)	8,700	183,353
Johnson & Johnson	4,700	274,010
Merck & Co., Inc.	8,200	276,258
Mylan, Inc. (a)	10,700	208,008
Perrigo Co.	2,300	136,643
LONG STOCK POSITIONS (b) - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International (a)	1,900	$ 88,312
Warner Chilcott PLC (a)	3,000	69,360
		1,235,944
TOTAL HEALTH CARE		4,256,623
INDUSTRIALS - 15.1%
Aerospace & Defense - 3.0%
Esterline Technologies Corp. (a)	5,500	295,130
Raytheon Co.	10,100	529,341
		824,471
Airlines - 1.1%
Alaska Air Group, Inc. (a)	6,700	312,890
Building Products - 0.6%
Owens Corning (a)	4,800	159,984
Commercial Services & Supplies - 1.3%
Republic Services, Inc.	9,800	285,376
Schawk, Inc. Class A	4,400	74,492
		359,868
Electrical Equipment - 0.3%
EnerSys (a)	3,200	72,000
Industrial Conglomerates - 5.1%
General Electric Co.	51,200	837,120
Siemens AG sponsored ADR	4,700	420,791
Textron, Inc.	6,800	140,556
		1,398,467
Machinery - 2.6%
Cummins, Inc.	2,000	135,960
Oshkosh Co. (a)	9,000	319,770
Timken Co.	8,900	256,231
		711,961
Road & Rail - 1.1%
Kansas City Southern (a)	7,500	286,275
TOTAL INDUSTRIALS		4,125,916
INFORMATION TECHNOLOGY - 23.9%
Communications Equipment - 1.7%
Cisco Systems, Inc. (a)	19,700	456,252
LONG STOCK POSITIONS (b) - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 7.2%
Hewlett-Packard Co.	25,400	$ 1,168,654
Lexmark International, Inc. Class A (a)	8,600	322,930
SanDisk Corp. (a)	10,600	494,172
		1,985,756
Electronic Equipment & Components - 4.1%
Avnet, Inc. (a)	4,900	140,728
Flextronics International Ltd. (a)	38,000	249,280
Jabil Circuit, Inc.	21,000	287,490
Tyco Electronics Ltd.	9,900	285,318
Vishay Intertechnology, Inc. (a)	17,400	157,470
		1,120,286
Internet Software & Services - 0.5%
Akamai Technologies, Inc. (a)	3,500	139,020
IT Services - 1.6%
International Business Machines Corp.	3,600	450,936
Office Electronics - 2.2%
Xerox Corp.	65,400	608,874
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)	16,000	137,120
Amkor Technology, Inc. (a)	24,100	164,121
Micron Technology, Inc. (a)	37,800	343,602
		644,843
Software - 4.2%
FactSet Research Systems, Inc.	1,000	68,050
Microsoft Corp.	38,700	998,460
SS&C Technologies Holdings, Inc. (a)	4,500	73,440
		1,139,950
TOTAL INFORMATION TECHNOLOGY		6,545,917
MATERIALS - 2.1%
Chemicals - 1.6%
Ashland, Inc.	2,600	139,386
Solutia, Inc. (a)	10,700	162,105
W.R. Grace & Co. (a)	5,800	148,654
		450,145
LONG STOCK POSITIONS (b) - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.	1,900	$ 133,095
TOTAL MATERIALS		583,240
TELECOMMUNICATION SERVICES - 2.0%
Wireless Telecommunication Services - 2.0%
Vodafone Group PLC sponsored ADR	27,100	544,710
UTILITIES - 4.7%
Electric Utilities - 0.5%
Great Plains Energy, Inc.	7,900	138,645
Independent Power Producers & Energy Traders - 1.6%
Constellation Energy Group, Inc.	12,500	442,250
Multi-Utilities - 2.6%
Integrys Energy Group, Inc.	2,900	131,138
PG&E Corp.	10,400	431,600
TECO Energy, Inc.	8,800	136,840
		699,578
TOTAL UTILITIES		1,280,473
TOTAL COMMON STOCKS (Cost $32,898,407)		34,164,920
TOTAL LONG STOCK POSITIONS - 124.8% (Cost $32,898,407)		34,164,920
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.15% 7/8/10 (Cost $74,989)	$ 75,000	74,990
Money Market Funds - 4.9%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (c) (Cost $1,342,487)	1,342,487	$ 1,342,487
TOTAL INVESTMENT PORTFOLIO - 130.0% (Cost $34,315,883)		35,582,397
TOTAL SECURITIES SOLD SHORT - (27.0)% (Proceeds $7,709,120)		(7,393,334)
NET OTHER ASSETS - (3.0)%		(820,086)
NET ASSETS - 100%		$ 27,368,977
SHORT STOCK POSITIONS - (27.0)%
	Shares
COMMON STOCKS - (27.0)%
CONSUMER DISCRETIONARY - (4.4)%
Auto Components- (0.5)%
The Goodyear Tire & Rubber Co.	(11,100)	(132,090)
Diversified Consumer Services - (1.0)%
American Public Education, Inc.	(6,600)	(269,874)
Hotels, Restaurants & Leisure - (0.5)%
Choice Hotels International, Inc.	(4,400)	(146,564)
Household Durables - (0.5)%
Skyline Corp.	(7,200)	(136,080)
Leisure Equipment & Products - (0.6)%
Pool Corp.	(6,700)	(160,733)
Media - (0.5)%
Discovery Communications, Inc.	(3,700)	(139,342)
Textiles, Apparel & Luxury Goods - (0.8)%
K-Swiss, Inc. Class A	(17,400)	(216,978)
TOTAL CONSUMER DISCRETIONARY		(1,201,661)
SHORT STOCK POSITIONS - continued
	Shares	Value
CONSUMER STAPLES - (0.5)%
Household Products - (0.5)%
Colgate-Palmolive Co.	(1,800)	$ (140,562)
ENERGY - (0.9)%
Oil, Gas & Consumable Fuels - (0.9)%
General Maritime Corp.	(20,100)	(138,891)
GMX Resources, Inc.	(15,300)	(104,346)
		(243,237)
FINANCIALS - (6.1)%
Capital Markets - (0.9)%
Federated Investors, Inc. Class B (non-vtg.)	(5,700)	(126,597)
Greenhill & Co., Inc.	(1,900)	(131,651)
		(258,248)
Commercial Banks - (3.2)%
First Horizon National Corp.	(16,594)	(206,595)
Glacier Bancorp, Inc.	(10,500)	(166,530)
Old National Bancorp, Indiana	(19,600)	(225,008)
Pinnacle Financial Partners, Inc.	(8,800)	(120,296)
UMB Financial Corp.	(3,900)	(151,905)
		(870,334)
Insurance - (0.9)%
Arthur J. Gallagher & Co.	(5,800)	(143,202)
eHealth, Inc.	(8,500)	(112,540)
		(255,742)
Real Estate Investment Trusts - (1.1)%
Mack-Cali Realty Corp.	(4,200)	(138,516)
Regency Centers Corp.	(4,200)	(154,350)
		(292,866)
TOTAL FINANCIALS		(1,677,190)
SHORT STOCK POSITIONS - continued
	Shares	Value
HEALTH CARE - (4.3)%
Biotechnology - (1.2)%
Myriad Genetics, Inc.	(8,100)	$ (147,825)
ONYX Pharmaceuticals, Inc.	(8,300)	(185,007)
		(332,832)
Health Care Equipment & Supplies - (1.0)%
Abaxis, Inc.	(6,000)	(135,060)
Boston Scientific Corp.	(22,100)	(133,705)
		(268,765)
Health Care Providers & Services - (1.0)%
HMS Holdings Corp.	(2,400)	(130,224)
Patterson Companies, Inc.	(4,800)	(142,608)
		(272,832)
Health Care Technology - (0.6)%
MedAssets, Inc.	(7,100)	(161,099)
Life Sciences Tools & Services - (0.5)%
Techne Corp.	(2,200)	(133,210)
TOTAL HEALTH CARE		(1,168,738)
INDUSTRIALS - (4.7)%
Building Products - (0.6)%
NCI Building Systems, Inc.	(15,300)	(176,256)
Machinery - (1.7)%
RBC Bearings, Inc.	(4,800)	(134,400)
Valmont Industries, Inc.	(1,800)	(142,596)
Wabtec Corp.	(3,700)	(160,395)
		(437,391)
Professional Services - (1.3)%
Resources Connection, Inc.	(12,500)	(201,750)
Verisk Analytics, Inc.	(5,400)	(163,350)
		(365,100)
SHORT STOCK POSITIONS - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - (0.5)%
Hertz Global Holdings, Inc.	(11,300)	$ (128,368)
Trading Companies & Distributors - (0.6)%
Fastenal Co.	(3,300)	(166,452)
TOTAL INDUSTRIALS		(1,273,567)
INFORMATION TECHNOLOGY - (3.6)%
Electronic Equipment & Components - (0.7)%
Cogent, Inc.	(22,200)	(198,024)
IT Services - (1.0)%
Paychex, Inc.	(9,200)	(262,568)
Semiconductors & Semiconductor Equipment - (1.1)%
FormFactor, Inc.	(11,300)	(145,431)
Supertex, Inc.	(5,700)	(155,211)
		(300,642)
Software - (0.8)%
McAfee, Inc.	(7,300)	(232,140)
TOTAL INFORMATION TECHNOLOGY		(993,374)
UTILITIES - (2.5)%
Electric Utilities - (1.6)%
Pepco Holdings, Inc.	(9,400)	(151,622)
Progress Energy, Inc.	(7,200)	(277,848)
		(429,470)
Independent Power Producers & Energy Traders - (0.4)%
Ormat Technologies, Inc.	(4,300)	(122,507)
Multi-Utilities - (0.5)%
Ameren Corp.	(5,800)	(143,028)
TOTAL UTILITIES		(695,005)
TOTAL SHORT POSITIONS - (27.0)% (Proceeds $7,709,120)		$ (7,393,334)
Legend
(a) Non-income producing
(b) A portion of the securities, totaling $23,464,134, are pledged with brokers as collateral for securities sold short.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 564
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,383,785	$ 4,383,785	$ -	$ -
Consumer Staples	3,251,701	3,251,701	-	-
Energy	3,348,628	3,348,628	-	-
Financials	5,843,927	5,843,927	-	-
Health Care	4,256,623	4,256,623	-	-
Industrials	4,125,916	4,125,916	-	-
Information Technology	6,545,917	6,545,917	-	-
Materials	583,240	583,240	-	-
Telecommunication Services	544,710	544,710	-	-
Utilities	1,280,473	1,280,473	-	-
U.S. Government and Government Agency Obligations	74,990	-	74,990	-
Money Market Funds	1,342,487	1,342,487	-	-
Short Positions	(7,393,334)	(7,393,334)	-	-
Total Investments in Securities:	$ 28,189,063	$ 28,114,073	$ 74,990	$ -
Other Information - continued
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.7%
Belgium	3.0%
Germany	2.0%
United Kingdom	2.0%
Switzerland	1.0%
Others (individually less than 1%)	2.3%
100.0%
Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $72,713,109, of which $17,916,620 will expire in 2016 and $54,796,489 will expire in 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $32,973,396)	$ 34,239,910
Fidelity Central Funds (cost $1,342,487)	1,342,487
Total Investments (cost $34,315,883)		$ 35,582,397
Cash		5,642
Receivable for investments sold		1,905,374
Receivable for fund shares sold		27,435
Dividends receivable		53,860
Distributions receivable from Fidelity Central Funds		112
Prepaid expenses		27
Total assets		37,574,847

Liabilities
Payable for investments purchased	$ 2,613,272
Securities sold short at value (proceeds $7,709,120)	7,393,334
Dividend expense payable on securities sold short	5,078
Payable for fund shares redeemed	134,181
Accrued management fee	12,623
Distribution fees payable	1,799
Other affiliated payables	8,435
Other payables and accrued expenses	37,148
Total liabilities		10,205,870

Net Assets		$ 27,368,977
Net Assets consist of:
Paid in capital		$ 98,165,648
Accumulated net investment loss		(78,705)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(72,300,208)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,582,242
Net Assets		$ 27,368,977

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,567,237 ÷ 244,340 shares)	$ 6.41

Maximum offering price per share (100/94.25 of $6.41)	$ 6.80
Class T: Net Asset Value and redemption price per share ($790,383 ÷ 123,470 shares)	$ 6.40

Maximum offering price per share (100/96.50 of $6.40)	$ 6.63
Class B: Net Asset Value and offering price per share ($534,172 ÷ 83,853 shares)A	$ 6.37

Class C: Net Asset Value and offering price per share ($654,418 ÷ 102,757 shares)A	$ 6.37

130/30 Large Cap: Net Asset Value, offering price and redemption price per share ($18,941,184 ÷ 2,954,411 shares)	$ 6.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,881,583 ÷ 763,729 shares)	$ 6.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 223,448
Interest		453
Income from Fidelity Central Funds		564
Total income		224,465

Expenses
Management fee Basic fee	$ 127,233
Performance adjustment	(69,702)
Transfer agent fees	45,057
Distribution fees	11,800
Accounting fees and expenses	7,294
Custodian fees and expenses	12,455
Independent trustees' compensation	81
Registration fees	68,156
Audit	33,657
Legal	83
Interest	22,498
Dividend expenses for securities sold short	67,157
Miscellaneous	232
Total expenses before reductions	326,001
Expense reductions	(36,527)	289,474
Net investment income (loss)		(65,009)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,262,906
Foreign currency transactions	(70)
Futures contracts	39,134
Securities Sold Short	(1,531,120)
Total net realized gain (loss)		770,850
Change in net unrealized appreciation (depreciation) on: Investment securities	(722,146)
Assets and liabilities in foreign currencies	(58)
Total change in net unrealized appreciation (depreciation)		(722,204)
Net gain (loss)		48,646
Net increase (decrease) in net assets resulting from operations		$ (16,363)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (65,009)	$ 443,741
Net realized gain (loss)	770,850	(41,131,076)
Change in net unrealized appreciation (depreciation)	(722,204)	31,754,243
Net increase (decrease) in net assets resulting from operations	(16,363)	(8,933,092)
Distributions to shareholders from net investment income	(232,579)	(611,342)
Distributions to shareholders from net realized gain	(43,335)	-
Total distributions	(275,914)	(611,342)
Share transactions - net increase (decrease)	(2,592,104)	(76,666,868)
Total increase (decrease) in net assets	(2,884,381)	(86,211,302)

Net Assets
Beginning of period	30,253,358	116,464,660
End of period (including accumulated net investment loss of $78,705 and undistributed net investment income of $218,883, respectively)	$ 27,368,977	$ 30,253,358

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Cash Flows

Six months ended May 31, 2010 (Unaudited)

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$ (16,363)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:

Changes in assets and liabilities related to operations:
Change in receivable for investments sold	(1,486,468)
Change in dividends receivable and distributions receivable from Fidelity Central Funds	27,208
Change in prepaid expenses	142
Change in payable for investments purchased	2,213,839
Change in dividend expense payable on securities sold short	(2,459)
Change in other payables and accrued expenses	(26,157)
Purchases of long term investments	(44,609,915)
Proceeds from sale of long term investments	49,376,093
Purchases of and proceeds from short term investments - net	(1,417,753)
Return of capital distributions	(13,738)
Purchases of covers for securities sold short	(17,886,915)
Proceeds from securities sold short	16,773,590
Net realized gain on investments, foreign currency transactions and securities sold short	(731,716)
Change in net unrealized (appreciation) depreciation on investments, foreign currency transactions and securities sold short	722,204
Net cash provided by operating activities	2,921,592

Cash flows from financing activities:
Proceeds from sales of shares	5,424,287
Distributions to shareholders net of reinvestments	(15,197)
Cost of shares redeemed	(8,207,075)
Change in accrued broker fees on securities borrowed	437
Change in payable to custodian bank	(118,402)
Net cash used in financing activities	(2,915,950)

Net increase in cash and cash equivalents	5,642

Cash and foreign currency, beginning of period	-
Cash and foreign currency, end of period	$ 5,642
(Cash paid during the period for interest $22,935)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 6.48	$ 6.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.03	- K
Net realized and unrealized gain (loss)	(.02) H	.10 H	(3.62)
Total from investment operations	(.04)	.13	(3.62)
Distributions from net investment income	(.02)	(.03)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.03)	(.03)	-
Net asset value, end of period	$ 6.41	$ 6.48	$ 6.38
Total Return B, C, D	(.61)%	2.04%	(36.20)%
Ratios to Average Net Assets F, J
Expenses before reductions	2.39% A	2.26%	2.63% A
Expenses net of fee waivers, if any	2.15% A	2.19%	2.50% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.78% A	1.62%	1.68% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.51% A	1.53%	1.55% A
Net investment income (loss)	(.60)% A	.47%	.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,567	$ 1,898	$ 7,648
Portfolio turnover rate G	273% A	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 6.47	$ 6.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	.01	(.01)
Net realized and unrealized gain (loss)	(.01) H	.10 H	(3.62)
Total from investment operations	(.04)	.11	(3.63)
Distributions from net investment income	(.02)	(.01)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.03)	(.01)	-
Net asset value, end of period	$ 6.40	$ 6.47	$ 6.37
Total Return B, C, D	(.67)%	1.75%	(36.30)%
Ratios to Average Net Assets F, J
Expenses before reductions	2.64% A	2.43%	2.96% A
Expenses net of fee waivers, if any	2.40% A	2.43%	2.75% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.03% A	1.79%	2.01% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.76% A	1.77%	1.80% A
Net investment income (loss)	(.85)% A	.23%	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 790	$ 973	$ 1,703
Portfolio turnover rate G	273% A	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 6.43	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.02)	(.04)
Net realized and unrealized gain (loss)	(.01) H	.10 H	(3.61)
Total from investment operations	(.06)	.08	(3.65)
Net asset value, end of period	$ 6.37	$ 6.43	$ 6.35
Total Return B, C, D	(.93)%	1.26%	(36.50)%
Ratios to Average Net Assets F, J
Expenses before reductions	3.13% A	2.92%	3.45% A
Expenses net of fee waivers, if any	2.90% A	2.92%	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.53% A	2.28%	2.50% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.27% A	2.25%	2.30% A
Net investment income (loss)	(1.36)% A	(.26)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 534	$ 593	$ 912
Portfolio turnover rate G	273% A	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 6.42	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.02)	(.04)
Net realized and unrealized gain (loss)	- K	.09 H	(3.61)
Total from investment operations	(.05)	.07	(3.65)
Net asset value, end of period	$ 6.37	$ 6.42	$ 6.35
Total Return B, C, D	(.78)%	1.10%	(36.50)%
Ratios to Average Net Assets F, J
Expenses before reductions	3.13% A	2.96%	3.43% A
Expenses net of fee waivers, if any	2.90% A	2.94%	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.53% A	2.32%	2.48% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.27% A	2.28%	2.30% A
Net investment income (loss)	(1.36)% A	(.28)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 654	$ 867	$ 1,925
Portfolio turnover rate G	273% A	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - 130/30 Large Cap

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.50	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.04	.02
Net realized and unrealized gain (loss)	(.02) G	.10 G	(3.62)
Total from investment operations	(.03)	.14	(3.60)
Distributions from net investment income	(.05)	(.04)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.06)	(.04)	-
Net asset value, end of period	$ 6.41	$ 6.50	$ 6.40
Total Return B, C	(.43)%	2.15%	(36.00)%
Ratios to Average Net Assets E, I
Expenses before reductions	2.13% A	1.96%	2.32% A
Expenses net of fee waivers, if any	1.91% A	1.94%	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.53% A	1.32%	1.37% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.27% A	1.28%	1.30% A
Net investment income (loss)	(.36)% A	.72%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,941	$ 21,850	$ 101,323
Portfolio turnover rate F	273% A	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.50	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.05	.02
Net realized and unrealized gain (loss)	(.01) G	.09 G	(3.62)
Total from investment operations	(.02)	.14	(3.60)
Distributions from net investment income	(.08)	(.04)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.09)	(.04)	-
Net asset value, end of period	$ 6.39	$ 6.50	$ 6.40
Total Return B, C	(.33)%	2.15%	(36.00)%
Ratios to Average Net Assets E, I
Expenses before reductions	2.03% A	1.79%	2.39% A
Expenses net of fee waivers, if any	1.91% A	1.79%	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.43% A	1.15%	1.44% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.27% A	1.12%	1.30% A
Net investment income (loss)	(.36)% A	.87%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,882	$ 4,073	$ 2,954
Portfolio turnover rate F	273% A	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

1. Organization.

Fidelity 130/30 Large Cap Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, 130/30 Large Cap and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income and dividend expense on securities sold short, are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, certain payments in-lieu of dividends on short sales, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,588,075
Gross unrealized depreciation	(1,628,854)
Net unrealized appreciation (depreciation)	$ 959,221

Tax cost	$ 34,623,176

Semiannual Report

4. Operating Policies.

Short Sales. Consistent with its investment objective, the Fund holds long securities that it expects to outperform the market and sells securities short in issuers expected to underperform the market. The Fund intends to maintain a net long exposure (the market value of long positions less the market value of short positions) of 100%, normally targeting long and short positions of approximately 130% and 30% of the Fund's net assets, respectively. In a short sale transaction, the Fund sells securities it does not own, but has borrowed from a broker, in anticipation of a decline in the market value of the securities. To complete or "close out" a short sale, the Fund must purchase the same securities at the current market price and deliver them to the broker. Until the Fund closes out a short position, it is obligated to pay the broker fees incurred on borrowing the securities. The fees, which are net of rebates, are recorded as interest expense in the accompanying Statement of Operations. The Fund is required to maintain a margin account with the broker and to pledge a portion of its assets to the broker as collateral for the borrowed securities. The collateral is marked-to-market daily to reflect the current value of the short positions. The Fund is subject to risk of loss if the broker were to fail to perform its obligations under the contract. Short positions are reported at value in the accompanying Schedule of Investments under the caption "Short Stock Positions" and in the accompanying Statement of Assets & Liabilities. Dividends declared on short positions are recorded as dividend expense in the accompanying Statement of Operations and the Fund is obligated to pay the broker any dividends due on securities sold short. In the event the price of a security sold short increases between the short sale and when the Fund closes out the short sale, the Fund will incur a loss. The Fund will realize a gain if the security declines in value between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are theoretically unlimited because the short position loses value as the securities' price increases. The Fund's ultimate obligation to satisfy the short sale may exceed the amount shown in the accompanying Statement of Assets & Liabilities.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

During the period the Fidelity 130/30 Large Cap Fund recognized net realized gain (loss) of $39,134 and a change in net unrealized appreciation (depreciation) of $0 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short sales and short-term securities, aggregated $44,609,915 and $49,376,093, respectively. Securities sold short and purchases to cover securities sold short aggregated $16,773,590 and $17,886,915.

Semiannual Report

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, 130/30 Large Cap as compared to an appropriate benchmark index. The Fund's performance adjustment took effect in March 2009. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate, including the performance adjustment, was .39% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 2,314	$ 20
Class T	.25%	.25%	2,190	59
Class B	.75%	.25%	3,449	2,863
Class C	.75%	.25%	3,847	654
			$ 11,800	$ 3,596

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 908
Class T	219
Class B*	1,949
Class C*	12
$ 3,088

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,987.32
Class T	1,418.32
Class B	1,099.32
Class C	1,240.32
130/30 Large Cap	33,075.32
Institutional Class	5,238.22
	$ 45,057

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,309 for the period.

Semiannual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $60 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, and dividend expense on securities sold short, are excluded from this reimbursement. As a result, actual expenses paid by a shareholder may be higher than the limitations listed in the table below.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.55%	$ 2,175
Class T	1.80%	1,034
Class B	2.30%	785
Class C	2.30%	885
130/30 Large Cap	1.30%	23,533
Institutional Class	1.30%	2,965
		$ 31,377

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5,150 for the period.

Semiannual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Class A	$ 6,090	$ 33,461
Class T	2,414	2,858
130/30 Large Cap	172,826	559,488
Institutional Class	51,249	15,535
Total	$ 232,579	$ 611,342
From net realized gain
Class A	$ 2,900	$ -
Class T	1,420	-
130/30 Large Cap	32,609	-
Institutional Class	6,406	-
Total	$ 43,335	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class A
Shares sold	37,237	188,721	$ 251,336	$ 1,117,237
Reinvestment of distributions	1,315	5,125	8,586	32,085
Shares redeemed	(87,353)	(1,098,512)	(590,027)	(6,390,716)
Net increase (decrease)	(48,801)	(904,666)	$ (330,105)	$ (5,241,394)
Class T
Shares sold	14,989	40,360	$ 97,788	$ 237,954
Reinvestment of distributions	558	444	3,645	2,782
Shares redeemed	(42,471)	(157,598)	(285,007)	(934,157)
Net increase (decrease)	(26,924)	(116,794)	$ (183,574)	$ (693,421)
Class B
Shares sold	35,945	17,449	$ 239,319	$ 99,864
Shares redeemed	(44,390)	(68,793)	(291,432)	(408,050)
Net increase (decrease)	(8,445)	(51,344)	$ (52,113)	$ (308,186)

Semiannual Report

11. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class C
Shares sold	4,862	43,430	$ 32,986	$ 257,056
Shares redeemed	(37,098)	(211,507)	(242,597)	(1,238,444)
Net increase (decrease)	(32,236)	(168,077)	$ (209,611)	$ (981,388)
130/30 Large Cap
Shares sold	544,986	2,815,615	$ 3,668,746	$ 16,837,425
Reinvestment of distributions	29,295	86,343	191,003	540,509
Shares redeemed	(983,500)	(15,379,765)	(6,614,326)	(87,854,097)
Net increase (decrease)	(409,219)	(12,477,807)	$ (2,754,577)	$ (70,476,163)
Institutional Class
Shares sold	168,721	394,716	$ 1,138,043	$ 2,395,451
Reinvestment of distributions	8,843	2,462	57,483	15,412
Shares redeemed	(40,108)	(232,773)	(257,650)	(1,377,179)
Net increase (decrease)	137,456	164,405	$ 937,876	$ 1,033,684

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Dynamic Strategies Fund was the owner of record of 17% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Ltd.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

AFLC-USAN-0710
1.859219.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
130/30 Large Cap
Fund - Institutional Class

Semiannual Report

May 31, 2010

Institutional Class is a
class of Fidelity® 130/30
Large Cap Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, changes in net assets and cash flows as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable .

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Class A	2.15%
Actual		$ 1,000.00	$ 993.90	$ 10.69
Hypothetical A		$ 1,000.00	$ 1,014.21	$ 10.80
Class T	2.40%
Actual		$ 1,000.00	$ 993.30	$ 11.93
Hypothetical A		$ 1,000.00	$ 1,012.96	$ 12.04
Class B	2.90%
Actual		$ 1,000.00	$ 990.70	$ 14.39
Hypothetical A		$ 1,000.00	$ 1,010.47	$ 14.54
Class C	2.90%
Actual		$ 1,000.00	$ 992.20	$ 14.40
Hypothetical A		$ 1,000.00	$ 1,010.47	$ 14.54
130/30 Large Cap	1.91%
Actual		$ 1,000.00	$ 995.70	$ 9.50
Hypothetical A		$ 1,000.00	$ 1,015.41	$ 9.60
Institutional Class	1.91%
Actual		$ 1,000.00	$ 996.70	$ 9.51
Hypothetical A		$ 1,000.00	$ 1,015.41	$ 9.60

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Long Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.5	3.9
Hewlett-Packard Co.	4.2	4.2
Microsoft Corp.	3.6	2.1
Marathon Oil Corp.	3.4	3.1
General Electric Co.	3.1	1.0
Anheuser-Busch InBev SA NV	3.0	2.8
Capital One Financial Corp.	2.7	0.0
Xerox Corp.	2.2	0.5
JPMorgan Chase & Co.	2.0	3.1
Vodafone Group PLC sponsored ADR	2.0	1.5
	30.7
Top Ten Short Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Progress Energy, Inc.	(1.0)	(0.0)
American Public Education, Inc.	(1.0)	(0.0)
Paychex, Inc.	(1.0)	(1.0)
McAfee, Inc.	(0.8)	(0.0)
Old National Bancorp, Indiana	(0.8)	(0.0)
K-Swiss, Inc. Class A	(0.8)	(0.0)
First Horizon National Corp.	(0.8)	(0.8)
Resources Connection, Inc.	(0.7)	(0.0)
Cogent, Inc.	(0.7)	(0.8)
ONYX Pharmaceuticals, Inc.	(0.7)	(0.8)
	(8.3)
Market Sectors as of May 31, 2010
As a % of fund's net assets	Long	Short	Net
Information Technology	23.9	(3.6)	20.3
Financials	21.3	(6.1)	15.2
Consumer Discretionary	16.0	(4.4)	11.6
Consumer Staples	11.9	(0.5)	11.4
Energy	12.2	(0.9)	11.3
Health Care	15.6	(4.3)	11.3
Industrials	15.1	(4.7)	10.4
Utilities	4.7	(2.5)	2.2
Materials	2.1	(0.0)	2.1
Telecommunication Services	2.0	(0.0)	2.0
Market Sectors as of November 30, 2009
As a % of fund's net assets	Long	Short	Net
Information Technology	21.0	(4.1)	16.9
Financials	22.1	(7.3)	14.8
Consumer Staples	13.1	(0.0)	13.1
Health Care	18.0	(5.8)	12.2
Energy	12.6	(0.5)	12.1
Industrials	14.2	(2.5)	11.7
Consumer Discretionary	11.7	(2.4)	9.3
Materials	3.9	(0.0)	3.9
Telecommunication Services	3.7	(0.0)	3.7
Utilities	5.9	(3.1)	2.8
Equity Exposure (% of fund's net assets)
As of May 31, 2010	As of November 30, 2009
Long equity positions* 124.8%	Long equity positions* 126.2%
Short equity positions (27.0)%	Short equity positions (25.7)%
Net equity positions 97.8%	Net equity positions 100.5%

* Long equity positions are adjusted to reflect the effect of future contracts, if applicable.

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

LONG STOCK POSITIONS (b) - 124.8%
	Shares	Value
COMMON STOCKS - 124.8%
CONSUMER DISCRETIONARY - 16.0%
Auto Components - 1.5%
ArvinMeritor, Inc. (a)	6,200	$ 90,148
Federal-Mogul Corp. Class A (a)	4,300	74,218
TRW Automotive Holdings Corp. (a)	8,500	255,680
		420,046
Diversified Consumer Services - 0.6%
Bridgepoint Education, Inc. (a)	7,600	163,932
Hotels, Restaurants & Leisure - 2.4%
Denny's Corp. (a)	20,800	65,728
Domino's Pizza, Inc. (a)	5,200	67,600
Starwood Hotels & Resorts Worldwide, Inc.	5,800	268,250
Wyndham Worldwide Corp.	10,300	243,080
		644,658
Household Durables - 0.6%
iRobot Corp. (a)	4,600	98,716
La-Z-Boy, Inc. (a)	5,300	62,911
		161,627
Media - 3.1%
Cinemark Holdings, Inc.	4,100	65,559
Discovery Communications, Inc. Class C (a)	4,300	136,482
Time Warner Cable, Inc.	2,600	142,298
Time Warner, Inc.	14,300	443,157
Virgin Media, Inc.	4,300	69,488
		856,984
Multiline Retail - 2.0%
Macy's, Inc.	12,200	270,962
Target Corp.	5,300	289,009
		559,971
Specialty Retail - 2.6%
AnnTaylor Stores Corp. (a)	5,300	114,745
Best Buy Co., Inc.	6,700	283,075
Foot Locker, Inc.	9,500	141,645
OfficeMax, Inc. (a)	4,600	82,018
Signet Jewelers Ltd. (a)	2,600	80,730
		702,213
LONG STOCK POSITIONS (b) - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 3.2%
Hanesbrands, Inc. (a)	15,600	$ 425,568
Phillips-Van Heusen Corp.	8,200	448,786
		874,354
TOTAL CONSUMER DISCRETIONARY		4,383,785
CONSUMER STAPLES - 11.9%
Beverages - 7.3%
Anheuser-Busch InBev SA NV	16,965	819,958
Coca-Cola Enterprises, Inc.	10,600	276,660
Constellation Brands, Inc. Class A (sub. vtg.) (a)	24,600	409,836
Dr Pepper Snapple Group, Inc.	11,300	427,818
Grupo Modelo SAB de CV Series C	13,200	73,321
		2,007,593
Food Products - 3.6%
Chiquita Brands International, Inc. (a)	8,200	101,270
Smithfield Foods, Inc. (a)	16,000	275,840
TreeHouse Foods, Inc. (a)	3,200	147,520
Tyson Foods, Inc. Class A	25,700	451,806
		976,436
Personal Products - 1.0%
Inter Parfums, Inc.	4,700	73,461
Nutraceutical International Corp. (a)	4,700	66,411
Schiff Nutrition International, Inc.	18,000	127,800
		267,672
TOTAL CONSUMER STAPLES		3,251,701
ENERGY - 12.2%
Energy Equipment & Services - 2.1%
Complete Production Services, Inc. (a)	20,400	265,404
Helix Energy Solutions Group, Inc. (a)	9,600	104,544
Newpark Resources, Inc. (a)	10,200	65,484
Oil States International, Inc. (a)	1,900	74,176
Superior Energy Services, Inc. (a)	2,800	60,928
		570,536
Oil, Gas & Consumable Fuels - 10.1%
Chevron Corp.	16,800	1,241,015
Cimarex Energy Co.	2,000	146,960
LONG STOCK POSITIONS (b) - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
International Coal Group, Inc. (a)	37,500	$ 162,375
Marathon Oil Corp.	30,100	935,809
Spectra Energy Corp.	6,900	138,069
XTO Energy, Inc.	3,600	153,864
		2,778,092
TOTAL ENERGY		3,348,628
FINANCIALS - 21.3%
Capital Markets - 2.0%
AllianceBernstein Holding LP	5,200	147,628
Deutsche Bank AG (NY Shares)	2,300	137,011
Goldman Sachs Group, Inc.	1,800	259,668
		544,307
Commercial Banks - 2.9%
Comerica, Inc.	6,900	262,890
PNC Financial Services Group, Inc.	8,600	539,650
		802,540
Consumer Finance - 4.8%
American Express Co.	7,500	299,025
Capital One Financial Corp.	18,400	759,920
Cardtronics, Inc. (a)	10,500	135,975
SLM Corp. (a)	12,100	134,431
		1,329,351
Diversified Financial Services - 2.6%
JPMorgan Chase & Co.	13,900	550,162
KKR Financial Holdings LLC	18,100	149,868
		700,030
Insurance - 8.5%
AFLAC, Inc.	3,100	137,330
CNO Financial Group, Inc. (a)	29,500	165,495
Endurance Specialty Holdings Ltd.	4,300	159,530
FBL Financial Group, Inc. Class A	7,100	173,453
Genworth Financial, Inc. Class A (a)	19,700	307,123
Hartford Financial Services Group, Inc.	16,800	421,176
Lincoln National Corp.	9,800	259,308
MetLife, Inc.	6,600	267,234
LONG STOCK POSITIONS (b) - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Unum Group	12,000	$ 277,200
XL Capital Ltd. Class A	9,400	165,534
		2,333,383
Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc.	1,800	134,316
TOTAL FINANCIALS		5,843,927
HEALTH CARE - 15.6%
Biotechnology - 1.0%
Cephalon, Inc. (a)	4,700	276,642
Health Care Equipment & Supplies - 3.8%
CareFusion Corp. (a)	5,800	147,436
Cooper Companies, Inc.	3,800	140,068
Hill-Rom Holdings, Inc.	2,900	80,852
Kinetic Concepts, Inc. (a)	3,100	128,340
Stryker Corp.	5,200	275,756
Zimmer Holdings, Inc. (a)	4,800	268,464
		1,040,916
Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	11,400	356,592
Assisted Living Concepts, Inc. Class A (a)	2,400	79,560
Health Net, Inc. (a)	10,100	248,965
		685,117
Life Sciences Tools & Services - 3.8%
Life Technologies Corp. (a)	5,600	280,336
PerkinElmer, Inc.	13,400	304,046
Thermo Fisher Scientific, Inc. (a)	5,700	296,742
Waters Corp. (a)	2,000	136,880
		1,018,004
Pharmaceuticals - 4.5%
Impax Laboratories, Inc. (a)	8,700	183,353
Johnson & Johnson	4,700	274,010
Merck & Co., Inc.	8,200	276,258
Mylan, Inc. (a)	10,700	208,008
Perrigo Co.	2,300	136,643
LONG STOCK POSITIONS (b) - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International (a)	1,900	$ 88,312
Warner Chilcott PLC (a)	3,000	69,360
		1,235,944
TOTAL HEALTH CARE		4,256,623
INDUSTRIALS - 15.1%
Aerospace & Defense - 3.0%
Esterline Technologies Corp. (a)	5,500	295,130
Raytheon Co.	10,100	529,341
		824,471
Airlines - 1.1%
Alaska Air Group, Inc. (a)	6,700	312,890
Building Products - 0.6%
Owens Corning (a)	4,800	159,984
Commercial Services & Supplies - 1.3%
Republic Services, Inc.	9,800	285,376
Schawk, Inc. Class A	4,400	74,492
		359,868
Electrical Equipment - 0.3%
EnerSys (a)	3,200	72,000
Industrial Conglomerates - 5.1%
General Electric Co.	51,200	837,120
Siemens AG sponsored ADR	4,700	420,791
Textron, Inc.	6,800	140,556
		1,398,467
Machinery - 2.6%
Cummins, Inc.	2,000	135,960
Oshkosh Co. (a)	9,000	319,770
Timken Co.	8,900	256,231
		711,961
Road & Rail - 1.1%
Kansas City Southern (a)	7,500	286,275
TOTAL INDUSTRIALS		4,125,916
INFORMATION TECHNOLOGY - 23.9%
Communications Equipment - 1.7%
Cisco Systems, Inc. (a)	19,700	456,252
LONG STOCK POSITIONS (b) - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 7.2%
Hewlett-Packard Co.	25,400	$ 1,168,654
Lexmark International, Inc. Class A (a)	8,600	322,930
SanDisk Corp. (a)	10,600	494,172
		1,985,756
Electronic Equipment & Components - 4.1%
Avnet, Inc. (a)	4,900	140,728
Flextronics International Ltd. (a)	38,000	249,280
Jabil Circuit, Inc.	21,000	287,490
Tyco Electronics Ltd.	9,900	285,318
Vishay Intertechnology, Inc. (a)	17,400	157,470
		1,120,286
Internet Software & Services - 0.5%
Akamai Technologies, Inc. (a)	3,500	139,020
IT Services - 1.6%
International Business Machines Corp.	3,600	450,936
Office Electronics - 2.2%
Xerox Corp.	65,400	608,874
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)	16,000	137,120
Amkor Technology, Inc. (a)	24,100	164,121
Micron Technology, Inc. (a)	37,800	343,602
		644,843
Software - 4.2%
FactSet Research Systems, Inc.	1,000	68,050
Microsoft Corp.	38,700	998,460
SS&C Technologies Holdings, Inc. (a)	4,500	73,440
		1,139,950
TOTAL INFORMATION TECHNOLOGY		6,545,917
MATERIALS - 2.1%
Chemicals - 1.6%
Ashland, Inc.	2,600	139,386
Solutia, Inc. (a)	10,700	162,105
W.R. Grace & Co. (a)	5,800	148,654
		450,145
LONG STOCK POSITIONS (b) - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc.	1,900	$ 133,095
TOTAL MATERIALS		583,240
TELECOMMUNICATION SERVICES - 2.0%
Wireless Telecommunication Services - 2.0%
Vodafone Group PLC sponsored ADR	27,100	544,710
UTILITIES - 4.7%
Electric Utilities - 0.5%
Great Plains Energy, Inc.	7,900	138,645
Independent Power Producers & Energy Traders - 1.6%
Constellation Energy Group, Inc.	12,500	442,250
Multi-Utilities - 2.6%
Integrys Energy Group, Inc.	2,900	131,138
PG&E Corp.	10,400	431,600
TECO Energy, Inc.	8,800	136,840
		699,578
TOTAL UTILITIES		1,280,473
TOTAL COMMON STOCKS (Cost $32,898,407)		34,164,920
TOTAL LONG STOCK POSITIONS - 124.8% (Cost $32,898,407)		34,164,920
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.15% 7/8/10 (Cost $74,989)	$ 75,000	74,990
Money Market Funds - 4.9%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (c) (Cost $1,342,487)	1,342,487	$ 1,342,487
TOTAL INVESTMENT PORTFOLIO - 130.0% (Cost $34,315,883)		35,582,397
TOTAL SECURITIES SOLD SHORT - (27.0)% (Proceeds $7,709,120)		(7,393,334)
NET OTHER ASSETS - (3.0)%		(820,086)
NET ASSETS - 100%		$ 27,368,977
SHORT STOCK POSITIONS - (27.0)%
	Shares
COMMON STOCKS - (27.0)%
CONSUMER DISCRETIONARY - (4.4)%
Auto Components- (0.5)%
The Goodyear Tire & Rubber Co.	(11,100)	(132,090)
Diversified Consumer Services - (1.0)%
American Public Education, Inc.	(6,600)	(269,874)
Hotels, Restaurants & Leisure - (0.5)%
Choice Hotels International, Inc.	(4,400)	(146,564)
Household Durables - (0.5)%
Skyline Corp.	(7,200)	(136,080)
Leisure Equipment & Products - (0.6)%
Pool Corp.	(6,700)	(160,733)
Media - (0.5)%
Discovery Communications, Inc.	(3,700)	(139,342)
Textiles, Apparel & Luxury Goods - (0.8)%
K-Swiss, Inc. Class A	(17,400)	(216,978)
TOTAL CONSUMER DISCRETIONARY		(1,201,661)
SHORT STOCK POSITIONS - continued
	Shares	Value
CONSUMER STAPLES - (0.5)%
Household Products - (0.5)%
Colgate-Palmolive Co.	(1,800)	$ (140,562)
ENERGY - (0.9)%
Oil, Gas & Consumable Fuels - (0.9)%
General Maritime Corp.	(20,100)	(138,891)
GMX Resources, Inc.	(15,300)	(104,346)
		(243,237)
FINANCIALS - (6.1)%
Capital Markets - (0.9)%
Federated Investors, Inc. Class B (non-vtg.)	(5,700)	(126,597)
Greenhill & Co., Inc.	(1,900)	(131,651)
		(258,248)
Commercial Banks - (3.2)%
First Horizon National Corp.	(16,594)	(206,595)
Glacier Bancorp, Inc.	(10,500)	(166,530)
Old National Bancorp, Indiana	(19,600)	(225,008)
Pinnacle Financial Partners, Inc.	(8,800)	(120,296)
UMB Financial Corp.	(3,900)	(151,905)
		(870,334)
Insurance - (0.9)%
Arthur J. Gallagher & Co.	(5,800)	(143,202)
eHealth, Inc.	(8,500)	(112,540)
		(255,742)
Real Estate Investment Trusts - (1.1)%
Mack-Cali Realty Corp.	(4,200)	(138,516)
Regency Centers Corp.	(4,200)	(154,350)
		(292,866)
TOTAL FINANCIALS		(1,677,190)
SHORT STOCK POSITIONS - continued
	Shares	Value
HEALTH CARE - (4.3)%
Biotechnology - (1.2)%
Myriad Genetics, Inc.	(8,100)	$ (147,825)
ONYX Pharmaceuticals, Inc.	(8,300)	(185,007)
		(332,832)
Health Care Equipment & Supplies - (1.0)%
Abaxis, Inc.	(6,000)	(135,060)
Boston Scientific Corp.	(22,100)	(133,705)
		(268,765)
Health Care Providers & Services - (1.0)%
HMS Holdings Corp.	(2,400)	(130,224)
Patterson Companies, Inc.	(4,800)	(142,608)
		(272,832)
Health Care Technology - (0.6)%
MedAssets, Inc.	(7,100)	(161,099)
Life Sciences Tools & Services - (0.5)%
Techne Corp.	(2,200)	(133,210)
TOTAL HEALTH CARE		(1,168,738)
INDUSTRIALS - (4.7)%
Building Products - (0.6)%
NCI Building Systems, Inc.	(15,300)	(176,256)
Machinery - (1.7)%
RBC Bearings, Inc.	(4,800)	(134,400)
Valmont Industries, Inc.	(1,800)	(142,596)
Wabtec Corp.	(3,700)	(160,395)
		(437,391)
Professional Services - (1.3)%
Resources Connection, Inc.	(12,500)	(201,750)
Verisk Analytics, Inc.	(5,400)	(163,350)
		(365,100)
SHORT STOCK POSITIONS - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - (0.5)%
Hertz Global Holdings, Inc.	(11,300)	$ (128,368)
Trading Companies & Distributors - (0.6)%
Fastenal Co.	(3,300)	(166,452)
TOTAL INDUSTRIALS		(1,273,567)
INFORMATION TECHNOLOGY - (3.6)%
Electronic Equipment & Components - (0.7)%
Cogent, Inc.	(22,200)	(198,024)
IT Services - (1.0)%
Paychex, Inc.	(9,200)	(262,568)
Semiconductors & Semiconductor Equipment - (1.1)%
FormFactor, Inc.	(11,300)	(145,431)
Supertex, Inc.	(5,700)	(155,211)
		(300,642)
Software - (0.8)%
McAfee, Inc.	(7,300)	(232,140)
TOTAL INFORMATION TECHNOLOGY		(993,374)
UTILITIES - (2.5)%
Electric Utilities - (1.6)%
Pepco Holdings, Inc.	(9,400)	(151,622)
Progress Energy, Inc.	(7,200)	(277,848)
		(429,470)
Independent Power Producers & Energy Traders - (0.4)%
Ormat Technologies, Inc.	(4,300)	(122,507)
Multi-Utilities - (0.5)%
Ameren Corp.	(5,800)	(143,028)
TOTAL UTILITIES		(695,005)
TOTAL SHORT POSITIONS - (27.0)% (Proceeds $7,709,120)		$ (7,393,334)
Legend
(a) Non-income producing
(b) A portion of the securities, totaling $23,464,134, are pledged with brokers as collateral for securities sold short.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 564
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,383,785	$ 4,383,785	$ -	$ -
Consumer Staples	3,251,701	3,251,701	-	-
Energy	3,348,628	3,348,628	-	-
Financials	5,843,927	5,843,927	-	-
Health Care	4,256,623	4,256,623	-	-
Industrials	4,125,916	4,125,916	-	-
Information Technology	6,545,917	6,545,917	-	-
Materials	583,240	583,240	-	-
Telecommunication Services	544,710	544,710	-	-
Utilities	1,280,473	1,280,473	-	-
U.S. Government and Government Agency Obligations	74,990	-	74,990	-
Money Market Funds	1,342,487	1,342,487	-	-
Short Positions	(7,393,334)	(7,393,334)	-	-
Total Investments in Securities:	$ 28,189,063	$ 28,114,073	$ 74,990	$ -
Other Information - continued
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.7%
Belgium	3.0%
Germany	2.0%
United Kingdom	2.0%
Switzerland	1.0%
Others (individually less than 1%)	2.3%
100.0%
Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $72,713,109, of which $17,916,620 will expire in 2016 and $54,796,489 will expire in 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $32,973,396)	$ 34,239,910
Fidelity Central Funds (cost $1,342,487)	1,342,487
Total Investments (cost $34,315,883)		$ 35,582,397
Cash		5,642
Receivable for investments sold		1,905,374
Receivable for fund shares sold		27,435
Dividends receivable		53,860
Distributions receivable from Fidelity Central Funds		112
Prepaid expenses		27
Total assets		37,574,847

Liabilities
Payable for investments purchased	$ 2,613,272
Securities sold short at value (proceeds $7,709,120)	7,393,334
Dividend expense payable on securities sold short	5,078
Payable for fund shares redeemed	134,181
Accrued management fee	12,623
Distribution fees payable	1,799
Other affiliated payables	8,435
Other payables and accrued expenses	37,148
Total liabilities		10,205,870

Net Assets		$ 27,368,977
Net Assets consist of:
Paid in capital		$ 98,165,648
Accumulated net investment loss		(78,705)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(72,300,208)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,582,242
Net Assets		$ 27,368,977

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,567,237 ÷ 244,340 shares)	$ 6.41

Maximum offering price per share (100/94.25 of $6.41)	$ 6.80
Class T: Net Asset Value and redemption price per share ($790,383 ÷ 123,470 shares)	$ 6.40

Maximum offering price per share (100/96.50 of $6.40)	$ 6.63
Class B: Net Asset Value and offering price per share ($534,172 ÷ 83,853 shares)A	$ 6.37

Class C: Net Asset Value and offering price per share ($654,418 ÷ 102,757 shares)A	$ 6.37

130/30 Large Cap: Net Asset Value, offering price and redemption price per share ($18,941,184 ÷ 2,954,411 shares)	$ 6.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,881,583 ÷ 763,729 shares)	$ 6.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 223,448
Interest		453
Income from Fidelity Central Funds		564
Total income		224,465

Expenses
Management fee Basic fee	$ 127,233
Performance adjustment	(69,702)
Transfer agent fees	45,057
Distribution fees	11,800
Accounting fees and expenses	7,294
Custodian fees and expenses	12,455
Independent trustees' compensation	81
Registration fees	68,156
Audit	33,657
Legal	83
Interest	22,498
Dividend expenses for securities sold short	67,157
Miscellaneous	232
Total expenses before reductions	326,001
Expense reductions	(36,527)	289,474
Net investment income (loss)		(65,009)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,262,906
Foreign currency transactions	(70)
Futures contracts	39,134
Securities Sold Short	(1,531,120)
Total net realized gain (loss)		770,850
Change in net unrealized appreciation (depreciation) on: Investment securities	(722,146)
Assets and liabilities in foreign currencies	(58)
Total change in net unrealized appreciation (depreciation)		(722,204)
Net gain (loss)		48,646
Net increase (decrease) in net assets resulting from operations		$ (16,363)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (65,009)	$ 443,741
Net realized gain (loss)	770,850	(41,131,076)
Change in net unrealized appreciation (depreciation)	(722,204)	31,754,243
Net increase (decrease) in net assets resulting from operations	(16,363)	(8,933,092)
Distributions to shareholders from net investment income	(232,579)	(611,342)
Distributions to shareholders from net realized gain	(43,335)	-
Total distributions	(275,914)	(611,342)
Share transactions - net increase (decrease)	(2,592,104)	(76,666,868)
Total increase (decrease) in net assets	(2,884,381)	(86,211,302)

Net Assets
Beginning of period	30,253,358	116,464,660
End of period (including accumulated net investment loss of $78,705 and undistributed net investment income of $218,883, respectively)	$ 27,368,977	$ 30,253,358

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Cash Flows

Six months ended May 31, 2010 (Unaudited)

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$ (16,363)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:

Changes in assets and liabilities related to operations:
Change in receivable for investments sold	(1,486,468)
Change in dividends receivable and distributions receivable from Fidelity Central Funds	27,208
Change in prepaid expenses	142
Change in payable for investments purchased	2,213,839
Change in dividend expense payable on securities sold short	(2,459)
Change in other payables and accrued expenses	(26,157)
Purchases of long term investments	(44,609,915)
Proceeds from sale of long term investments	49,376,093
Purchases of and proceeds from short term investments - net	(1,417,753)
Return of capital distributions	(13,738)
Purchases of covers for securities sold short	(17,886,915)
Proceeds from securities sold short	16,773,590
Net realized gain on investments, foreign currency transactions and securities sold short	(731,716)
Change in net unrealized (appreciation) depreciation on investments, foreign currency transactions and securities sold short	722,204
Net cash provided by operating activities	2,921,592

Cash flows from financing activities:
Proceeds from sales of shares	5,424,287
Distributions to shareholders net of reinvestments	(15,197)
Cost of shares redeemed	(8,207,075)
Change in accrued broker fees on securities borrowed	437
Change in payable to custodian bank	(118,402)
Net cash used in financing activities	(2,915,950)

Net increase in cash and cash equivalents	5,642

Cash and foreign currency, beginning of period	-
Cash and foreign currency, end of period	$ 5,642
(Cash paid during the period for interest $22,935)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 6.48	$ 6.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	.03	- K
Net realized and unrealized gain (loss)	(.02) H	.10 H	(3.62)
Total from investment operations	(.04)	.13	(3.62)
Distributions from net investment income	(.02)	(.03)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.03)	(.03)	-
Net asset value, end of period	$ 6.41	$ 6.48	$ 6.38
Total Return B, C, D	(.61)%	2.04%	(36.20)%
Ratios to Average Net Assets F, J
Expenses before reductions	2.39% A	2.26%	2.63% A
Expenses net of fee waivers, if any	2.15% A	2.19%	2.50% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.78% A	1.62%	1.68% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.51% A	1.53%	1.55% A
Net investment income (loss)	(.60)% A	.47%	.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,567	$ 1,898	$ 7,648
Portfolio turnover rate G	273% A	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 6.47	$ 6.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	.01	(.01)
Net realized and unrealized gain (loss)	(.01) H	.10 H	(3.62)
Total from investment operations	(.04)	.11	(3.63)
Distributions from net investment income	(.02)	(.01)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.03)	(.01)	-
Net asset value, end of period	$ 6.40	$ 6.47	$ 6.37
Total Return B, C, D	(.67)%	1.75%	(36.30)%
Ratios to Average Net Assets F, J
Expenses before reductions	2.64% A	2.43%	2.96% A
Expenses net of fee waivers, if any	2.40% A	2.43%	2.75% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.03% A	1.79%	2.01% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.76% A	1.77%	1.80% A
Net investment income (loss)	(.85)% A	.23%	(.20)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 790	$ 973	$ 1,703
Portfolio turnover rate G	273% A	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 6.43	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.02)	(.04)
Net realized and unrealized gain (loss)	(.01) H	.10 H	(3.61)
Total from investment operations	(.06)	.08	(3.65)
Net asset value, end of period	$ 6.37	$ 6.43	$ 6.35
Total Return B, C, D	(.93)%	1.26%	(36.50)%
Ratios to Average Net Assets F, J
Expenses before reductions	3.13% A	2.92%	3.45% A
Expenses net of fee waivers, if any	2.90% A	2.92%	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.53% A	2.28%	2.50% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.27% A	2.25%	2.30% A
Net investment income (loss)	(1.36)% A	(.26)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 534	$ 593	$ 912
Portfolio turnover rate G	273% A	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 6.42	$ 6.35	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05)	(.02)	(.04)
Net realized and unrealized gain (loss)	- K	.09 H	(3.61)
Total from investment operations	(.05)	.07	(3.65)
Net asset value, end of period	$ 6.37	$ 6.42	$ 6.35
Total Return B, C, D	(.78)%	1.10%	(36.50)%
Ratios to Average Net Assets F, J
Expenses before reductions	3.13% A	2.96%	3.43% A
Expenses net of fee waivers, if any	2.90% A	2.94%	3.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.53% A	2.32%	2.48% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.27% A	2.28%	2.30% A
Net investment income (loss)	(1.36)% A	(.28)%	(.69)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 654	$ 867	$ 1,925
Portfolio turnover rate G	273% A	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period March 31, 2008 (commencement of operations) to November 30, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - 130/30 Large Cap

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.50	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.04	.02
Net realized and unrealized gain (loss)	(.02) G	.10 G	(3.62)
Total from investment operations	(.03)	.14	(3.60)
Distributions from net investment income	(.05)	(.04)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.06)	(.04)	-
Net asset value, end of period	$ 6.41	$ 6.50	$ 6.40
Total Return B, C	(.43)%	2.15%	(36.00)%
Ratios to Average Net Assets E, I
Expenses before reductions	2.13% A	1.96%	2.32% A
Expenses net of fee waivers, if any	1.91% A	1.94%	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.53% A	1.32%	1.37% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.27% A	1.28%	1.30% A
Net investment income (loss)	(.36)% A	.72%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,941	$ 21,850	$ 101,323
Portfolio turnover rate F	273% A	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 6.50	$ 6.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.05	.02
Net realized and unrealized gain (loss)	(.01) G	.09 G	(3.62)
Total from investment operations	(.02)	.14	(3.60)
Distributions from net investment income	(.08)	(.04)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.09)	(.04)	-
Net asset value, end of period	$ 6.39	$ 6.50	$ 6.40
Total Return B, C	(.33)%	2.15%	(36.00)%
Ratios to Average Net Assets E, I
Expenses before reductions	2.03% A	1.79%	2.39% A
Expenses net of fee waivers, if any	1.91% A	1.79%	2.25% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.43% A	1.15%	1.44% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.27% A	1.12%	1.30% A
Net investment income (loss)	(.36)% A	.87%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,882	$ 4,073	$ 2,954
Portfolio turnover rate F	273% A	329%	288%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period March 31, 2008 (commencement of operations) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements and include interest and dividend expenses for securities sold short.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

1. Organization.

Fidelity 130/30 Large Cap Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, 130/30 Large Cap and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income and dividend expense on securities sold short, are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, market discount, partnerships, certain payments in-lieu of dividends on short sales, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,588,075
Gross unrealized depreciation	(1,628,854)
Net unrealized appreciation (depreciation)	$ 959,221

Tax cost	$ 34,623,176

Semiannual Report

4. Operating Policies.

Short Sales. Consistent with its investment objective, the Fund holds long securities that it expects to outperform the market and sells securities short in issuers expected to underperform the market. The Fund intends to maintain a net long exposure (the market value of long positions less the market value of short positions) of 100%, normally targeting long and short positions of approximately 130% and 30% of the Fund's net assets, respectively. In a short sale transaction, the Fund sells securities it does not own, but has borrowed from a broker, in anticipation of a decline in the market value of the securities. To complete or "close out" a short sale, the Fund must purchase the same securities at the current market price and deliver them to the broker. Until the Fund closes out a short position, it is obligated to pay the broker fees incurred on borrowing the securities. The fees, which are net of rebates, are recorded as interest expense in the accompanying Statement of Operations. The Fund is required to maintain a margin account with the broker and to pledge a portion of its assets to the broker as collateral for the borrowed securities. The collateral is marked-to-market daily to reflect the current value of the short positions. The Fund is subject to risk of loss if the broker were to fail to perform its obligations under the contract. Short positions are reported at value in the accompanying Schedule of Investments under the caption "Short Stock Positions" and in the accompanying Statement of Assets & Liabilities. Dividends declared on short positions are recorded as dividend expense in the accompanying Statement of Operations and the Fund is obligated to pay the broker any dividends due on securities sold short. In the event the price of a security sold short increases between the short sale and when the Fund closes out the short sale, the Fund will incur a loss. The Fund will realize a gain if the security declines in value between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are theoretically unlimited because the short position loses value as the securities' price increases. The Fund's ultimate obligation to satisfy the short sale may exceed the amount shown in the accompanying Statement of Assets & Liabilities.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

During the period the Fidelity 130/30 Large Cap Fund recognized net realized gain (loss) of $39,134 and a change in net unrealized appreciation (depreciation) of $0 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short sales and short-term securities, aggregated $44,609,915 and $49,376,093, respectively. Securities sold short and purchases to cover securities sold short aggregated $16,773,590 and $17,886,915.

Semiannual Report

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, 130/30 Large Cap as compared to an appropriate benchmark index. The Fund's performance adjustment took effect in March 2009. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate, including the performance adjustment, was .39% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 2,314	$ 20
Class T	.25%	.25%	2,190	59
Class B	.75%	.25%	3,449	2,863
Class C	.75%	.25%	3,847	654
			$ 11,800	$ 3,596

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements - continued

7. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 908
Class T	219
Class B*	1,949
Class C*	12
$ 3,088

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 2,987.32
Class T	1,418.32
Class B	1,099.32
Class C	1,240.32
130/30 Large Cap	33,075.32
Institutional Class	5,238.22
	$ 45,057

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,309 for the period.

Semiannual Report

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $60 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, and dividend expense on securities sold short, are excluded from this reimbursement. As a result, actual expenses paid by a shareholder may be higher than the limitations listed in the table below.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.55%	$ 2,175
Class T	1.80%	1,034
Class B	2.30%	785
Class C	2.30%	885
130/30 Large Cap	1.30%	23,533
Institutional Class	1.30%	2,965
		$ 31,377

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5,150 for the period.

Semiannual Report

Notes to Financial Statements - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Class A	$ 6,090	$ 33,461
Class T	2,414	2,858
130/30 Large Cap	172,826	559,488
Institutional Class	51,249	15,535
Total	$ 232,579	$ 611,342
From net realized gain
Class A	$ 2,900	$ -
Class T	1,420	-
130/30 Large Cap	32,609	-
Institutional Class	6,406	-
Total	$ 43,335	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class A
Shares sold	37,237	188,721	$ 251,336	$ 1,117,237
Reinvestment of distributions	1,315	5,125	8,586	32,085
Shares redeemed	(87,353)	(1,098,512)	(590,027)	(6,390,716)
Net increase (decrease)	(48,801)	(904,666)	$ (330,105)	$ (5,241,394)
Class T
Shares sold	14,989	40,360	$ 97,788	$ 237,954
Reinvestment of distributions	558	444	3,645	2,782
Shares redeemed	(42,471)	(157,598)	(285,007)	(934,157)
Net increase (decrease)	(26,924)	(116,794)	$ (183,574)	$ (693,421)
Class B
Shares sold	35,945	17,449	$ 239,319	$ 99,864
Shares redeemed	(44,390)	(68,793)	(291,432)	(408,050)
Net increase (decrease)	(8,445)	(51,344)	$ (52,113)	$ (308,186)

Semiannual Report

11. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009	Six months ended May 31, 2010	Year ended November 30, 2009
Class C
Shares sold	4,862	43,430	$ 32,986	$ 257,056
Shares redeemed	(37,098)	(211,507)	(242,597)	(1,238,444)
Net increase (decrease)	(32,236)	(168,077)	$ (209,611)	$ (981,388)
130/30 Large Cap
Shares sold	544,986	2,815,615	$ 3,668,746	$ 16,837,425
Reinvestment of distributions	29,295	86,343	191,003	540,509
Shares redeemed	(983,500)	(15,379,765)	(6,614,326)	(87,854,097)
Net increase (decrease)	(409,219)	(12,477,807)	$ (2,754,577)	$ (70,476,163)
Institutional Class
Shares sold	168,721	394,716	$ 1,138,043	$ 2,395,451
Reinvestment of distributions	8,843	2,462	57,483	15,412
Shares redeemed	(40,108)	(232,773)	(257,650)	(1,377,179)
Net increase (decrease)	137,456	164,405	$ 937,876	$ 1,033,684

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Dynamic Strategies Fund was the owner of record of 17% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

AFLCI-USAN-0710
1.859209.102

Fidelity®
Growth Company
Fund

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Growth Company	.93%
Actual		$ 1,000.00	$ 1,052.40	$ 4.76
HypotheticalA		$ 1,000.00	$ 1,020.29	$ 4.68
Class K	.76%
Actual		$ 1,000.00	$ 1,053.40	$ 3.89
HypotheticalA		$ 1,000.00	$ 1,021.14	$ 3.83
Class F	.71%
Actual		$ 1,000.00	$ 1,053.60	$ 3.64
HypotheticalA		$ 1,000.00	$ 1,021.39	$ 3.58

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.1	3.8
Salesforce.com, Inc.	3.3	2.4
Google, Inc. Class A	2.6	4.0
Microsoft Corp.	2.5	3.0
Starbucks Corp.	1.9	2.1
Cree, Inc.	1.9	1.4
Red Hat, Inc.	1.7	1.6
Dendreon Corp.	1.7	0.8
Amazon.com, Inc.	1.4	1.2
Cisco Systems, Inc.	1.4	1.4
	23.5
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	39.3	37.5
Health Care	19.7	17.5
Consumer Discretionary	13.7	11.9
Consumer Staples	10.2	12.1
Industrials	6.6	6.5
Asset Allocation (% of fund's net assets)
As of May 31, 2010*		As of November 30, 2009**
	Stocks 99.6%		Stocks 99.8%
	Convertible Securities 0.0%†		Convertible Securities 0.0%†
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	6.6%	** Foreign investments	7.0%

† Amount represents less than 0.1%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.4%
Johnson Controls, Inc.	2,375,000	$ 67,759
Lear Corp. (a)	820,000	55,489
		123,248
Automobiles - 0.1%
Ford Motor Co. (a)	4,050,000	47,507
Diversified Consumer Services - 0.5%
Coinstar, Inc. (a)(c)(d)	3,108,467	166,800
Hotels, Restaurants & Leisure - 4.8%
BJ's Restaurants, Inc. (a)(d)	2,691,314	62,412
Buffalo Wild Wings, Inc. (a)(c)	789,900	29,147
China Lodging Group Ltd. ADR	756,400	10,847
Chipotle Mexican Grill, Inc. (a)	125,000	17,785
Home Inns & Hotels Management, Inc. sponsored ADR (a)(c)	2,000,000	76,180
Hyatt Hotels Corp. Class A	4,373,440	176,949
Las Vegas Sands Corp. (a)(c)	1,355,000	31,815
McDonald's Corp.	3,915,000	261,796
Panera Bread Co. Class A (a)	1,325,000	107,100
Starbucks Corp.	22,913,400	593,228
Starwood Hotels & Resorts Worldwide, Inc.	2,330,000	107,763
The Cheesecake Factory, Inc. (a)	2,065,000	52,658
		1,527,680
Household Durables - 1.1%
Gafisa SA sponsored ADR (c)	4,045,000	48,136
Lennar Corp. Class A	1,504,513	26,028
Pulte Group, Inc. (a)	3,243,257	36,130
Tempur-Pedic International, Inc. (a)	1,620,000	53,784
Toll Brothers, Inc. (a)	1,975,000	41,613
Tupperware Brands Corp. (d)	3,245,000	137,880
Whirlpool Corp.	41,206	4,304
		347,875
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	3,576,000	448,645
Netflix, Inc. (a)	161,400	17,940
Priceline.com, Inc. (a)	145,000	27,718
		494,303
Media - 0.4%
Comcast Corp. Class A	4,197,500	75,933
DreamWorks Animation SKG, Inc. Class A (a)	275,000	8,165
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
News Corp. Class A	1,330,000	$ 17,556
Time Warner, Inc.	900,650	27,911
		129,565
Multiline Retail - 1.2%
Dollar Tree, Inc. (a)	375,000	23,471
Kohl's Corp. (a)	1,240,000	62,930
Nordstrom, Inc.	2,250,000	89,325
Target Corp.	4,040,000	220,301
		396,027
Specialty Retail - 1.8%
Bed Bath & Beyond, Inc. (a)	1,300,000	58,331
Best Buy Co., Inc.	1,937,500	81,859
CarMax, Inc. (a)	720,000	15,646
GameStop Corp. Class A (a)	140,000	3,191
Home Depot, Inc.	2,060,000	69,752
J. Crew Group, Inc. (a)	520,800	23,769
Lowe's Companies, Inc.	4,220,800	104,465
Lumber Liquidators Holdings, Inc. (a)(c)(d)	1,968,839	58,100
Staples, Inc.	4,425,602	95,239
Tiffany & Co., Inc.	675,000	30,665
Urban Outfitters, Inc. (a)	515,000	18,695
		559,712
Textiles, Apparel & Luxury Goods - 1.8%
Coach, Inc.	187,200	7,696
Fossil, Inc. (a)	1,680,000	63,000
lululemon athletica, Inc. (a)(c)(d)	7,025,225	287,051
NIKE, Inc. Class B	1,354,000	98,003
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,850,000	107,388
		563,138
TOTAL CONSUMER DISCRETIONARY		4,355,855
CONSUMER STAPLES - 10.2%
Beverages - 2.6%
Dr Pepper Snapple Group, Inc.	8,090,000	306,287
PepsiCo, Inc.	4,441,640	279,335
The Coca-Cola Co.	4,637,500	238,368
		823,990
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	2,025,800	$ 118,003
CVS Caremark Corp.	2,202,780	76,282
Kroger Co.	2,170,000	43,682
Safeway, Inc.	1,205,000	26,679
Wal-Mart Stores, Inc.	6,280,300	317,532
Walgreen Co.	2,705,000	86,668
Whole Foods Market, Inc. (a)	1,705,000	68,933
		737,779
Food Products - 1.2%
Archer Daniels Midland Co.	265,000	6,697
Campbell Soup Co.	245,000	8,773
General Mills, Inc.	682,800	48,636
Green Mountain Coffee Roasters, Inc. (a)(c)	4,717,978	111,580
Hershey Co.	385,000	18,018
Kellogg Co.	780,000	41,675
Mead Johnson Nutrition Co. Class A	861,800	42,504
Sara Lee Corp.	2,455,000	34,787
Tyson Foods, Inc. Class A	4,005,000	70,408
		383,078
Household Products - 1.5%
Church & Dwight Co., Inc.	1,315,000	86,540
Colgate-Palmolive Co.	1,395,000	108,936
Kimberly-Clark Corp.	670,000	40,669
Procter & Gamble Co.	3,769,483	230,278
		466,423
Personal Products - 1.1%
Avon Products, Inc.	2,743,615	72,678
Herbalife Ltd. (d)	3,948,900	178,293
MediFast, Inc. (a)(c)(d)	1,539,890	48,306
Nu Skin Enterprises, Inc. Class A	1,585,000	45,585
		344,862
Tobacco - 1.5%
Altria Group, Inc.	5,780,380	117,284
Philip Morris International, Inc.	8,080,380	356,506
		473,790
TOTAL CONSUMER STAPLES		3,229,922
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 3.4%
Energy Equipment & Services - 0.8%
FMC Technologies, Inc. (a)	925,000	$ 53,789
Schlumberger Ltd.	3,404,000	191,135
Transocean Ltd. (a)	100,000	5,677
		250,601
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp.	920,000	48,144
Cenovus Energy, Inc.	235,000	6,544
Chesapeake Energy Corp.	7,250,000	161,965
Devon Energy Corp.	465,000	29,690
EnCana Corp.	235,000	7,486
EOG Resources, Inc.	365,000	38,267
Exxon Mobil Corp.	1,265,000	76,482
Peabody Energy Corp.	1,605,000	62,531
Petrohawk Energy Corp. (a)	4,351,100	83,672
Petroleo Brasileiro SA - Petrobras (ON) sponsored ADR (c)	1,995,000	71,062
Range Resources Corp.	1,518,689	68,265
Southwestern Energy Co. (a)	3,432,461	129,095
Ultra Petroleum Corp. (a)	865,000	39,807
		823,010
TOTAL ENERGY		1,073,611
FINANCIALS - 4.2%
Capital Markets - 0.6%
Charles Schwab Corp.	4,399,975	71,896
Franklin Resources, Inc.	495,000	48,555
Goldman Sachs Group, Inc.	115,000	16,590
Morgan Stanley	850,000	23,044
Northern Trust Corp.	645,000	32,772
The Blackstone Group LP	550,000	5,858
		198,715
Commercial Banks - 1.2%
HDFC Bank Ltd. sponsored ADR (c)	530,000	73,670
ICICI Bank Ltd. sponsored ADR	2,355,000	86,640
PrivateBancorp, Inc.	1,872,500	24,811
Signature Bank, New York (a)	656,885	24,857
Wells Fargo & Co.	5,692,300	163,312
		373,290
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 1.4%
American Express Co.	2,392,548	$ 95,391
Discover Financial Services	26,198,800	352,374
		447,765
Diversified Financial Services - 0.8%
Bank of America Corp.	5,530,000	87,042
BM&F BOVESPA SA	13,229,772	87,105
Citigroup, Inc. (a)	7,523,800	29,794
JPMorgan Chase & Co.	1,025,000	40,570
		244,511
Insurance - 0.2%
Primerica, Inc. (a)	480,200	11,381
The First American Corp.	1,740,000	59,212
		70,593
TOTAL FINANCIALS		1,334,874
HEALTH CARE - 19.7%
Biotechnology - 11.6%
Acadia Pharmaceuticals, Inc. (a)(d)	2,839,844	3,805
Acorda Therapeutics, Inc. (a)(d)	2,785,771	95,775
Affymax, Inc. (a)(d)	1,575,000	34,650
Alexion Pharmaceuticals, Inc. (a)(d)	7,437,030	372,075
Alkermes, Inc. (a)(d)	10,182,261	115,620
Alnylam Pharmaceuticals, Inc. (a)(c)(d)	4,181,165	66,062
Amgen, Inc. (a)	2,975,000	154,046
Amylin Pharmaceuticals, Inc. (a)(d)	14,362,545	237,269
Array Biopharma, Inc. (a)(d)	4,758,770	18,179
AVEO Pharmaceuticals, Inc.	450,000	3,605
Biogen Idec, Inc. (a)	999,164	47,390
Celera Corp. (a)(d)	8,639,848	61,084
Celgene Corp. (a)	2,046,744	107,986
Cepheid, Inc. (a)(d)	5,887,775	105,273
Dendreon Corp. (a)(c)(d)	12,135,000	526,659
Exelixis, Inc. (a)(d)	10,798,821	55,938
Genzyme Corp. (a)	520,000	25,298
Gilead Sciences, Inc. (a)	1,300,000	46,696
Human Genome Sciences, Inc. (a)(d)	15,410,094	381,554
ImmunoGen, Inc. (a)(c)(d)	6,117,324	54,199
Immunomedics, Inc. (a)(c)(d)	7,526,150	26,191
InterMune, Inc. (a)(c)(d)	5,536,217	50,047
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Isis Pharmaceuticals, Inc. (a)(d)	9,832,981	$ 90,463
Lexicon Pharmaceuticals, Inc. (a)(d)	19,942,100	29,315
Metabolix, Inc. (a)	777,778	11,278
Micromet, Inc. (a)(c)(d)	7,645,060	46,558
Myriad Genetics, Inc. (a)	4,748,496	86,660
Myriad Pharmaceuticals, Inc. (a)(d)	2,174,424	8,741
NPS Pharmaceuticals, Inc. (a)(d)	4,541,091	29,926
Pharmasset, Inc. (a)(d)	3,345,136	98,548
Regeneron Pharmaceuticals, Inc. (a)(d)	5,088,948	145,391
Rigel Pharmaceuticals, Inc. (a)(d)	5,193,926	33,864
Seattle Genetics, Inc. (a)(d)	10,053,123	133,003
Transition Therapeutics, Inc. (a)(d)	2,332,446	10,081
Trubion Pharmaceuticals, Inc. (a)	419,400	1,443
Vertex Pharmaceuticals, Inc. (a)(d)	10,838,067	374,889
		3,689,561
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	505,000	21,326
CareFusion Corp. (a)	492,500	12,519
Edwards Lifesciences Corp. (a)	600,000	30,318
HeartWare International, Inc. (a)	428,101	25,322
Hospira, Inc. (a)	1,030,000	53,622
Insulet Corp. (a)(c)(d)	3,131,400	45,624
Medtronic, Inc.	1,529,964	59,944
NuVasive, Inc. (a)	365,424	14,350
St. Jude Medical, Inc. (a)	834,200	31,149
Thoratec Corp. (a)(c)(d)	4,312,265	189,179
		483,353
Health Care Providers & Services - 1.4%
Cardinal Health, Inc.	1,235,000	42,595
McKesson Corp.	2,430,000	170,100
Medco Health Solutions, Inc. (a)	1,887,720	108,827
UnitedHealth Group, Inc.	3,641,400	105,855
		427,377
Health Care Technology - 0.5%
Cerner Corp. (a)	1,260,000	105,475
SXC Health Solutions Corp. (a)	760,000	56,372
		161,847
Life Sciences Tools & Services - 0.7%
Bruker BioSciences Corp. (a)	1,590,000	20,249
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Illumina, Inc. (a)	3,314,878	$ 139,357
Life Technologies Corp. (a)	1,310,000	65,579
		225,185
Pharmaceuticals - 4.0%
Abbott Laboratories	2,111,500	100,423
Allergan, Inc.	935,000	56,278
Auxilium Pharmaceuticals, Inc. (a)(c)(d)	3,904,128	112,361
Bristol-Myers Squibb Co.	2,189,700	50,823
Concert Pharmaceuticals, Inc. (a)(g)	186,198	151
Elan Corp. PLC sponsored ADR (a)	45,224,070	259,586
Johnson & Johnson	6,133,300	357,571
MAP Pharmaceuticals, Inc. (a)(d)	2,531,738	37,774
Merck & Co., Inc.	4,735,668	159,545
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,060,000	112,929
Valeant Pharmaceuticals International (a)	627,957	29,187
		1,276,628
TOTAL HEALTH CARE		6,263,951
INDUSTRIALS - 6.6%
Aerospace & Defense - 1.2%
Honeywell International, Inc.	1,405,000	60,092
Lockheed Martin Corp.	1,140,100	91,117
Raytheon Co.	665,000	34,853
The Boeing Co.	1,014,800	65,130
United Technologies Corp.	1,965,000	132,402
		383,594
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	4,239,000	266,040
Airlines - 1.5%
Delta Air Lines, Inc. (a)	12,320,446	167,312
JetBlue Airways Corp. (a)(c)(d)	29,354,243	181,996
Ryanair Holdings PLC sponsored ADR (a)	20,000	471
Southwest Airlines Co.	10,298,515	128,114
		477,893
Construction & Engineering - 0.2%
Fluor Corp.	1,315,000	61,700
Electrical Equipment - 0.2%
American Superconductor Corp. (a)(c)	605,000	18,549
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
First Solar, Inc. (a)(c)	235,000	$ 26,405
SunPower Corp. Class A (a)(c)	1,631,400	21,583
		66,537
Industrial Conglomerates - 0.6%
3M Co.	2,320,000	183,999
General Electric Co.	1,000,000	16,350
		200,349
Machinery - 1.4%
Caterpillar, Inc.	3,395,000	206,280
Cummins, Inc.	1,530,000	104,009
Danaher Corp.	985,000	78,189
Deere & Co.	690,000	39,799
		428,277
Road & Rail - 0.7%
CSX Corp.	340,000	17,765
Hertz Global Holdings, Inc. (a)(c)	3,340,000	37,942
Norfolk Southern Corp.	1,065,000	60,130
Union Pacific Corp.	1,560,000	111,431
		227,268
TOTAL INDUSTRIALS		2,111,658
INFORMATION TECHNOLOGY - 39.3%
Communications Equipment - 3.6%
Cisco Systems, Inc. (a)	19,352,600	448,206
F5 Networks, Inc. (a)	1,530,000	107,605
Infinera Corp. (a)(d)	9,769,431	68,777
Juniper Networks, Inc. (a)	1,410,000	37,534
Palm, Inc. (a)(c)(d)	12,759,315	72,728
QUALCOMM, Inc.	5,963,400	212,059
Research In Motion Ltd. (a)	1,347,800	82,082
Riverbed Technology, Inc. (a)(d)	4,877,686	130,381
		1,159,372
Computers & Peripherals - 7.1%
Apple, Inc. (a)	6,310,959	1,622,914
Hewlett-Packard Co.	7,835,000	360,488
Isilon Systems, Inc. (a)	2,065,000	28,208
Lexmark International, Inc. Class A (a)	125,000	4,694
NetApp, Inc. (a)	3,652,208	137,615
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
SanDisk Corp. (a)	105,000	$ 4,895
Synaptics, Inc. (a)(c)(d)	3,035,730	90,829
		2,249,643
Electronic Equipment & Components - 0.3%
Corning, Inc.	1,333,000	23,234
Prime View International Co. Ltd. sponsored GDR (a)(e)	241,700	3,678
Trimble Navigation Ltd. (a)	140,000	4,022
Universal Display Corp. (a)(c)(d)	3,730,445	57,785
		88,719
Internet Software & Services - 4.7%
Akamai Technologies, Inc. (a)	805,000	31,975
AOL, Inc. (a)	81,877	1,689
Baidu.com, Inc. sponsored ADR (a)	2,700,000	197,667
eBay, Inc. (a)	3,412,200	73,055
Google, Inc. Class A (a)	1,712,448	830,846
Internet Capital Group, Inc. (a)(d)	3,775,000	31,408
LogMeIn, Inc.	375,000	9,548
Mercadolibre, Inc. (a)(c)	350,000	18,155
OpenTable, Inc. (c)(d)	2,137,300	88,335
VeriSign, Inc. (a)	890,000	24,840
VistaPrint Ltd. (a)(d)	3,877,965	181,062
Yahoo!, Inc. (a)	1,061,340	16,281
		1,504,861
IT Services - 3.5%
Cognizant Technology Solutions Corp. Class A (a)	1,734,716	86,805
Genpact Ltd. (a)	1,700,000	28,713
International Business Machines Corp.	2,939,800	368,239
MasterCard, Inc. Class A	190,000	38,336
The Western Union Co.	1,360,000	21,706
VeriFone Holdings, Inc. (a)(d)	8,267,200	166,832
Visa, Inc. Class A	5,669,100	410,783
		1,121,414
Semiconductors & Semiconductor Equipment - 9.4%
Advanced Micro Devices, Inc. (a)	2,200,000	18,854
Altera Corp.	390,000	9,192
ASML Holding NV (NY Shares)	648,888	18,338
Atheros Communications, Inc. (a)(d)	6,243,666	212,285
Atheros Communications, Inc. (a)(d)(g)	1,741,486	59,211
Broadcom Corp. Class A	3,930,000	135,664
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cree, Inc. (a)(d)	8,906,131	$ 591,100
Cypress Semiconductor Corp. (a)(d)	16,394,600	186,734
Intel Corp.	18,485,800	395,966
International Rectifier Corp. (a)(d)	5,260,000	110,250
KLA-Tencor Corp.	510,000	15,693
Marvell Technology Group Ltd. (a)	1,918,310	36,410
MaxLinear, Inc. Class A (a)(d)	1,069,608	17,092
Mellanox Technologies Ltd. (a)(d)	3,126,174	72,684
NVIDIA Corp. (a)	21,890,000	287,635
Power Integrations, Inc. (d)	2,861,308	97,227
Rambus, Inc. (a)(c)(d)	11,457,400	268,561
Rubicon Technology, Inc. (a)(c)(d)	2,061,630	56,035
Samsung Electronics Co. Ltd.	50,000	32,276
Silicon Laboratories, Inc. (a)(d)	4,597,900	208,883
Tessera Technologies, Inc. (a)(d)	4,221,903	73,377
Texas Instruments, Inc.	1,786,000	43,614
Volterra Semiconductor Corp. (a)(d)	2,350,000	55,108
		3,002,189
Software - 10.7%
Activision Blizzard, Inc.	750,000	8,063
Adobe Systems, Inc. (a)	743,236	23,843
ArcSight, Inc. (a)(d)	3,397,069	73,581
Citrix Systems, Inc. (a)	3,101,377	135,251
Electronic Arts, Inc. (a)	60,000	991
Fortinet, Inc. (c)	3,074,800	50,181
Microsoft Corp.	30,220,000	779,676
Oracle Corp.	6,105,000	137,790
Red Hat, Inc. (a)(d)	18,800,691	551,048
Salesforce.com, Inc. (a)(d)	12,235,594	1,058,746
Solera Holdings, Inc.	1,950,051	67,628
SuccessFactors, Inc. (a)(d)	6,655,175	148,144
Sybase, Inc. (a)	1,623,536	104,442
TiVo, Inc. (a)(d)	11,324,576	102,374
VMware, Inc. Class A (a)	2,252,533	149,140
		3,390,898
TOTAL INFORMATION TECHNOLOGY		12,517,096
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.0%
Chemicals - 1.3%
Dow Chemical Co.	4,955,000	$ 133,339
Minerals Technologies, Inc. (d)	1,927,580	103,029
Monsanto Co.	1,079,978	54,938
OM Group, Inc. (a)(d)	2,360,000	70,446
Potash Corp. of Saskatchewan, Inc.	226,200	23,225
The Mosaic Co.	270,000	12,466
		397,443
Metals & Mining - 0.7%
Alcoa, Inc.	2,200,000	25,608
Barrick Gold Corp. (c)	1,779,000	75,269
Brush Engineered Materials, Inc. (a)	940,000	23,744
Freeport-McMoRan Copper & Gold, Inc.	800,000	56,040
Nucor Corp.	200,000	8,610
Vale SA sponsored ADR (c)	1,436,000	39,045
		228,316
TOTAL MATERIALS		625,759
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Clearwire Corp. Class A (a)	7,766,821	63,222
Sprint Nextel Corp. (a)	18,285,000	93,802
Syniverse Holdings, Inc. (a)	895,000	17,712
		174,736
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Indiabulls Power Ltd.	559,802	351
TOTAL COMMON STOCKS (Cost $26,336,816)		31,687,813
Convertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Pacific Biosciences of California, Inc. 8.00% (a)(g)	714,286	4,286
Perlegen Sciences, Inc. Series D, 8.00% (a)(g)	12,820,512	0*
		4,286
Convertible Preferred Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.0%
Concert Pharmaceuticals, Inc. Series C, 6.00% (a)(g)	4,000,000	$ 7,160
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $35,000)		11,446
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.23% (f)	55,184,331	55,184
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(f)	773,897,925	773,898
TOTAL MONEY MARKET FUNDS (Cost $829,082)		829,082
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $27,200,898)		32,528,341
NET OTHER ASSETS - (2.2)%		(705,231)
NET ASSETS - 100%		$ 31,823,110
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,678,000 or 0.0% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $70,808,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc.	4/18/01	$ 15,000
Concert Pharmaceuticals, Inc.	2/9/09	$ 151
Concert Pharmaceuticals, Inc. Series C, 6.00%	4/25/08	$ 10,000
Pacific Biosciences of California, Inc. 8.00%	7/11/08	$ 5,000
Perlegen Sciences, Inc. Series D, 8.00%	2/23/05	$ 20,000
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 43
Fidelity Securities Lending Cash Central Fund	4,230
Total	$ 4,273
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ 3,616	$ -	$ 158	$ -	$ 3,805
Acorda Therapeutics, Inc.	67,061	2,823	2,626	-	95,775
Affymax, Inc.	23,335	13,043	2,373	-	34,650
Alexion Pharmaceuticals, Inc.	337,269	-	-	-	372,075
Alkermes, Inc.	91,437	-	-	-	115,620
Alnylam Pharmaceuticals, Inc.	70,285	-	-	-	66,062
Amylin Pharmaceuticals, Inc.	202,125	3,876	-	-	237,269
ArcSight, Inc.	75,471	1,849	-	-	73,581
Array Biopharma, Inc.	8,185	-	-	-	18,179
Atheros Communications, Inc.	177,757	-	-	-	212,285
Atheros Communications, Inc. (restricted)	49,580	-	-	-	59,211
Auxilium Pharmaceuticals, Inc.	159,618	5,151	26,854	-	112,361
BJ's Restaurants, Inc.	45,651	405	-	-	62,412
Brush Engineered Materials, Inc.	21,240	-	6,903	-	-
Buffalo Wild Wings, Inc.	71,984	650	41,320	-	-
Celera Corp.	57,969	-	4,688	-	61,084
Cepheid, Inc.	71,962	1,491	-	-	105,273
Coinstar, Inc.	81,705	2,767	-	-	166,800
Cree, Inc.	440,808	4,301	25,240	-	591,100
Cypress Semiconductor Corp.	152,890	5,007	-	-	186,734
Dendreon Corp.	243,924	94,422	-	-	526,659
Exelixis, Inc.	72,261	1,487	-	-	55,938
Green Mountain Coffee Roasters, Inc.	183,859	1,880	97,572	-	-
Herbalife Ltd.	28,310	180,076	25,417	1,054	178,293
Human Genome Sciences, Inc.	385,026	46,218	-	-	381,554
ImmunoGen, Inc.	30,884	15,773	-	-	54,199
Immunomedics, Inc.	23,300	35	-	-	26,191
Infinera Corp.	78,085	2,413	-	-	68,777
Insulet Corp.	38,391	-	-	-	45,624
InterMune, Inc.	49,490	15,819	-	-	50,047
International Rectifier Corp.	91,634	8,037	-	-	110,250
Internet Capital Group, Inc.	24,756	-	758	-	31,408
Isis Pharmaceuticals, Inc.	105,311	-	-	-	90,463
JetBlue Airways Corp.	161,742	-	-	-	181,996
Lexicon Pharmaceuticals, Inc.	-	22,933	-	-	29,315
lululemon athletica, Inc.	174,034	13,648	-	-	287,051
Lumber Liquidators Holdings, Inc.	34,702	14,157	-	-	58,100
MAP Pharmaceuticals, Inc.	$ 22,090	$ 1,476	$ -	$ -	$ 37,774
MaxLinear, Inc. Class A	-	21,426	1,697	-	17,092
MediFast, Inc.	19,561	27,019	6,583	-	48,306
Mellanox Technologies Ltd.	54,873	2,334	-	-	72,684
Micromet, Inc.	28,527	25,435	-	-	46,558
Minerals Technologies, Inc.	101,853	-	-	193	103,029
Myriad Pharmaceuticals, Inc.	12,002	-	1,033	-	8,741
NPS Pharmaceuticals, Inc.	-	28,531	-	-	29,926
OM Group, Inc.	72,287	-	-	-	70,446
OpenTable, Inc.	48,023	13,426	3,821	-	88,335
Palm, Inc.	174,713	6,000	23,510	-	72,728
Pharmasset, Inc.	55,781	14,096	-	-	98,548
Power Integrations, Inc.	99,470	-	4,053	291	97,227
Rambus, Inc.	180,481	31,215	-	-	268,561
Red Hat, Inc.	501,978	-	-	-	551,048
Regeneron Pharmaceuticals, Inc.	35,580	84,627	-	-	145,391
Rigel Pharmaceuticals, Inc.	37,728	1,693	-	-	33,864
Riverbed Technology, Inc.	29,827	91,435	-	-	130,381
Rubicon Technology, Inc.	35,914	-	-	-	56,035
Salesforce.com, Inc.	762,138	5,061	-	-	1,058,746
SandRidge Energy, Inc.	86,953	-	69,250	-	-
Seattle Genetics, Inc.	88,551	4,479	-	-	133,003
Silicon Laboratories, Inc.	67,990	143,497	-	-	208,883
Solera Holdings, Inc.	123,236	-	55,587	261	-
SuccessFactors, Inc.	98,670	2,126	-	-	148,144
Sybase, Inc.	187,329	783	131,572	-	-
Synaptics, Inc.	45,496	80,061	34,348	-	90,829
Tessera Technologies, Inc.	51,604	53,079	1,611	-	73,377
The Cheesecake Factory, Inc.	56,396	5,647	32,005	-	-
Thoratec Corp.	132,037	12,544	12,628	-	189,179
TiVo, Inc.	104,082	9,957	-	-	102,374
Transition Therapeutics, Inc.	18,562	-	-	-	10,081
Trubion Pharmaceuticals, Inc.	5,387	-	3,784	-	-
Tupperware Brands Corp.	138,486	64,155	46,307	1,563	137,880
Universal Display Corp.	39,200	818	-	-	57,785
VeriFone Holdings, Inc.	104,363	12,584	4,918	-	166,832
Vertex Pharmaceuticals, Inc.	367,744	62,862	6,879	-	374,889
VistaPrint Ltd.	201,013	17,987	-	-	181,062
Volterra Semiconductor Corp.	35,454	4,646	-	-	55,108
Total	$ 8,161,036	$ 1,287,260	$ 673,495	$ 3,362	$ 9,714,987
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,355,855	$ 4,355,855	$ -	$ -
Consumer Staples	3,229,922	3,229,922	-	-
Energy	1,073,611	1,073,611	-	-
Financials	1,334,874	1,334,874	-	-
Health Care	6,275,397	6,263,800	-	11,597
Industrials	2,111,658	2,111,658	-	-
Information Technology	12,517,096	12,517,096	-	-
Materials	625,759	625,759	-	-
Telecommunication Services	174,736	174,736	-	-
Utilities	351	351	-	-
Money Market Funds	829,082	829,082	-	-
Total Investments in Securities:	$ 32,528,341	$ 32,516,744	$ -	$ 11,597
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 11,597
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 11,597
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At November 30, 2009, the Fund had a capital loss carryforward of approximately $730,256,000 of which $105,828,000 and $624,428,000 will expire on November 30, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $748,036) - See accompanying schedule: Unaffiliated issuers (cost $18,409,306)	$ 21,984,272
Fidelity Central Funds (cost $829,082)	829,082
Other affiliated issuers (cost $7,962,518)	9,714,987
Total Investments (cost $27,200,898)		$ 32,528,341
Receivable for investments sold		119,019
Receivable for fund shares sold		40,048
Dividends receivable		32,934
Distributions receivable from Fidelity Central Funds		427
Prepaid expenses		25
Other receivables		3,313
Total assets		32,724,107

Liabilities
Payable to custodian bank	$ 22
Payable for investments purchased	81,644
Payable for fund shares redeemed	19,796
Accrued management fee	19,171
Other affiliated payables	5,632
Other payables and accrued expenses	834
Collateral on securities loaned, at value	773,898
Total liabilities		900,997

Net Assets		$ 31,823,110
Net Assets consist of:
Paid in capital		$ 27,522,320
Accumulated net investment loss		(4,392)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,022,270)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,327,452
Net Assets		$ 31,823,110

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Growth Company: Net Asset Value, offering price and redemption price per share ($26,635,122 ÷ 385,612 shares)	$ 69.07

Class K: Net Asset Value, offering price and redemption price per share ($4,499,163 ÷ 65,129 shares)	$ 69.08

Class F: Net Asset Value, offering price and redemption price per share ($688,825 ÷ 9,974 shares)	$ 69.06

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends (including $3,362 earned from other affiliated issuers)		$ 144,087
Interest		1
Income from Fidelity Central Funds		4,273
Total income		148,361

Expenses
Management fee Basic fee	$ 92,478
Performance adjustment	22,896
Transfer agent fees	32,335
Accounting and security lending fees	1,161
Custodian fees and expenses	300
Independent trustees' compensation	91
Registration fees	143
Audit	58
Legal	72
Interest	14
Miscellaneous	248
Total expenses before reductions	149,796
Expense reductions	(216)	149,580
Net investment income (loss)		(1,219)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	182,202
Other affiliated issuers	(75,237)
Capital gain distributions from Fidelity Central Funds	51
Foreign currency transactions	(557)
Total net realized gain (loss)		106,459
Change in net unrealized appreciation (depreciation) on: Investment securities	1,565,085
Assets and liabilities in foreign currencies	22
Total change in net unrealized appreciation (depreciation)		1,565,107
Net gain (loss)		1,671,566
Net increase (decrease) in net assets resulting from operations		$ 1,670,347

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,219)	$ 76,913
Net realized gain (loss)	106,459	(276,705)
Change in net unrealized appreciation (depreciation)	1,565,107	9,095,282
Net increase (decrease) in net assets resulting from operations	1,670,347	8,895,490
Distributions to shareholders from net investment income	(64,617)	(39,630)
Distributions to shareholders from net realized gain	(2,381)	-
Total distributions	(66,998)	(39,630)
Share transactions - net increase (decrease)	(1,167,471)	136,875
Total increase (decrease) in net assets	435,878	8,992,735

Net Assets
Beginning of period	31,387,232	22,394,497
End of period (including accumulated net investment loss of $4,392 and undistributed net investment income of $61,444, respectively)	$ 31,823,110	$ 31,387,232

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Company

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 65.75	$ 47.24	$ 83.70	$ 69.66	$ 62.44	$ 53.80
Income from Investment Operations
Net investment income (loss) D	(.01)	.15	.11	(.06)	(.16)	(.18)
Net realized and unrealized gain (loss)	3.45	18.44	(35.97)	14.10	7.38	8.90
Total from investment operations	3.44	18.59	(35.86)	14.04	7.22	8.72
Distributions from net investment income	(.12)	(.08)	-	-	-	(.08)
Distributions from net realized gain	(.01)	-	(.60)	-	-	-
Total distributions	(.12) H	(.08)	(.60)	-	-	(.08)
Net asset value, end of period	$ 69.07	$ 65.75	$ 47.24	$ 83.70	$ 69.66	$ 62.44
Total Return B,C	5.24%	39.41%	(43.15)%	20.16%	11.56%	16.23%
Ratios to Average Net Assets E,G
Expenses before reductions	.93% A	.93%	.97%	.94%	.97%	.96%
Expenses net of fee waivers, if any	.93% A	.93%	.97%	.94%	.97%	.96%
Expenses net of all reductions	.93% A	.93%	.96%	.93%	.96%	.94%
Net investment income (loss)	(.03)% A	.27%	.15%	(.08)%	(.25)%	(.32)%
Supplemental Data
Net assets, end of period (in millions)	$ 26,635	$ 27,204	$ 21,090	$ 36,955	$ 30,120	$ 26,826
Portfolio turnover rate F	32% A	64%	55%	49%	54%	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 65.82	$ 47.29	$ 80.34
Income from Investment Operations
Net investment income (loss) D	.05	.27	.11
Net realized and unrealized gain (loss)	3.46	18.44	(33.16)
Total from investment operations	3.51	18.71	(33.05)
Distributions from net investment income	(.24)	(.18)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.25) I	(.18)	-
Net asset value, end of period	$ 69.08	$ 65.82	$ 47.29
Total Return B,C	5.34%	39.70%	(41.14)%
Ratios to Average Net Assets E,H
Expenses before reductions	.76% A	.72%	.81% A
Expenses net of fee waivers, if any	.76% A	.72%	.81% A
Expenses net of all reductions	.76% A	.72%	.81% A
Net investment income (loss)	.13% A	.48%	.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 4,499	$ 4,050	$ 1,305
Portfolio turnover rate F	32% A	64%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended May 31, 2010	Year ended November 30,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 65.82	$ 55.55
Income from Investment Operations
Net investment income (loss) D	.07	.16
Net realized and unrealized gain (loss)	3.45	10.11
Total from investment operations	3.52	10.27
Distributions from net investment income	(.27)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.28) I	-
Net asset value, end of period	$ 69.06	$ 65.82
Total Return B,C	5.36%	18.49%
Ratios to Average Net Assets E,H
Expenses before reductions	.71% A	.67% A
Expenses net of fee waivers, if any	.71% A	.67% A
Expenses net of all reductions	.71% A	.67% A
Net investment income (loss)	.19% A	.60% A
Supplemental Data
Net assets, end of period (in millions)	$ 689	$ 133
Portfolio turnover rate F	32% A	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to November 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.28 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The Fund is currently closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,144,140
Gross unrealized depreciation	(3,001,472)
Net unrealized appreciation (depreciation)	$ 5,142,668

Tax cost	$ 27,385,673

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,136,507 and $6,421,835, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Growth Company, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .70% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Company. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Growth Company	$ 31,140.22
Class K	1,195.05
	$ 32,335

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $52 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 47,593.44%		$ 14

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $65 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $4,230.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $216 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by one hundred and thirty dollars.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009 A
From net investment income
Growth Company	$ 49,118	$ 34,735
Class K	14,954	4,895
Class F	545	-
Total	$ 64,617	$ 39,630
From net realized gain
Growth Company	$ 2,063	$ -
Class K	308	-
Class F	10	-
Total	$ 2,381	$ -

A Distributions to shareholders for Class F are for the period June 26, 2009 (commencement of sale of shares) to November 30, 2009.

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009 A,B	Six months ended May 31, 2010	Year ended November 30, 2009 A,B
Growth Company
Shares sold	29,819	76,783	$ 2,106,340	$ 4,112,818
Conversion to Class K	-	(24,352)	-	(1,199,022)
Reinvestment of distributions	757	723	50,530	34,309
Shares redeemed	(58,735)	(85,813)	(4,127,235)	(4,688,317)
Net increase (decrease)	(28,159)	(32,659)	$ (1,970,365)	$ (1,740,212)
Class K
Shares sold	13,165	17,950	$ 936,264	$ 1,048,862
Conversion from Growth Company	-	25,027	-	1,199,022
Reinvestment of distributions	229	103	15,262	4,895
Shares redeemed	(9,796)	(9,136)	(701,377)	(507,569)
Net increase (decrease)	3,598	33,944	$ 250,149	$ 1,745,210
Class F
Shares sold	9,064	2,083	$ 631,656	$ 135,842
Reinvestment of distributions	8	-	555	-
Shares redeemed	(1,121)	(60)	(79,466)	(3,965)
Net increase (decrease)	7,951	2,023	$ 552,745	$ 131,877

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to November 30, 2009.

B Conversion transactions for Class K and Growth Company are presented for the period December 1, 2008 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, New York

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

GCF-USAN-0710
1.786812.107

Fidelity®
Growth Company
Fund -
Class F

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Growth Company	.93%
Actual		$ 1,000.00	$ 1,052.40	$ 4.76
HypotheticalA		$ 1,000.00	$ 1,020.29	$ 4.68
Class K	.76%
Actual		$ 1,000.00	$ 1,053.40	$ 3.89
HypotheticalA		$ 1,000.00	$ 1,021.14	$ 3.83
Class F	.71%
Actual		$ 1,000.00	$ 1,053.60	$ 3.64
HypotheticalA		$ 1,000.00	$ 1,021.39	$ 3.58

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.1	3.8
Salesforce.com, Inc.	3.3	2.4
Google, Inc. Class A	2.6	4.0
Microsoft Corp.	2.5	3.0
Starbucks Corp.	1.9	2.1
Cree, Inc.	1.9	1.4
Red Hat, Inc.	1.7	1.6
Dendreon Corp.	1.7	0.8
Amazon.com, Inc.	1.4	1.2
Cisco Systems, Inc.	1.4	1.4
	23.5
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	39.3	37.5
Health Care	19.7	17.5
Consumer Discretionary	13.7	11.9
Consumer Staples	10.2	12.1
Industrials	6.6	6.5
Asset Allocation (% of fund's net assets)
As of May 31, 2010*		As of November 30, 2009**
	Stocks 99.6%		Stocks 99.8%
	Convertible Securities 0.0%†		Convertible Securities 0.0%†
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	6.6%	** Foreign investments	7.0%

† Amount represents less than 0.1%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.4%
Johnson Controls, Inc.	2,375,000	$ 67,759
Lear Corp. (a)	820,000	55,489
		123,248
Automobiles - 0.1%
Ford Motor Co. (a)	4,050,000	47,507
Diversified Consumer Services - 0.5%
Coinstar, Inc. (a)(c)(d)	3,108,467	166,800
Hotels, Restaurants & Leisure - 4.8%
BJ's Restaurants, Inc. (a)(d)	2,691,314	62,412
Buffalo Wild Wings, Inc. (a)(c)	789,900	29,147
China Lodging Group Ltd. ADR	756,400	10,847
Chipotle Mexican Grill, Inc. (a)	125,000	17,785
Home Inns & Hotels Management, Inc. sponsored ADR (a)(c)	2,000,000	76,180
Hyatt Hotels Corp. Class A	4,373,440	176,949
Las Vegas Sands Corp. (a)(c)	1,355,000	31,815
McDonald's Corp.	3,915,000	261,796
Panera Bread Co. Class A (a)	1,325,000	107,100
Starbucks Corp.	22,913,400	593,228
Starwood Hotels & Resorts Worldwide, Inc.	2,330,000	107,763
The Cheesecake Factory, Inc. (a)	2,065,000	52,658
		1,527,680
Household Durables - 1.1%
Gafisa SA sponsored ADR (c)	4,045,000	48,136
Lennar Corp. Class A	1,504,513	26,028
Pulte Group, Inc. (a)	3,243,257	36,130
Tempur-Pedic International, Inc. (a)	1,620,000	53,784
Toll Brothers, Inc. (a)	1,975,000	41,613
Tupperware Brands Corp. (d)	3,245,000	137,880
Whirlpool Corp.	41,206	4,304
		347,875
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	3,576,000	448,645
Netflix, Inc. (a)	161,400	17,940
Priceline.com, Inc. (a)	145,000	27,718
		494,303
Media - 0.4%
Comcast Corp. Class A	4,197,500	75,933
DreamWorks Animation SKG, Inc. Class A (a)	275,000	8,165
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
News Corp. Class A	1,330,000	$ 17,556
Time Warner, Inc.	900,650	27,911
		129,565
Multiline Retail - 1.2%
Dollar Tree, Inc. (a)	375,000	23,471
Kohl's Corp. (a)	1,240,000	62,930
Nordstrom, Inc.	2,250,000	89,325
Target Corp.	4,040,000	220,301
		396,027
Specialty Retail - 1.8%
Bed Bath & Beyond, Inc. (a)	1,300,000	58,331
Best Buy Co., Inc.	1,937,500	81,859
CarMax, Inc. (a)	720,000	15,646
GameStop Corp. Class A (a)	140,000	3,191
Home Depot, Inc.	2,060,000	69,752
J. Crew Group, Inc. (a)	520,800	23,769
Lowe's Companies, Inc.	4,220,800	104,465
Lumber Liquidators Holdings, Inc. (a)(c)(d)	1,968,839	58,100
Staples, Inc.	4,425,602	95,239
Tiffany & Co., Inc.	675,000	30,665
Urban Outfitters, Inc. (a)	515,000	18,695
		559,712
Textiles, Apparel & Luxury Goods - 1.8%
Coach, Inc.	187,200	7,696
Fossil, Inc. (a)	1,680,000	63,000
lululemon athletica, Inc. (a)(c)(d)	7,025,225	287,051
NIKE, Inc. Class B	1,354,000	98,003
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,850,000	107,388
		563,138
TOTAL CONSUMER DISCRETIONARY		4,355,855
CONSUMER STAPLES - 10.2%
Beverages - 2.6%
Dr Pepper Snapple Group, Inc.	8,090,000	306,287
PepsiCo, Inc.	4,441,640	279,335
The Coca-Cola Co.	4,637,500	238,368
		823,990
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	2,025,800	$ 118,003
CVS Caremark Corp.	2,202,780	76,282
Kroger Co.	2,170,000	43,682
Safeway, Inc.	1,205,000	26,679
Wal-Mart Stores, Inc.	6,280,300	317,532
Walgreen Co.	2,705,000	86,668
Whole Foods Market, Inc. (a)	1,705,000	68,933
		737,779
Food Products - 1.2%
Archer Daniels Midland Co.	265,000	6,697
Campbell Soup Co.	245,000	8,773
General Mills, Inc.	682,800	48,636
Green Mountain Coffee Roasters, Inc. (a)(c)	4,717,978	111,580
Hershey Co.	385,000	18,018
Kellogg Co.	780,000	41,675
Mead Johnson Nutrition Co. Class A	861,800	42,504
Sara Lee Corp.	2,455,000	34,787
Tyson Foods, Inc. Class A	4,005,000	70,408
		383,078
Household Products - 1.5%
Church & Dwight Co., Inc.	1,315,000	86,540
Colgate-Palmolive Co.	1,395,000	108,936
Kimberly-Clark Corp.	670,000	40,669
Procter & Gamble Co.	3,769,483	230,278
		466,423
Personal Products - 1.1%
Avon Products, Inc.	2,743,615	72,678
Herbalife Ltd. (d)	3,948,900	178,293
MediFast, Inc. (a)(c)(d)	1,539,890	48,306
Nu Skin Enterprises, Inc. Class A	1,585,000	45,585
		344,862
Tobacco - 1.5%
Altria Group, Inc.	5,780,380	117,284
Philip Morris International, Inc.	8,080,380	356,506
		473,790
TOTAL CONSUMER STAPLES		3,229,922
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 3.4%
Energy Equipment & Services - 0.8%
FMC Technologies, Inc. (a)	925,000	$ 53,789
Schlumberger Ltd.	3,404,000	191,135
Transocean Ltd. (a)	100,000	5,677
		250,601
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp.	920,000	48,144
Cenovus Energy, Inc.	235,000	6,544
Chesapeake Energy Corp.	7,250,000	161,965
Devon Energy Corp.	465,000	29,690
EnCana Corp.	235,000	7,486
EOG Resources, Inc.	365,000	38,267
Exxon Mobil Corp.	1,265,000	76,482
Peabody Energy Corp.	1,605,000	62,531
Petrohawk Energy Corp. (a)	4,351,100	83,672
Petroleo Brasileiro SA - Petrobras (ON) sponsored ADR (c)	1,995,000	71,062
Range Resources Corp.	1,518,689	68,265
Southwestern Energy Co. (a)	3,432,461	129,095
Ultra Petroleum Corp. (a)	865,000	39,807
		823,010
TOTAL ENERGY		1,073,611
FINANCIALS - 4.2%
Capital Markets - 0.6%
Charles Schwab Corp.	4,399,975	71,896
Franklin Resources, Inc.	495,000	48,555
Goldman Sachs Group, Inc.	115,000	16,590
Morgan Stanley	850,000	23,044
Northern Trust Corp.	645,000	32,772
The Blackstone Group LP	550,000	5,858
		198,715
Commercial Banks - 1.2%
HDFC Bank Ltd. sponsored ADR (c)	530,000	73,670
ICICI Bank Ltd. sponsored ADR	2,355,000	86,640
PrivateBancorp, Inc.	1,872,500	24,811
Signature Bank, New York (a)	656,885	24,857
Wells Fargo & Co.	5,692,300	163,312
		373,290
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 1.4%
American Express Co.	2,392,548	$ 95,391
Discover Financial Services	26,198,800	352,374
		447,765
Diversified Financial Services - 0.8%
Bank of America Corp.	5,530,000	87,042
BM&F BOVESPA SA	13,229,772	87,105
Citigroup, Inc. (a)	7,523,800	29,794
JPMorgan Chase & Co.	1,025,000	40,570
		244,511
Insurance - 0.2%
Primerica, Inc. (a)	480,200	11,381
The First American Corp.	1,740,000	59,212
		70,593
TOTAL FINANCIALS		1,334,874
HEALTH CARE - 19.7%
Biotechnology - 11.6%
Acadia Pharmaceuticals, Inc. (a)(d)	2,839,844	3,805
Acorda Therapeutics, Inc. (a)(d)	2,785,771	95,775
Affymax, Inc. (a)(d)	1,575,000	34,650
Alexion Pharmaceuticals, Inc. (a)(d)	7,437,030	372,075
Alkermes, Inc. (a)(d)	10,182,261	115,620
Alnylam Pharmaceuticals, Inc. (a)(c)(d)	4,181,165	66,062
Amgen, Inc. (a)	2,975,000	154,046
Amylin Pharmaceuticals, Inc. (a)(d)	14,362,545	237,269
Array Biopharma, Inc. (a)(d)	4,758,770	18,179
AVEO Pharmaceuticals, Inc.	450,000	3,605
Biogen Idec, Inc. (a)	999,164	47,390
Celera Corp. (a)(d)	8,639,848	61,084
Celgene Corp. (a)	2,046,744	107,986
Cepheid, Inc. (a)(d)	5,887,775	105,273
Dendreon Corp. (a)(c)(d)	12,135,000	526,659
Exelixis, Inc. (a)(d)	10,798,821	55,938
Genzyme Corp. (a)	520,000	25,298
Gilead Sciences, Inc. (a)	1,300,000	46,696
Human Genome Sciences, Inc. (a)(d)	15,410,094	381,554
ImmunoGen, Inc. (a)(c)(d)	6,117,324	54,199
Immunomedics, Inc. (a)(c)(d)	7,526,150	26,191
InterMune, Inc. (a)(c)(d)	5,536,217	50,047
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Isis Pharmaceuticals, Inc. (a)(d)	9,832,981	$ 90,463
Lexicon Pharmaceuticals, Inc. (a)(d)	19,942,100	29,315
Metabolix, Inc. (a)	777,778	11,278
Micromet, Inc. (a)(c)(d)	7,645,060	46,558
Myriad Genetics, Inc. (a)	4,748,496	86,660
Myriad Pharmaceuticals, Inc. (a)(d)	2,174,424	8,741
NPS Pharmaceuticals, Inc. (a)(d)	4,541,091	29,926
Pharmasset, Inc. (a)(d)	3,345,136	98,548
Regeneron Pharmaceuticals, Inc. (a)(d)	5,088,948	145,391
Rigel Pharmaceuticals, Inc. (a)(d)	5,193,926	33,864
Seattle Genetics, Inc. (a)(d)	10,053,123	133,003
Transition Therapeutics, Inc. (a)(d)	2,332,446	10,081
Trubion Pharmaceuticals, Inc. (a)	419,400	1,443
Vertex Pharmaceuticals, Inc. (a)(d)	10,838,067	374,889
		3,689,561
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	505,000	21,326
CareFusion Corp. (a)	492,500	12,519
Edwards Lifesciences Corp. (a)	600,000	30,318
HeartWare International, Inc. (a)	428,101	25,322
Hospira, Inc. (a)	1,030,000	53,622
Insulet Corp. (a)(c)(d)	3,131,400	45,624
Medtronic, Inc.	1,529,964	59,944
NuVasive, Inc. (a)	365,424	14,350
St. Jude Medical, Inc. (a)	834,200	31,149
Thoratec Corp. (a)(c)(d)	4,312,265	189,179
		483,353
Health Care Providers & Services - 1.4%
Cardinal Health, Inc.	1,235,000	42,595
McKesson Corp.	2,430,000	170,100
Medco Health Solutions, Inc. (a)	1,887,720	108,827
UnitedHealth Group, Inc.	3,641,400	105,855
		427,377
Health Care Technology - 0.5%
Cerner Corp. (a)	1,260,000	105,475
SXC Health Solutions Corp. (a)	760,000	56,372
		161,847
Life Sciences Tools & Services - 0.7%
Bruker BioSciences Corp. (a)	1,590,000	20,249
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Illumina, Inc. (a)	3,314,878	$ 139,357
Life Technologies Corp. (a)	1,310,000	65,579
		225,185
Pharmaceuticals - 4.0%
Abbott Laboratories	2,111,500	100,423
Allergan, Inc.	935,000	56,278
Auxilium Pharmaceuticals, Inc. (a)(c)(d)	3,904,128	112,361
Bristol-Myers Squibb Co.	2,189,700	50,823
Concert Pharmaceuticals, Inc. (a)(g)	186,198	151
Elan Corp. PLC sponsored ADR (a)	45,224,070	259,586
Johnson & Johnson	6,133,300	357,571
MAP Pharmaceuticals, Inc. (a)(d)	2,531,738	37,774
Merck & Co., Inc.	4,735,668	159,545
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,060,000	112,929
Valeant Pharmaceuticals International (a)	627,957	29,187
		1,276,628
TOTAL HEALTH CARE		6,263,951
INDUSTRIALS - 6.6%
Aerospace & Defense - 1.2%
Honeywell International, Inc.	1,405,000	60,092
Lockheed Martin Corp.	1,140,100	91,117
Raytheon Co.	665,000	34,853
The Boeing Co.	1,014,800	65,130
United Technologies Corp.	1,965,000	132,402
		383,594
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	4,239,000	266,040
Airlines - 1.5%
Delta Air Lines, Inc. (a)	12,320,446	167,312
JetBlue Airways Corp. (a)(c)(d)	29,354,243	181,996
Ryanair Holdings PLC sponsored ADR (a)	20,000	471
Southwest Airlines Co.	10,298,515	128,114
		477,893
Construction & Engineering - 0.2%
Fluor Corp.	1,315,000	61,700
Electrical Equipment - 0.2%
American Superconductor Corp. (a)(c)	605,000	18,549
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
First Solar, Inc. (a)(c)	235,000	$ 26,405
SunPower Corp. Class A (a)(c)	1,631,400	21,583
		66,537
Industrial Conglomerates - 0.6%
3M Co.	2,320,000	183,999
General Electric Co.	1,000,000	16,350
		200,349
Machinery - 1.4%
Caterpillar, Inc.	3,395,000	206,280
Cummins, Inc.	1,530,000	104,009
Danaher Corp.	985,000	78,189
Deere & Co.	690,000	39,799
		428,277
Road & Rail - 0.7%
CSX Corp.	340,000	17,765
Hertz Global Holdings, Inc. (a)(c)	3,340,000	37,942
Norfolk Southern Corp.	1,065,000	60,130
Union Pacific Corp.	1,560,000	111,431
		227,268
TOTAL INDUSTRIALS		2,111,658
INFORMATION TECHNOLOGY - 39.3%
Communications Equipment - 3.6%
Cisco Systems, Inc. (a)	19,352,600	448,206
F5 Networks, Inc. (a)	1,530,000	107,605
Infinera Corp. (a)(d)	9,769,431	68,777
Juniper Networks, Inc. (a)	1,410,000	37,534
Palm, Inc. (a)(c)(d)	12,759,315	72,728
QUALCOMM, Inc.	5,963,400	212,059
Research In Motion Ltd. (a)	1,347,800	82,082
Riverbed Technology, Inc. (a)(d)	4,877,686	130,381
		1,159,372
Computers & Peripherals - 7.1%
Apple, Inc. (a)	6,310,959	1,622,914
Hewlett-Packard Co.	7,835,000	360,488
Isilon Systems, Inc. (a)	2,065,000	28,208
Lexmark International, Inc. Class A (a)	125,000	4,694
NetApp, Inc. (a)	3,652,208	137,615
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
SanDisk Corp. (a)	105,000	$ 4,895
Synaptics, Inc. (a)(c)(d)	3,035,730	90,829
		2,249,643
Electronic Equipment & Components - 0.3%
Corning, Inc.	1,333,000	23,234
Prime View International Co. Ltd. sponsored GDR (a)(e)	241,700	3,678
Trimble Navigation Ltd. (a)	140,000	4,022
Universal Display Corp. (a)(c)(d)	3,730,445	57,785
		88,719
Internet Software & Services - 4.7%
Akamai Technologies, Inc. (a)	805,000	31,975
AOL, Inc. (a)	81,877	1,689
Baidu.com, Inc. sponsored ADR (a)	2,700,000	197,667
eBay, Inc. (a)	3,412,200	73,055
Google, Inc. Class A (a)	1,712,448	830,846
Internet Capital Group, Inc. (a)(d)	3,775,000	31,408
LogMeIn, Inc.	375,000	9,548
Mercadolibre, Inc. (a)(c)	350,000	18,155
OpenTable, Inc. (c)(d)	2,137,300	88,335
VeriSign, Inc. (a)	890,000	24,840
VistaPrint Ltd. (a)(d)	3,877,965	181,062
Yahoo!, Inc. (a)	1,061,340	16,281
		1,504,861
IT Services - 3.5%
Cognizant Technology Solutions Corp. Class A (a)	1,734,716	86,805
Genpact Ltd. (a)	1,700,000	28,713
International Business Machines Corp.	2,939,800	368,239
MasterCard, Inc. Class A	190,000	38,336
The Western Union Co.	1,360,000	21,706
VeriFone Holdings, Inc. (a)(d)	8,267,200	166,832
Visa, Inc. Class A	5,669,100	410,783
		1,121,414
Semiconductors & Semiconductor Equipment - 9.4%
Advanced Micro Devices, Inc. (a)	2,200,000	18,854
Altera Corp.	390,000	9,192
ASML Holding NV (NY Shares)	648,888	18,338
Atheros Communications, Inc. (a)(d)	6,243,666	212,285
Atheros Communications, Inc. (a)(d)(g)	1,741,486	59,211
Broadcom Corp. Class A	3,930,000	135,664
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cree, Inc. (a)(d)	8,906,131	$ 591,100
Cypress Semiconductor Corp. (a)(d)	16,394,600	186,734
Intel Corp.	18,485,800	395,966
International Rectifier Corp. (a)(d)	5,260,000	110,250
KLA-Tencor Corp.	510,000	15,693
Marvell Technology Group Ltd. (a)	1,918,310	36,410
MaxLinear, Inc. Class A (a)(d)	1,069,608	17,092
Mellanox Technologies Ltd. (a)(d)	3,126,174	72,684
NVIDIA Corp. (a)	21,890,000	287,635
Power Integrations, Inc. (d)	2,861,308	97,227
Rambus, Inc. (a)(c)(d)	11,457,400	268,561
Rubicon Technology, Inc. (a)(c)(d)	2,061,630	56,035
Samsung Electronics Co. Ltd.	50,000	32,276
Silicon Laboratories, Inc. (a)(d)	4,597,900	208,883
Tessera Technologies, Inc. (a)(d)	4,221,903	73,377
Texas Instruments, Inc.	1,786,000	43,614
Volterra Semiconductor Corp. (a)(d)	2,350,000	55,108
		3,002,189
Software - 10.7%
Activision Blizzard, Inc.	750,000	8,063
Adobe Systems, Inc. (a)	743,236	23,843
ArcSight, Inc. (a)(d)	3,397,069	73,581
Citrix Systems, Inc. (a)	3,101,377	135,251
Electronic Arts, Inc. (a)	60,000	991
Fortinet, Inc. (c)	3,074,800	50,181
Microsoft Corp.	30,220,000	779,676
Oracle Corp.	6,105,000	137,790
Red Hat, Inc. (a)(d)	18,800,691	551,048
Salesforce.com, Inc. (a)(d)	12,235,594	1,058,746
Solera Holdings, Inc.	1,950,051	67,628
SuccessFactors, Inc. (a)(d)	6,655,175	148,144
Sybase, Inc. (a)	1,623,536	104,442
TiVo, Inc. (a)(d)	11,324,576	102,374
VMware, Inc. Class A (a)	2,252,533	149,140
		3,390,898
TOTAL INFORMATION TECHNOLOGY		12,517,096
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.0%
Chemicals - 1.3%
Dow Chemical Co.	4,955,000	$ 133,339
Minerals Technologies, Inc. (d)	1,927,580	103,029
Monsanto Co.	1,079,978	54,938
OM Group, Inc. (a)(d)	2,360,000	70,446
Potash Corp. of Saskatchewan, Inc.	226,200	23,225
The Mosaic Co.	270,000	12,466
		397,443
Metals & Mining - 0.7%
Alcoa, Inc.	2,200,000	25,608
Barrick Gold Corp. (c)	1,779,000	75,269
Brush Engineered Materials, Inc. (a)	940,000	23,744
Freeport-McMoRan Copper & Gold, Inc.	800,000	56,040
Nucor Corp.	200,000	8,610
Vale SA sponsored ADR (c)	1,436,000	39,045
		228,316
TOTAL MATERIALS		625,759
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Clearwire Corp. Class A (a)	7,766,821	63,222
Sprint Nextel Corp. (a)	18,285,000	93,802
Syniverse Holdings, Inc. (a)	895,000	17,712
		174,736
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Indiabulls Power Ltd.	559,802	351
TOTAL COMMON STOCKS (Cost $26,336,816)		31,687,813
Convertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Pacific Biosciences of California, Inc. 8.00% (a)(g)	714,286	4,286
Perlegen Sciences, Inc. Series D, 8.00% (a)(g)	12,820,512	0*
		4,286
Convertible Preferred Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.0%
Concert Pharmaceuticals, Inc. Series C, 6.00% (a)(g)	4,000,000	$ 7,160
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $35,000)		11,446
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.23% (f)	55,184,331	55,184
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(f)	773,897,925	773,898
TOTAL MONEY MARKET FUNDS (Cost $829,082)		829,082
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $27,200,898)		32,528,341
NET OTHER ASSETS - (2.2)%		(705,231)
NET ASSETS - 100%		$ 31,823,110
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,678,000 or 0.0% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $70,808,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc.	4/18/01	$ 15,000
Concert Pharmaceuticals, Inc.	2/9/09	$ 151
Concert Pharmaceuticals, Inc. Series C, 6.00%	4/25/08	$ 10,000
Pacific Biosciences of California, Inc. 8.00%	7/11/08	$ 5,000
Perlegen Sciences, Inc. Series D, 8.00%	2/23/05	$ 20,000
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 43
Fidelity Securities Lending Cash Central Fund	4,230
Total	$ 4,273
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ 3,616	$ -	$ 158	$ -	$ 3,805
Acorda Therapeutics, Inc.	67,061	2,823	2,626	-	95,775
Affymax, Inc.	23,335	13,043	2,373	-	34,650
Alexion Pharmaceuticals, Inc.	337,269	-	-	-	372,075
Alkermes, Inc.	91,437	-	-	-	115,620
Alnylam Pharmaceuticals, Inc.	70,285	-	-	-	66,062
Amylin Pharmaceuticals, Inc.	202,125	3,876	-	-	237,269
ArcSight, Inc.	75,471	1,849	-	-	73,581
Array Biopharma, Inc.	8,185	-	-	-	18,179
Atheros Communications, Inc.	177,757	-	-	-	212,285
Atheros Communications, Inc. (restricted)	49,580	-	-	-	59,211
Auxilium Pharmaceuticals, Inc.	159,618	5,151	26,854	-	112,361
BJ's Restaurants, Inc.	45,651	405	-	-	62,412
Brush Engineered Materials, Inc.	21,240	-	6,903	-	-
Buffalo Wild Wings, Inc.	71,984	650	41,320	-	-
Celera Corp.	57,969	-	4,688	-	61,084
Cepheid, Inc.	71,962	1,491	-	-	105,273
Coinstar, Inc.	81,705	2,767	-	-	166,800
Cree, Inc.	440,808	4,301	25,240	-	591,100
Cypress Semiconductor Corp.	152,890	5,007	-	-	186,734
Dendreon Corp.	243,924	94,422	-	-	526,659
Exelixis, Inc.	72,261	1,487	-	-	55,938
Green Mountain Coffee Roasters, Inc.	183,859	1,880	97,572	-	-
Herbalife Ltd.	28,310	180,076	25,417	1,054	178,293
Human Genome Sciences, Inc.	385,026	46,218	-	-	381,554
ImmunoGen, Inc.	30,884	15,773	-	-	54,199
Immunomedics, Inc.	23,300	35	-	-	26,191
Infinera Corp.	78,085	2,413	-	-	68,777
Insulet Corp.	38,391	-	-	-	45,624
InterMune, Inc.	49,490	15,819	-	-	50,047
International Rectifier Corp.	91,634	8,037	-	-	110,250
Internet Capital Group, Inc.	24,756	-	758	-	31,408
Isis Pharmaceuticals, Inc.	105,311	-	-	-	90,463
JetBlue Airways Corp.	161,742	-	-	-	181,996
Lexicon Pharmaceuticals, Inc.	-	22,933	-	-	29,315
lululemon athletica, Inc.	174,034	13,648	-	-	287,051
Lumber Liquidators Holdings, Inc.	34,702	14,157	-	-	58,100
MAP Pharmaceuticals, Inc.	$ 22,090	$ 1,476	$ -	$ -	$ 37,774
MaxLinear, Inc. Class A	-	21,426	1,697	-	17,092
MediFast, Inc.	19,561	27,019	6,583	-	48,306
Mellanox Technologies Ltd.	54,873	2,334	-	-	72,684
Micromet, Inc.	28,527	25,435	-	-	46,558
Minerals Technologies, Inc.	101,853	-	-	193	103,029
Myriad Pharmaceuticals, Inc.	12,002	-	1,033	-	8,741
NPS Pharmaceuticals, Inc.	-	28,531	-	-	29,926
OM Group, Inc.	72,287	-	-	-	70,446
OpenTable, Inc.	48,023	13,426	3,821	-	88,335
Palm, Inc.	174,713	6,000	23,510	-	72,728
Pharmasset, Inc.	55,781	14,096	-	-	98,548
Power Integrations, Inc.	99,470	-	4,053	291	97,227
Rambus, Inc.	180,481	31,215	-	-	268,561
Red Hat, Inc.	501,978	-	-	-	551,048
Regeneron Pharmaceuticals, Inc.	35,580	84,627	-	-	145,391
Rigel Pharmaceuticals, Inc.	37,728	1,693	-	-	33,864
Riverbed Technology, Inc.	29,827	91,435	-	-	130,381
Rubicon Technology, Inc.	35,914	-	-	-	56,035
Salesforce.com, Inc.	762,138	5,061	-	-	1,058,746
SandRidge Energy, Inc.	86,953	-	69,250	-	-
Seattle Genetics, Inc.	88,551	4,479	-	-	133,003
Silicon Laboratories, Inc.	67,990	143,497	-	-	208,883
Solera Holdings, Inc.	123,236	-	55,587	261	-
SuccessFactors, Inc.	98,670	2,126	-	-	148,144
Sybase, Inc.	187,329	783	131,572	-	-
Synaptics, Inc.	45,496	80,061	34,348	-	90,829
Tessera Technologies, Inc.	51,604	53,079	1,611	-	73,377
The Cheesecake Factory, Inc.	56,396	5,647	32,005	-	-
Thoratec Corp.	132,037	12,544	12,628	-	189,179
TiVo, Inc.	104,082	9,957	-	-	102,374
Transition Therapeutics, Inc.	18,562	-	-	-	10,081
Trubion Pharmaceuticals, Inc.	5,387	-	3,784	-	-
Tupperware Brands Corp.	138,486	64,155	46,307	1,563	137,880
Universal Display Corp.	39,200	818	-	-	57,785
VeriFone Holdings, Inc.	104,363	12,584	4,918	-	166,832
Vertex Pharmaceuticals, Inc.	367,744	62,862	6,879	-	374,889
VistaPrint Ltd.	201,013	17,987	-	-	181,062
Volterra Semiconductor Corp.	35,454	4,646	-	-	55,108
Total	$ 8,161,036	$ 1,287,260	$ 673,495	$ 3,362	$ 9,714,987
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,355,855	$ 4,355,855	$ -	$ -
Consumer Staples	3,229,922	3,229,922	-	-
Energy	1,073,611	1,073,611	-	-
Financials	1,334,874	1,334,874	-	-
Health Care	6,275,397	6,263,800	-	11,597
Industrials	2,111,658	2,111,658	-	-
Information Technology	12,517,096	12,517,096	-	-
Materials	625,759	625,759	-	-
Telecommunication Services	174,736	174,736	-	-
Utilities	351	351	-	-
Money Market Funds	829,082	829,082	-	-
Total Investments in Securities:	$ 32,528,341	$ 32,516,744	$ -	$ 11,597
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 11,597
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 11,597
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At November 30, 2009, the Fund had a capital loss carryforward of approximately $730,256,000 of which $105,828,000 and $624,428,000 will expire on November 30, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $748,036) - See accompanying schedule: Unaffiliated issuers (cost $18,409,306)	$ 21,984,272
Fidelity Central Funds (cost $829,082)	829,082
Other affiliated issuers (cost $7,962,518)	9,714,987
Total Investments (cost $27,200,898)		$ 32,528,341
Receivable for investments sold		119,019
Receivable for fund shares sold		40,048
Dividends receivable		32,934
Distributions receivable from Fidelity Central Funds		427
Prepaid expenses		25
Other receivables		3,313
Total assets		32,724,107

Liabilities
Payable to custodian bank	$ 22
Payable for investments purchased	81,644
Payable for fund shares redeemed	19,796
Accrued management fee	19,171
Other affiliated payables	5,632
Other payables and accrued expenses	834
Collateral on securities loaned, at value	773,898
Total liabilities		900,997

Net Assets		$ 31,823,110
Net Assets consist of:
Paid in capital		$ 27,522,320
Accumulated net investment loss		(4,392)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,022,270)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,327,452
Net Assets		$ 31,823,110

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Growth Company: Net Asset Value, offering price and redemption price per share ($26,635,122 ÷ 385,612 shares)	$ 69.07

Class K: Net Asset Value, offering price and redemption price per share ($4,499,163 ÷ 65,129 shares)	$ 69.08

Class F: Net Asset Value, offering price and redemption price per share ($688,825 ÷ 9,974 shares)	$ 69.06

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends (including $3,362 earned from other affiliated issuers)		$ 144,087
Interest		1
Income from Fidelity Central Funds		4,273
Total income		148,361

Expenses
Management fee Basic fee	$ 92,478
Performance adjustment	22,896
Transfer agent fees	32,335
Accounting and security lending fees	1,161
Custodian fees and expenses	300
Independent trustees' compensation	91
Registration fees	143
Audit	58
Legal	72
Interest	14
Miscellaneous	248
Total expenses before reductions	149,796
Expense reductions	(216)	149,580
Net investment income (loss)		(1,219)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	182,202
Other affiliated issuers	(75,237)
Capital gain distributions from Fidelity Central Funds	51
Foreign currency transactions	(557)
Total net realized gain (loss)		106,459
Change in net unrealized appreciation (depreciation) on: Investment securities	1,565,085
Assets and liabilities in foreign currencies	22
Total change in net unrealized appreciation (depreciation)		1,565,107
Net gain (loss)		1,671,566
Net increase (decrease) in net assets resulting from operations		$ 1,670,347

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,219)	$ 76,913
Net realized gain (loss)	106,459	(276,705)
Change in net unrealized appreciation (depreciation)	1,565,107	9,095,282
Net increase (decrease) in net assets resulting from operations	1,670,347	8,895,490
Distributions to shareholders from net investment income	(64,617)	(39,630)
Distributions to shareholders from net realized gain	(2,381)	-
Total distributions	(66,998)	(39,630)
Share transactions - net increase (decrease)	(1,167,471)	136,875
Total increase (decrease) in net assets	435,878	8,992,735

Net Assets
Beginning of period	31,387,232	22,394,497
End of period (including accumulated net investment loss of $4,392 and undistributed net investment income of $61,444, respectively)	$ 31,823,110	$ 31,387,232

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Company

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 65.75	$ 47.24	$ 83.70	$ 69.66	$ 62.44	$ 53.80
Income from Investment Operations
Net investment income (loss) D	(.01)	.15	.11	(.06)	(.16)	(.18)
Net realized and unrealized gain (loss)	3.45	18.44	(35.97)	14.10	7.38	8.90
Total from investment operations	3.44	18.59	(35.86)	14.04	7.22	8.72
Distributions from net investment income	(.12)	(.08)	-	-	-	(.08)
Distributions from net realized gain	(.01)	-	(.60)	-	-	-
Total distributions	(.12) H	(.08)	(.60)	-	-	(.08)
Net asset value, end of period	$ 69.07	$ 65.75	$ 47.24	$ 83.70	$ 69.66	$ 62.44
Total Return B,C	5.24%	39.41%	(43.15)%	20.16%	11.56%	16.23%
Ratios to Average Net Assets E,G
Expenses before reductions	.93% A	.93%	.97%	.94%	.97%	.96%
Expenses net of fee waivers, if any	.93% A	.93%	.97%	.94%	.97%	.96%
Expenses net of all reductions	.93% A	.93%	.96%	.93%	.96%	.94%
Net investment income (loss)	(.03)% A	.27%	.15%	(.08)%	(.25)%	(.32)%
Supplemental Data
Net assets, end of period (in millions)	$ 26,635	$ 27,204	$ 21,090	$ 36,955	$ 30,120	$ 26,826
Portfolio turnover rate F	32% A	64%	55%	49%	54%	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 65.82	$ 47.29	$ 80.34
Income from Investment Operations
Net investment income (loss) D	.05	.27	.11
Net realized and unrealized gain (loss)	3.46	18.44	(33.16)
Total from investment operations	3.51	18.71	(33.05)
Distributions from net investment income	(.24)	(.18)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.25) I	(.18)	-
Net asset value, end of period	$ 69.08	$ 65.82	$ 47.29
Total Return B,C	5.34%	39.70%	(41.14)%
Ratios to Average Net Assets E,H
Expenses before reductions	.76% A	.72%	.81% A
Expenses net of fee waivers, if any	.76% A	.72%	.81% A
Expenses net of all reductions	.76% A	.72%	.81% A
Net investment income (loss)	.13% A	.48%	.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 4,499	$ 4,050	$ 1,305
Portfolio turnover rate F	32% A	64%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended May 31, 2010	Year ended November 30,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 65.82	$ 55.55
Income from Investment Operations
Net investment income (loss) D	.07	.16
Net realized and unrealized gain (loss)	3.45	10.11
Total from investment operations	3.52	10.27
Distributions from net investment income	(.27)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.28) I	-
Net asset value, end of period	$ 69.06	$ 65.82
Total Return B,C	5.36%	18.49%
Ratios to Average Net Assets E,H
Expenses before reductions	.71% A	.67% A
Expenses net of fee waivers, if any	.71% A	.67% A
Expenses net of all reductions	.71% A	.67% A
Net investment income (loss)	.19% A	.60% A
Supplemental Data
Net assets, end of period (in millions)	$ 689	$ 133
Portfolio turnover rate F	32% A	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to November 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.28 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The Fund is currently closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,144,140
Gross unrealized depreciation	(3,001,472)
Net unrealized appreciation (depreciation)	$ 5,142,668

Tax cost	$ 27,385,673

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,136,507 and $6,421,835, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Growth Company, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .70% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Company. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Growth Company	$ 31,140.22
Class K	1,195.05
	$ 32,335

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $52 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 47,593.44%		$ 14

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $65 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $4,230.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $216 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by one hundred and thirty dollars.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009 A
From net investment income
Growth Company	$ 49,118	$ 34,735
Class K	14,954	4,895
Class F	545	-
Total	$ 64,617	$ 39,630
From net realized gain
Growth Company	$ 2,063	$ -
Class K	308	-
Class F	10	-
Total	$ 2,381	$ -

A Distributions to shareholders for Class F are for the period June 26, 2009 (commencement of sale of shares) to November 30, 2009.

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009 A,B	Six months ended May 31, 2010	Year ended November 30, 2009 A,B
Growth Company
Shares sold	29,819	76,783	$ 2,106,340	$ 4,112,818
Conversion to Class K	-	(24,352)	-	(1,199,022)
Reinvestment of distributions	757	723	50,530	34,309
Shares redeemed	(58,735)	(85,813)	(4,127,235)	(4,688,317)
Net increase (decrease)	(28,159)	(32,659)	$ (1,970,365)	$ (1,740,212)
Class K
Shares sold	13,165	17,950	$ 936,264	$ 1,048,862
Conversion from Growth Company	-	25,027	-	1,199,022
Reinvestment of distributions	229	103	15,262	4,895
Shares redeemed	(9,796)	(9,136)	(701,377)	(507,569)
Net increase (decrease)	3,598	33,944	$ 250,149	$ 1,745,210
Class F
Shares sold	9,064	2,083	$ 631,656	$ 135,842
Reinvestment of distributions	8	-	555	-
Shares redeemed	(1,121)	(60)	(79,466)	(3,965)
Net increase (decrease)	7,951	2,023	$ 552,745	$ 131,877

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to November 30, 2009.

B Conversion transactions for Class K and Growth Company are presented for the period December 1, 2008 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, New York

GCF-F-SANN-0710
1.891791.100

Fidelity® Growth Company
Fund -
Class K

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Growth Company	.93%
Actual		$ 1,000.00	$ 1,052.40	$ 4.76
HypotheticalA		$ 1,000.00	$ 1,020.29	$ 4.68
Class K	.76%
Actual		$ 1,000.00	$ 1,053.40	$ 3.89
HypotheticalA		$ 1,000.00	$ 1,021.14	$ 3.83
Class F	.71%
Actual		$ 1,000.00	$ 1,053.60	$ 3.64
HypotheticalA		$ 1,000.00	$ 1,021.39	$ 3.58

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.1	3.8
Salesforce.com, Inc.	3.3	2.4
Google, Inc. Class A	2.6	4.0
Microsoft Corp.	2.5	3.0
Starbucks Corp.	1.9	2.1
Cree, Inc.	1.9	1.4
Red Hat, Inc.	1.7	1.6
Dendreon Corp.	1.7	0.8
Amazon.com, Inc.	1.4	1.2
Cisco Systems, Inc.	1.4	1.4
	23.5
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	39.3	37.5
Health Care	19.7	17.5
Consumer Discretionary	13.7	11.9
Consumer Staples	10.2	12.1
Industrials	6.6	6.5
Asset Allocation (% of fund's net assets)
As of May 31, 2010*		As of November 30, 2009**
	Stocks 99.6%		Stocks 99.8%
	Convertible Securities 0.0%†		Convertible Securities 0.0%†
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 0.2%
* Foreign investments	6.6%	** Foreign investments	7.0%

† Amount represents less than 0.1%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.4%
Johnson Controls, Inc.	2,375,000	$ 67,759
Lear Corp. (a)	820,000	55,489
		123,248
Automobiles - 0.1%
Ford Motor Co. (a)	4,050,000	47,507
Diversified Consumer Services - 0.5%
Coinstar, Inc. (a)(c)(d)	3,108,467	166,800
Hotels, Restaurants & Leisure - 4.8%
BJ's Restaurants, Inc. (a)(d)	2,691,314	62,412
Buffalo Wild Wings, Inc. (a)(c)	789,900	29,147
China Lodging Group Ltd. ADR	756,400	10,847
Chipotle Mexican Grill, Inc. (a)	125,000	17,785
Home Inns & Hotels Management, Inc. sponsored ADR (a)(c)	2,000,000	76,180
Hyatt Hotels Corp. Class A	4,373,440	176,949
Las Vegas Sands Corp. (a)(c)	1,355,000	31,815
McDonald's Corp.	3,915,000	261,796
Panera Bread Co. Class A (a)	1,325,000	107,100
Starbucks Corp.	22,913,400	593,228
Starwood Hotels & Resorts Worldwide, Inc.	2,330,000	107,763
The Cheesecake Factory, Inc. (a)	2,065,000	52,658
		1,527,680
Household Durables - 1.1%
Gafisa SA sponsored ADR (c)	4,045,000	48,136
Lennar Corp. Class A	1,504,513	26,028
Pulte Group, Inc. (a)	3,243,257	36,130
Tempur-Pedic International, Inc. (a)	1,620,000	53,784
Toll Brothers, Inc. (a)	1,975,000	41,613
Tupperware Brands Corp. (d)	3,245,000	137,880
Whirlpool Corp.	41,206	4,304
		347,875
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	3,576,000	448,645
Netflix, Inc. (a)	161,400	17,940
Priceline.com, Inc. (a)	145,000	27,718
		494,303
Media - 0.4%
Comcast Corp. Class A	4,197,500	75,933
DreamWorks Animation SKG, Inc. Class A (a)	275,000	8,165
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
News Corp. Class A	1,330,000	$ 17,556
Time Warner, Inc.	900,650	27,911
		129,565
Multiline Retail - 1.2%
Dollar Tree, Inc. (a)	375,000	23,471
Kohl's Corp. (a)	1,240,000	62,930
Nordstrom, Inc.	2,250,000	89,325
Target Corp.	4,040,000	220,301
		396,027
Specialty Retail - 1.8%
Bed Bath & Beyond, Inc. (a)	1,300,000	58,331
Best Buy Co., Inc.	1,937,500	81,859
CarMax, Inc. (a)	720,000	15,646
GameStop Corp. Class A (a)	140,000	3,191
Home Depot, Inc.	2,060,000	69,752
J. Crew Group, Inc. (a)	520,800	23,769
Lowe's Companies, Inc.	4,220,800	104,465
Lumber Liquidators Holdings, Inc. (a)(c)(d)	1,968,839	58,100
Staples, Inc.	4,425,602	95,239
Tiffany & Co., Inc.	675,000	30,665
Urban Outfitters, Inc. (a)	515,000	18,695
		559,712
Textiles, Apparel & Luxury Goods - 1.8%
Coach, Inc.	187,200	7,696
Fossil, Inc. (a)	1,680,000	63,000
lululemon athletica, Inc. (a)(c)(d)	7,025,225	287,051
NIKE, Inc. Class B	1,354,000	98,003
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,850,000	107,388
		563,138
TOTAL CONSUMER DISCRETIONARY		4,355,855
CONSUMER STAPLES - 10.2%
Beverages - 2.6%
Dr Pepper Snapple Group, Inc.	8,090,000	306,287
PepsiCo, Inc.	4,441,640	279,335
The Coca-Cola Co.	4,637,500	238,368
		823,990
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	2,025,800	$ 118,003
CVS Caremark Corp.	2,202,780	76,282
Kroger Co.	2,170,000	43,682
Safeway, Inc.	1,205,000	26,679
Wal-Mart Stores, Inc.	6,280,300	317,532
Walgreen Co.	2,705,000	86,668
Whole Foods Market, Inc. (a)	1,705,000	68,933
		737,779
Food Products - 1.2%
Archer Daniels Midland Co.	265,000	6,697
Campbell Soup Co.	245,000	8,773
General Mills, Inc.	682,800	48,636
Green Mountain Coffee Roasters, Inc. (a)(c)	4,717,978	111,580
Hershey Co.	385,000	18,018
Kellogg Co.	780,000	41,675
Mead Johnson Nutrition Co. Class A	861,800	42,504
Sara Lee Corp.	2,455,000	34,787
Tyson Foods, Inc. Class A	4,005,000	70,408
		383,078
Household Products - 1.5%
Church & Dwight Co., Inc.	1,315,000	86,540
Colgate-Palmolive Co.	1,395,000	108,936
Kimberly-Clark Corp.	670,000	40,669
Procter & Gamble Co.	3,769,483	230,278
		466,423
Personal Products - 1.1%
Avon Products, Inc.	2,743,615	72,678
Herbalife Ltd. (d)	3,948,900	178,293
MediFast, Inc. (a)(c)(d)	1,539,890	48,306
Nu Skin Enterprises, Inc. Class A	1,585,000	45,585
		344,862
Tobacco - 1.5%
Altria Group, Inc.	5,780,380	117,284
Philip Morris International, Inc.	8,080,380	356,506
		473,790
TOTAL CONSUMER STAPLES		3,229,922
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 3.4%
Energy Equipment & Services - 0.8%
FMC Technologies, Inc. (a)	925,000	$ 53,789
Schlumberger Ltd.	3,404,000	191,135
Transocean Ltd. (a)	100,000	5,677
		250,601
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp.	920,000	48,144
Cenovus Energy, Inc.	235,000	6,544
Chesapeake Energy Corp.	7,250,000	161,965
Devon Energy Corp.	465,000	29,690
EnCana Corp.	235,000	7,486
EOG Resources, Inc.	365,000	38,267
Exxon Mobil Corp.	1,265,000	76,482
Peabody Energy Corp.	1,605,000	62,531
Petrohawk Energy Corp. (a)	4,351,100	83,672
Petroleo Brasileiro SA - Petrobras (ON) sponsored ADR (c)	1,995,000	71,062
Range Resources Corp.	1,518,689	68,265
Southwestern Energy Co. (a)	3,432,461	129,095
Ultra Petroleum Corp. (a)	865,000	39,807
		823,010
TOTAL ENERGY		1,073,611
FINANCIALS - 4.2%
Capital Markets - 0.6%
Charles Schwab Corp.	4,399,975	71,896
Franklin Resources, Inc.	495,000	48,555
Goldman Sachs Group, Inc.	115,000	16,590
Morgan Stanley	850,000	23,044
Northern Trust Corp.	645,000	32,772
The Blackstone Group LP	550,000	5,858
		198,715
Commercial Banks - 1.2%
HDFC Bank Ltd. sponsored ADR (c)	530,000	73,670
ICICI Bank Ltd. sponsored ADR	2,355,000	86,640
PrivateBancorp, Inc.	1,872,500	24,811
Signature Bank, New York (a)	656,885	24,857
Wells Fargo & Co.	5,692,300	163,312
		373,290
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 1.4%
American Express Co.	2,392,548	$ 95,391
Discover Financial Services	26,198,800	352,374
		447,765
Diversified Financial Services - 0.8%
Bank of America Corp.	5,530,000	87,042
BM&F BOVESPA SA	13,229,772	87,105
Citigroup, Inc. (a)	7,523,800	29,794
JPMorgan Chase & Co.	1,025,000	40,570
		244,511
Insurance - 0.2%
Primerica, Inc. (a)	480,200	11,381
The First American Corp.	1,740,000	59,212
		70,593
TOTAL FINANCIALS		1,334,874
HEALTH CARE - 19.7%
Biotechnology - 11.6%
Acadia Pharmaceuticals, Inc. (a)(d)	2,839,844	3,805
Acorda Therapeutics, Inc. (a)(d)	2,785,771	95,775
Affymax, Inc. (a)(d)	1,575,000	34,650
Alexion Pharmaceuticals, Inc. (a)(d)	7,437,030	372,075
Alkermes, Inc. (a)(d)	10,182,261	115,620
Alnylam Pharmaceuticals, Inc. (a)(c)(d)	4,181,165	66,062
Amgen, Inc. (a)	2,975,000	154,046
Amylin Pharmaceuticals, Inc. (a)(d)	14,362,545	237,269
Array Biopharma, Inc. (a)(d)	4,758,770	18,179
AVEO Pharmaceuticals, Inc.	450,000	3,605
Biogen Idec, Inc. (a)	999,164	47,390
Celera Corp. (a)(d)	8,639,848	61,084
Celgene Corp. (a)	2,046,744	107,986
Cepheid, Inc. (a)(d)	5,887,775	105,273
Dendreon Corp. (a)(c)(d)	12,135,000	526,659
Exelixis, Inc. (a)(d)	10,798,821	55,938
Genzyme Corp. (a)	520,000	25,298
Gilead Sciences, Inc. (a)	1,300,000	46,696
Human Genome Sciences, Inc. (a)(d)	15,410,094	381,554
ImmunoGen, Inc. (a)(c)(d)	6,117,324	54,199
Immunomedics, Inc. (a)(c)(d)	7,526,150	26,191
InterMune, Inc. (a)(c)(d)	5,536,217	50,047
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Isis Pharmaceuticals, Inc. (a)(d)	9,832,981	$ 90,463
Lexicon Pharmaceuticals, Inc. (a)(d)	19,942,100	29,315
Metabolix, Inc. (a)	777,778	11,278
Micromet, Inc. (a)(c)(d)	7,645,060	46,558
Myriad Genetics, Inc. (a)	4,748,496	86,660
Myriad Pharmaceuticals, Inc. (a)(d)	2,174,424	8,741
NPS Pharmaceuticals, Inc. (a)(d)	4,541,091	29,926
Pharmasset, Inc. (a)(d)	3,345,136	98,548
Regeneron Pharmaceuticals, Inc. (a)(d)	5,088,948	145,391
Rigel Pharmaceuticals, Inc. (a)(d)	5,193,926	33,864
Seattle Genetics, Inc. (a)(d)	10,053,123	133,003
Transition Therapeutics, Inc. (a)(d)	2,332,446	10,081
Trubion Pharmaceuticals, Inc. (a)	419,400	1,443
Vertex Pharmaceuticals, Inc. (a)(d)	10,838,067	374,889
		3,689,561
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	505,000	21,326
CareFusion Corp. (a)	492,500	12,519
Edwards Lifesciences Corp. (a)	600,000	30,318
HeartWare International, Inc. (a)	428,101	25,322
Hospira, Inc. (a)	1,030,000	53,622
Insulet Corp. (a)(c)(d)	3,131,400	45,624
Medtronic, Inc.	1,529,964	59,944
NuVasive, Inc. (a)	365,424	14,350
St. Jude Medical, Inc. (a)	834,200	31,149
Thoratec Corp. (a)(c)(d)	4,312,265	189,179
		483,353
Health Care Providers & Services - 1.4%
Cardinal Health, Inc.	1,235,000	42,595
McKesson Corp.	2,430,000	170,100
Medco Health Solutions, Inc. (a)	1,887,720	108,827
UnitedHealth Group, Inc.	3,641,400	105,855
		427,377
Health Care Technology - 0.5%
Cerner Corp. (a)	1,260,000	105,475
SXC Health Solutions Corp. (a)	760,000	56,372
		161,847
Life Sciences Tools & Services - 0.7%
Bruker BioSciences Corp. (a)	1,590,000	20,249
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Illumina, Inc. (a)	3,314,878	$ 139,357
Life Technologies Corp. (a)	1,310,000	65,579
		225,185
Pharmaceuticals - 4.0%
Abbott Laboratories	2,111,500	100,423
Allergan, Inc.	935,000	56,278
Auxilium Pharmaceuticals, Inc. (a)(c)(d)	3,904,128	112,361
Bristol-Myers Squibb Co.	2,189,700	50,823
Concert Pharmaceuticals, Inc. (a)(g)	186,198	151
Elan Corp. PLC sponsored ADR (a)	45,224,070	259,586
Johnson & Johnson	6,133,300	357,571
MAP Pharmaceuticals, Inc. (a)(d)	2,531,738	37,774
Merck & Co., Inc.	4,735,668	159,545
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,060,000	112,929
Valeant Pharmaceuticals International (a)	627,957	29,187
		1,276,628
TOTAL HEALTH CARE		6,263,951
INDUSTRIALS - 6.6%
Aerospace & Defense - 1.2%
Honeywell International, Inc.	1,405,000	60,092
Lockheed Martin Corp.	1,140,100	91,117
Raytheon Co.	665,000	34,853
The Boeing Co.	1,014,800	65,130
United Technologies Corp.	1,965,000	132,402
		383,594
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	4,239,000	266,040
Airlines - 1.5%
Delta Air Lines, Inc. (a)	12,320,446	167,312
JetBlue Airways Corp. (a)(c)(d)	29,354,243	181,996
Ryanair Holdings PLC sponsored ADR (a)	20,000	471
Southwest Airlines Co.	10,298,515	128,114
		477,893
Construction & Engineering - 0.2%
Fluor Corp.	1,315,000	61,700
Electrical Equipment - 0.2%
American Superconductor Corp. (a)(c)	605,000	18,549
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
First Solar, Inc. (a)(c)	235,000	$ 26,405
SunPower Corp. Class A (a)(c)	1,631,400	21,583
		66,537
Industrial Conglomerates - 0.6%
3M Co.	2,320,000	183,999
General Electric Co.	1,000,000	16,350
		200,349
Machinery - 1.4%
Caterpillar, Inc.	3,395,000	206,280
Cummins, Inc.	1,530,000	104,009
Danaher Corp.	985,000	78,189
Deere & Co.	690,000	39,799
		428,277
Road & Rail - 0.7%
CSX Corp.	340,000	17,765
Hertz Global Holdings, Inc. (a)(c)	3,340,000	37,942
Norfolk Southern Corp.	1,065,000	60,130
Union Pacific Corp.	1,560,000	111,431
		227,268
TOTAL INDUSTRIALS		2,111,658
INFORMATION TECHNOLOGY - 39.3%
Communications Equipment - 3.6%
Cisco Systems, Inc. (a)	19,352,600	448,206
F5 Networks, Inc. (a)	1,530,000	107,605
Infinera Corp. (a)(d)	9,769,431	68,777
Juniper Networks, Inc. (a)	1,410,000	37,534
Palm, Inc. (a)(c)(d)	12,759,315	72,728
QUALCOMM, Inc.	5,963,400	212,059
Research In Motion Ltd. (a)	1,347,800	82,082
Riverbed Technology, Inc. (a)(d)	4,877,686	130,381
		1,159,372
Computers & Peripherals - 7.1%
Apple, Inc. (a)	6,310,959	1,622,914
Hewlett-Packard Co.	7,835,000	360,488
Isilon Systems, Inc. (a)	2,065,000	28,208
Lexmark International, Inc. Class A (a)	125,000	4,694
NetApp, Inc. (a)	3,652,208	137,615
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
SanDisk Corp. (a)	105,000	$ 4,895
Synaptics, Inc. (a)(c)(d)	3,035,730	90,829
		2,249,643
Electronic Equipment & Components - 0.3%
Corning, Inc.	1,333,000	23,234
Prime View International Co. Ltd. sponsored GDR (a)(e)	241,700	3,678
Trimble Navigation Ltd. (a)	140,000	4,022
Universal Display Corp. (a)(c)(d)	3,730,445	57,785
		88,719
Internet Software & Services - 4.7%
Akamai Technologies, Inc. (a)	805,000	31,975
AOL, Inc. (a)	81,877	1,689
Baidu.com, Inc. sponsored ADR (a)	2,700,000	197,667
eBay, Inc. (a)	3,412,200	73,055
Google, Inc. Class A (a)	1,712,448	830,846
Internet Capital Group, Inc. (a)(d)	3,775,000	31,408
LogMeIn, Inc.	375,000	9,548
Mercadolibre, Inc. (a)(c)	350,000	18,155
OpenTable, Inc. (c)(d)	2,137,300	88,335
VeriSign, Inc. (a)	890,000	24,840
VistaPrint Ltd. (a)(d)	3,877,965	181,062
Yahoo!, Inc. (a)	1,061,340	16,281
		1,504,861
IT Services - 3.5%
Cognizant Technology Solutions Corp. Class A (a)	1,734,716	86,805
Genpact Ltd. (a)	1,700,000	28,713
International Business Machines Corp.	2,939,800	368,239
MasterCard, Inc. Class A	190,000	38,336
The Western Union Co.	1,360,000	21,706
VeriFone Holdings, Inc. (a)(d)	8,267,200	166,832
Visa, Inc. Class A	5,669,100	410,783
		1,121,414
Semiconductors & Semiconductor Equipment - 9.4%
Advanced Micro Devices, Inc. (a)	2,200,000	18,854
Altera Corp.	390,000	9,192
ASML Holding NV (NY Shares)	648,888	18,338
Atheros Communications, Inc. (a)(d)	6,243,666	212,285
Atheros Communications, Inc. (a)(d)(g)	1,741,486	59,211
Broadcom Corp. Class A	3,930,000	135,664
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cree, Inc. (a)(d)	8,906,131	$ 591,100
Cypress Semiconductor Corp. (a)(d)	16,394,600	186,734
Intel Corp.	18,485,800	395,966
International Rectifier Corp. (a)(d)	5,260,000	110,250
KLA-Tencor Corp.	510,000	15,693
Marvell Technology Group Ltd. (a)	1,918,310	36,410
MaxLinear, Inc. Class A (a)(d)	1,069,608	17,092
Mellanox Technologies Ltd. (a)(d)	3,126,174	72,684
NVIDIA Corp. (a)	21,890,000	287,635
Power Integrations, Inc. (d)	2,861,308	97,227
Rambus, Inc. (a)(c)(d)	11,457,400	268,561
Rubicon Technology, Inc. (a)(c)(d)	2,061,630	56,035
Samsung Electronics Co. Ltd.	50,000	32,276
Silicon Laboratories, Inc. (a)(d)	4,597,900	208,883
Tessera Technologies, Inc. (a)(d)	4,221,903	73,377
Texas Instruments, Inc.	1,786,000	43,614
Volterra Semiconductor Corp. (a)(d)	2,350,000	55,108
		3,002,189
Software - 10.7%
Activision Blizzard, Inc.	750,000	8,063
Adobe Systems, Inc. (a)	743,236	23,843
ArcSight, Inc. (a)(d)	3,397,069	73,581
Citrix Systems, Inc. (a)	3,101,377	135,251
Electronic Arts, Inc. (a)	60,000	991
Fortinet, Inc. (c)	3,074,800	50,181
Microsoft Corp.	30,220,000	779,676
Oracle Corp.	6,105,000	137,790
Red Hat, Inc. (a)(d)	18,800,691	551,048
Salesforce.com, Inc. (a)(d)	12,235,594	1,058,746
Solera Holdings, Inc.	1,950,051	67,628
SuccessFactors, Inc. (a)(d)	6,655,175	148,144
Sybase, Inc. (a)	1,623,536	104,442
TiVo, Inc. (a)(d)	11,324,576	102,374
VMware, Inc. Class A (a)	2,252,533	149,140
		3,390,898
TOTAL INFORMATION TECHNOLOGY		12,517,096
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.0%
Chemicals - 1.3%
Dow Chemical Co.	4,955,000	$ 133,339
Minerals Technologies, Inc. (d)	1,927,580	103,029
Monsanto Co.	1,079,978	54,938
OM Group, Inc. (a)(d)	2,360,000	70,446
Potash Corp. of Saskatchewan, Inc.	226,200	23,225
The Mosaic Co.	270,000	12,466
		397,443
Metals & Mining - 0.7%
Alcoa, Inc.	2,200,000	25,608
Barrick Gold Corp. (c)	1,779,000	75,269
Brush Engineered Materials, Inc. (a)	940,000	23,744
Freeport-McMoRan Copper & Gold, Inc.	800,000	56,040
Nucor Corp.	200,000	8,610
Vale SA sponsored ADR (c)	1,436,000	39,045
		228,316
TOTAL MATERIALS		625,759
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Clearwire Corp. Class A (a)	7,766,821	63,222
Sprint Nextel Corp. (a)	18,285,000	93,802
Syniverse Holdings, Inc. (a)	895,000	17,712
		174,736
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Indiabulls Power Ltd.	559,802	351
TOTAL COMMON STOCKS (Cost $26,336,816)		31,687,813
Convertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Pacific Biosciences of California, Inc. 8.00% (a)(g)	714,286	4,286
Perlegen Sciences, Inc. Series D, 8.00% (a)(g)	12,820,512	0*
		4,286
Convertible Preferred Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.0%
Concert Pharmaceuticals, Inc. Series C, 6.00% (a)(g)	4,000,000	$ 7,160
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $35,000)		11,446
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.23% (f)	55,184,331	55,184
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(f)	773,897,925	773,898
TOTAL MONEY MARKET FUNDS (Cost $829,082)		829,082
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $27,200,898)		32,528,341
NET OTHER ASSETS - (2.2)%		(705,231)
NET ASSETS - 100%		$ 31,823,110
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,678,000 or 0.0% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $70,808,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc.	4/18/01	$ 15,000
Concert Pharmaceuticals, Inc.	2/9/09	$ 151
Concert Pharmaceuticals, Inc. Series C, 6.00%	4/25/08	$ 10,000
Pacific Biosciences of California, Inc. 8.00%	7/11/08	$ 5,000
Perlegen Sciences, Inc. Series D, 8.00%	2/23/05	$ 20,000
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 43
Fidelity Securities Lending Cash Central Fund	4,230
Total	$ 4,273
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ 3,616	$ -	$ 158	$ -	$ 3,805
Acorda Therapeutics, Inc.	67,061	2,823	2,626	-	95,775
Affymax, Inc.	23,335	13,043	2,373	-	34,650
Alexion Pharmaceuticals, Inc.	337,269	-	-	-	372,075
Alkermes, Inc.	91,437	-	-	-	115,620
Alnylam Pharmaceuticals, Inc.	70,285	-	-	-	66,062
Amylin Pharmaceuticals, Inc.	202,125	3,876	-	-	237,269
ArcSight, Inc.	75,471	1,849	-	-	73,581
Array Biopharma, Inc.	8,185	-	-	-	18,179
Atheros Communications, Inc.	177,757	-	-	-	212,285
Atheros Communications, Inc. (restricted)	49,580	-	-	-	59,211
Auxilium Pharmaceuticals, Inc.	159,618	5,151	26,854	-	112,361
BJ's Restaurants, Inc.	45,651	405	-	-	62,412
Brush Engineered Materials, Inc.	21,240	-	6,903	-	-
Buffalo Wild Wings, Inc.	71,984	650	41,320	-	-
Celera Corp.	57,969	-	4,688	-	61,084
Cepheid, Inc.	71,962	1,491	-	-	105,273
Coinstar, Inc.	81,705	2,767	-	-	166,800
Cree, Inc.	440,808	4,301	25,240	-	591,100
Cypress Semiconductor Corp.	152,890	5,007	-	-	186,734
Dendreon Corp.	243,924	94,422	-	-	526,659
Exelixis, Inc.	72,261	1,487	-	-	55,938
Green Mountain Coffee Roasters, Inc.	183,859	1,880	97,572	-	-
Herbalife Ltd.	28,310	180,076	25,417	1,054	178,293
Human Genome Sciences, Inc.	385,026	46,218	-	-	381,554
ImmunoGen, Inc.	30,884	15,773	-	-	54,199
Immunomedics, Inc.	23,300	35	-	-	26,191
Infinera Corp.	78,085	2,413	-	-	68,777
Insulet Corp.	38,391	-	-	-	45,624
InterMune, Inc.	49,490	15,819	-	-	50,047
International Rectifier Corp.	91,634	8,037	-	-	110,250
Internet Capital Group, Inc.	24,756	-	758	-	31,408
Isis Pharmaceuticals, Inc.	105,311	-	-	-	90,463
JetBlue Airways Corp.	161,742	-	-	-	181,996
Lexicon Pharmaceuticals, Inc.	-	22,933	-	-	29,315
lululemon athletica, Inc.	174,034	13,648	-	-	287,051
Lumber Liquidators Holdings, Inc.	34,702	14,157	-	-	58,100
MAP Pharmaceuticals, Inc.	$ 22,090	$ 1,476	$ -	$ -	$ 37,774
MaxLinear, Inc. Class A	-	21,426	1,697	-	17,092
MediFast, Inc.	19,561	27,019	6,583	-	48,306
Mellanox Technologies Ltd.	54,873	2,334	-	-	72,684
Micromet, Inc.	28,527	25,435	-	-	46,558
Minerals Technologies, Inc.	101,853	-	-	193	103,029
Myriad Pharmaceuticals, Inc.	12,002	-	1,033	-	8,741
NPS Pharmaceuticals, Inc.	-	28,531	-	-	29,926
OM Group, Inc.	72,287	-	-	-	70,446
OpenTable, Inc.	48,023	13,426	3,821	-	88,335
Palm, Inc.	174,713	6,000	23,510	-	72,728
Pharmasset, Inc.	55,781	14,096	-	-	98,548
Power Integrations, Inc.	99,470	-	4,053	291	97,227
Rambus, Inc.	180,481	31,215	-	-	268,561
Red Hat, Inc.	501,978	-	-	-	551,048
Regeneron Pharmaceuticals, Inc.	35,580	84,627	-	-	145,391
Rigel Pharmaceuticals, Inc.	37,728	1,693	-	-	33,864
Riverbed Technology, Inc.	29,827	91,435	-	-	130,381
Rubicon Technology, Inc.	35,914	-	-	-	56,035
Salesforce.com, Inc.	762,138	5,061	-	-	1,058,746
SandRidge Energy, Inc.	86,953	-	69,250	-	-
Seattle Genetics, Inc.	88,551	4,479	-	-	133,003
Silicon Laboratories, Inc.	67,990	143,497	-	-	208,883
Solera Holdings, Inc.	123,236	-	55,587	261	-
SuccessFactors, Inc.	98,670	2,126	-	-	148,144
Sybase, Inc.	187,329	783	131,572	-	-
Synaptics, Inc.	45,496	80,061	34,348	-	90,829
Tessera Technologies, Inc.	51,604	53,079	1,611	-	73,377
The Cheesecake Factory, Inc.	56,396	5,647	32,005	-	-
Thoratec Corp.	132,037	12,544	12,628	-	189,179
TiVo, Inc.	104,082	9,957	-	-	102,374
Transition Therapeutics, Inc.	18,562	-	-	-	10,081
Trubion Pharmaceuticals, Inc.	5,387	-	3,784	-	-
Tupperware Brands Corp.	138,486	64,155	46,307	1,563	137,880
Universal Display Corp.	39,200	818	-	-	57,785
VeriFone Holdings, Inc.	104,363	12,584	4,918	-	166,832
Vertex Pharmaceuticals, Inc.	367,744	62,862	6,879	-	374,889
VistaPrint Ltd.	201,013	17,987	-	-	181,062
Volterra Semiconductor Corp.	35,454	4,646	-	-	55,108
Total	$ 8,161,036	$ 1,287,260	$ 673,495	$ 3,362	$ 9,714,987
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,355,855	$ 4,355,855	$ -	$ -
Consumer Staples	3,229,922	3,229,922	-	-
Energy	1,073,611	1,073,611	-	-
Financials	1,334,874	1,334,874	-	-
Health Care	6,275,397	6,263,800	-	11,597
Industrials	2,111,658	2,111,658	-	-
Information Technology	12,517,096	12,517,096	-	-
Materials	625,759	625,759	-	-
Telecommunication Services	174,736	174,736	-	-
Utilities	351	351	-	-
Money Market Funds	829,082	829,082	-	-
Total Investments in Securities:	$ 32,528,341	$ 32,516,744	$ -	$ 11,597
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 11,597
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 11,597
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At November 30, 2009, the Fund had a capital loss carryforward of approximately $730,256,000 of which $105,828,000 and $624,428,000 will expire on November 30, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $748,036) - See accompanying schedule: Unaffiliated issuers (cost $18,409,306)	$ 21,984,272
Fidelity Central Funds (cost $829,082)	829,082
Other affiliated issuers (cost $7,962,518)	9,714,987
Total Investments (cost $27,200,898)		$ 32,528,341
Receivable for investments sold		119,019
Receivable for fund shares sold		40,048
Dividends receivable		32,934
Distributions receivable from Fidelity Central Funds		427
Prepaid expenses		25
Other receivables		3,313
Total assets		32,724,107

Liabilities
Payable to custodian bank	$ 22
Payable for investments purchased	81,644
Payable for fund shares redeemed	19,796
Accrued management fee	19,171
Other affiliated payables	5,632
Other payables and accrued expenses	834
Collateral on securities loaned, at value	773,898
Total liabilities		900,997

Net Assets		$ 31,823,110
Net Assets consist of:
Paid in capital		$ 27,522,320
Accumulated net investment loss		(4,392)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,022,270)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,327,452
Net Assets		$ 31,823,110

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Growth Company: Net Asset Value, offering price and redemption price per share ($26,635,122 ÷ 385,612 shares)	$ 69.07

Class K: Net Asset Value, offering price and redemption price per share ($4,499,163 ÷ 65,129 shares)	$ 69.08

Class F: Net Asset Value, offering price and redemption price per share ($688,825 ÷ 9,974 shares)	$ 69.06

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends (including $3,362 earned from other affiliated issuers)		$ 144,087
Interest		1
Income from Fidelity Central Funds		4,273
Total income		148,361

Expenses
Management fee Basic fee	$ 92,478
Performance adjustment	22,896
Transfer agent fees	32,335
Accounting and security lending fees	1,161
Custodian fees and expenses	300
Independent trustees' compensation	91
Registration fees	143
Audit	58
Legal	72
Interest	14
Miscellaneous	248
Total expenses before reductions	149,796
Expense reductions	(216)	149,580
Net investment income (loss)		(1,219)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	182,202
Other affiliated issuers	(75,237)
Capital gain distributions from Fidelity Central Funds	51
Foreign currency transactions	(557)
Total net realized gain (loss)		106,459
Change in net unrealized appreciation (depreciation) on: Investment securities	1,565,085
Assets and liabilities in foreign currencies	22
Total change in net unrealized appreciation (depreciation)		1,565,107
Net gain (loss)		1,671,566
Net increase (decrease) in net assets resulting from operations		$ 1,670,347

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,219)	$ 76,913
Net realized gain (loss)	106,459	(276,705)
Change in net unrealized appreciation (depreciation)	1,565,107	9,095,282
Net increase (decrease) in net assets resulting from operations	1,670,347	8,895,490
Distributions to shareholders from net investment income	(64,617)	(39,630)
Distributions to shareholders from net realized gain	(2,381)	-
Total distributions	(66,998)	(39,630)
Share transactions - net increase (decrease)	(1,167,471)	136,875
Total increase (decrease) in net assets	435,878	8,992,735

Net Assets
Beginning of period	31,387,232	22,394,497
End of period (including accumulated net investment loss of $4,392 and undistributed net investment income of $61,444, respectively)	$ 31,823,110	$ 31,387,232

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Company

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 65.75	$ 47.24	$ 83.70	$ 69.66	$ 62.44	$ 53.80
Income from Investment Operations
Net investment income (loss) D	(.01)	.15	.11	(.06)	(.16)	(.18)
Net realized and unrealized gain (loss)	3.45	18.44	(35.97)	14.10	7.38	8.90
Total from investment operations	3.44	18.59	(35.86)	14.04	7.22	8.72
Distributions from net investment income	(.12)	(.08)	-	-	-	(.08)
Distributions from net realized gain	(.01)	-	(.60)	-	-	-
Total distributions	(.12) H	(.08)	(.60)	-	-	(.08)
Net asset value, end of period	$ 69.07	$ 65.75	$ 47.24	$ 83.70	$ 69.66	$ 62.44
Total Return B,C	5.24%	39.41%	(43.15)%	20.16%	11.56%	16.23%
Ratios to Average Net Assets E,G
Expenses before reductions	.93% A	.93%	.97%	.94%	.97%	.96%
Expenses net of fee waivers, if any	.93% A	.93%	.97%	.94%	.97%	.96%
Expenses net of all reductions	.93% A	.93%	.96%	.93%	.96%	.94%
Net investment income (loss)	(.03)% A	.27%	.15%	(.08)%	(.25)%	(.32)%
Supplemental Data
Net assets, end of period (in millions)	$ 26,635	$ 27,204	$ 21,090	$ 36,955	$ 30,120	$ 26,826
Portfolio turnover rate F	32% A	64%	55%	49%	54%	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 65.82	$ 47.29	$ 80.34
Income from Investment Operations
Net investment income (loss) D	.05	.27	.11
Net realized and unrealized gain (loss)	3.46	18.44	(33.16)
Total from investment operations	3.51	18.71	(33.05)
Distributions from net investment income	(.24)	(.18)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.25) I	(.18)	-
Net asset value, end of period	$ 69.08	$ 65.82	$ 47.29
Total Return B,C	5.34%	39.70%	(41.14)%
Ratios to Average Net Assets E,H
Expenses before reductions	.76% A	.72%	.81% A
Expenses net of fee waivers, if any	.76% A	.72%	.81% A
Expenses net of all reductions	.76% A	.72%	.81% A
Net investment income (loss)	.13% A	.48%	.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 4,499	$ 4,050	$ 1,305
Portfolio turnover rate F	32% A	64%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended May 31, 2010	Year ended November 30,
	(Unaudited)	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 65.82	$ 55.55
Income from Investment Operations
Net investment income (loss) D	.07	.16
Net realized and unrealized gain (loss)	3.45	10.11
Total from investment operations	3.52	10.27
Distributions from net investment income	(.27)	-
Distributions from net realized gain	(.01)	-
Total distributions	(.28) I	-
Net asset value, end of period	$ 69.06	$ 65.82
Total Return B,C	5.36%	18.49%
Ratios to Average Net Assets E,H
Expenses before reductions	.71% A	.67% A
Expenses net of fee waivers, if any	.71% A	.67% A
Expenses net of all reductions	.71% A	.67% A
Net investment income (loss)	.19% A	.60% A
Supplemental Data
Net assets, end of period (in millions)	$ 689	$ 133
Portfolio turnover rate F	32% A	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to November 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.28 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The Fund is currently closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 8,144,140
Gross unrealized depreciation	(3,001,472)
Net unrealized appreciation (depreciation)	$ 5,142,668

Tax cost	$ 27,385,673

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,136,507 and $6,421,835, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Growth Company, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .70% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Company. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Growth Company	$ 31,140.22
Class K	1,195.05
	$ 32,335

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $52 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 47,593.44%		$ 14

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $65 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $4,230.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $216 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by one hundred and thirty dollars.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009 A
From net investment income
Growth Company	$ 49,118	$ 34,735
Class K	14,954	4,895
Class F	545	-
Total	$ 64,617	$ 39,630
From net realized gain
Growth Company	$ 2,063	$ -
Class K	308	-
Class F	10	-
Total	$ 2,381	$ -

A Distributions to shareholders for Class F are for the period June 26, 2009 (commencement of sale of shares) to November 30, 2009.

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009 A,B	Six months ended May 31, 2010	Year ended November 30, 2009 A,B
Growth Company
Shares sold	29,819	76,783	$ 2,106,340	$ 4,112,818
Conversion to Class K	-	(24,352)	-	(1,199,022)
Reinvestment of distributions	757	723	50,530	34,309
Shares redeemed	(58,735)	(85,813)	(4,127,235)	(4,688,317)
Net increase (decrease)	(28,159)	(32,659)	$ (1,970,365)	$ (1,740,212)
Class K
Shares sold	13,165	17,950	$ 936,264	$ 1,048,862
Conversion from Growth Company	-	25,027	-	1,199,022
Reinvestment of distributions	229	103	15,262	4,895
Shares redeemed	(9,796)	(9,136)	(701,377)	(507,569)
Net increase (decrease)	3,598	33,944	$ 250,149	$ 1,745,210
Class F
Shares sold	9,064	2,083	$ 631,656	$ 135,842
Reinvestment of distributions	8	-	555	-
Shares redeemed	(1,121)	(60)	(79,466)	(3,965)
Net increase (decrease)	7,951	2,023	$ 552,745	$ 131,877

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to November 30, 2009.

B Conversion transactions for Class K and Growth Company are presented for the period December 1, 2008 through August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

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Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, New York

GCF-K-USAN-0710
1.863216.101

Fidelity®
Growth Strategies
Fund

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Growth Strategies	.83%
Actual		$ 1,000.00	$ 1,092.90	$ 4.33
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.18
Class K	.56%
Actual		$ 1,000.00	$ 1,094.80	$ 2.92
HypotheticalA		$ 1,000.00	$ 1,022.14	$ 2.82

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
ArthroCare Corp.	3.9	3.0
CF Industries Holdings, Inc.	2.4	0.0
Heckmann Corp.	2.4	2.0
Lennox International, Inc.	2.3	1.0
Agilent Technologies, Inc.	2.2	2.2
Cyberonics, Inc.	2.1	2.3
Regions Financial Corp.	2.1	0.0
Juniper Networks, Inc.	2.0	2.0
SunTrust Banks, Inc.	2.0	0.6
The Mosaic Co.	2.0	2.9
	23.4
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.0	25.8
Health Care	16.5	17.8
Consumer Discretionary	15.7	19.8
Industrials	15.4	12.9
Energy	8.5	6.3
Asset Allocation (% of fund's net assets)
As of May 31, 2010*		As of November 30, 2009**
	Stocks 98.7%		Stocks 98.9%
	Short-Term Investments and Net Other Assets 1.3%		Short-Term Investments and Net Other Assets 1.1%
* Foreign investments	11.2%	** Foreign investments	14.7%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.3%
Diversified Consumer Services - 2.4%
DeVry, Inc.	424,647	$ 24,413
Strayer Education, Inc. (c)	97,600	23,424
		47,837
Hotels, Restaurants & Leisure - 3.2%
International Game Technology	536,242	10,494
Las Vegas Sands Corp. (a)(c)	1,367,450	32,108
Starbucks Corp.	780,543	20,208
		62,810
Internet & Catalog Retail - 1.0%
Expedia, Inc.	898,256	19,366
Media - 1.2%
Discovery Communications, Inc. (a)	628,489	23,669
Multiline Retail - 1.3%
Dollar General Corp.	858,700	25,959
Specialty Retail - 3.0%
Abercrombie & Fitch Co. Class A	501,800	17,979
Ross Stores, Inc.	373,245	19,558
Urban Outfitters, Inc. (a)	628,980	22,832
		60,369
Textiles, Apparel & Luxury Goods - 3.2%
Hanesbrands, Inc. (a)	751,400	20,498
Polo Ralph Lauren Corp. Class A	243,925	21,187
Warnaco Group, Inc. (a)	487,691	20,771
		62,456
TOTAL CONSUMER DISCRETIONARY		302,466
CONSUMER STAPLES - 7.1%
Beverages - 3.4%
Heckmann Corp. (a)(c)(d)	8,966,600	47,882
Molson Coors Brewing Co. Class B	487,500	20,007
		67,889
Food Products - 2.3%
Mead Johnson Nutrition Co. Class A	604,600	29,819
Origin Agritech Ltd. (a)(c)(d)	1,676,900	15,578
		45,397
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.4%
Lorillard, Inc.	390,090	$ 27,888
TOTAL CONSUMER STAPLES		141,174
ENERGY - 8.5%
Energy Equipment & Services - 4.8%
Dresser-Rand Group, Inc. (a)	633,647	20,169
Exterran Holdings, Inc. (a)	870,100	22,188
Helmerich & Payne, Inc.	908,100	34,217
Weatherford International Ltd. (a)	1,355,684	19,142
		95,716
Oil, Gas & Consumable Fuels - 3.7%
Denbury Resources, Inc. (a)	1,138,187	18,723
EXCO Resources, Inc.	1,998,900	34,481
Legacy Oil + Gas, Inc. (a)	830,700	9,338
Penn West Energy Trust	544,900	10,673
		73,215
TOTAL ENERGY		168,931
FINANCIALS - 7.0%
Capital Markets - 1.0%
Stifel Financial Corp. (a)	390,055	19,764
Commercial Banks - 4.1%
Regions Financial Corp.	5,330,859	40,674
SunTrust Banks, Inc.	1,496,813	40,339
		81,013
Diversified Financial Services - 0.9%
MSCI, Inc. Class A (a)	595,967	17,670
Insurance - 0.5%
Hanover Insurance Group, Inc.	243,814	10,606
Real Estate Management & Development - 0.5%
Indiabulls Real Estate Ltd. (a)	3,124,557	10,621
TOTAL FINANCIALS		139,674
HEALTH CARE - 16.5%
Biotechnology - 3.9%
Alexion Pharmaceuticals, Inc. (a)	408,485	20,437
Alnylam Pharmaceuticals, Inc. (a)(c)	351,182	5,549
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Celera Corp. (a)	1,462,612	$ 10,341
Dendreon Corp. (a)	201,040	8,725
Human Genome Sciences, Inc. (a)	366,200	9,067
InterMune, Inc. (a)(c)	604,799	5,467
Isis Pharmaceuticals, Inc. (a)	938,383	8,633
Vertex Pharmaceuticals, Inc. (a)	265,797	9,194
		77,413
Health Care Equipment & Supplies - 11.5%
ArthroCare Corp. (a)(d)	2,658,403	78,184
Cyberonics, Inc. (a)(d)	2,425,881	42,598
Edwards Lifesciences Corp. (a)	435,702	22,016
Hill-Rom Holdings, Inc.	682,393	19,025
Inverness Medical Innovations, Inc. (a)	546,015	19,007
NuVasive, Inc. (a)(c)	690,719	27,125
St. Jude Medical, Inc. (a)	536,600	20,037
		227,992
Health Care Technology - 1.1%
Cerner Corp. (a)	255,586	21,395
TOTAL HEALTH CARE		326,800
INDUSTRIALS - 15.4%
Aerospace & Defense - 1.0%
Precision Castparts Corp.	171,170	19,976
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	375,900	21,844
Building Products - 2.3%
Lennox International, Inc.	1,008,600	45,135
Commercial Services & Supplies - 1.1%
Stericycle, Inc. (a)	370,477	21,717
Construction & Engineering - 3.3%
Fluor Corp.	854,269	40,082
Jacobs Engineering Group, Inc. (a)	620,000	25,891
		65,973
Machinery - 5.8%
Bucyrus International, Inc. Class A	428,440	22,947
Cummins, Inc.	151,300	10,285
Flowserve Corp.	207,600	19,743
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd.	927,600	$ 34,609
Joy Global, Inc.	528,276	26,942
		114,526
Marine - 0.8%
Ultrapetrol (Bahamas) Ltd. (a)(d)	2,953,982	15,508
TOTAL INDUSTRIALS		304,679
INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 2.0%
Juniper Networks, Inc. (a)	1,523,791	40,563
Computers & Peripherals - 1.2%
SanDisk Corp. (a)	500,021	23,311
Electronic Equipment & Components - 3.9%
Agilent Technologies, Inc. (a)	1,353,942	43,814
Avnet, Inc. (a)	770,600	22,132
Maxwell Technologies, Inc. (a)(c)	908,847	10,770
		76,716
Internet Software & Services - 1.2%
Akamai Technologies, Inc. (a)	585,900	23,272
IT Services - 0.6%
Genpact Ltd. (a)	682,900	11,534
Semiconductors & Semiconductor Equipment - 8.4%
Altera Corp.	816,508	19,245
ASM International NV (NASDAQ) unit (a)(c)	891,255	18,378
ASML Holding NV (NY Shares)	629,300	17,784
KLA-Tencor Corp.	608,730	18,731
Lam Research Corp. (a)	292,639	11,079
Marvell Technology Group Ltd. (a)	1,148,335	21,795
MEMC Electronic Materials, Inc. (a)	877,927	9,964
National Semiconductor Corp.	703,500	9,884
Teradyne, Inc. (a)	1,755,360	19,274
Xilinx, Inc.	867,187	21,203
		167,337
Software - 4.7%
Adobe Systems, Inc. (a)	600,500	19,264
ANSYS, Inc. (a)	481,253	21,045
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Autonomy Corp. PLC (a)	1,209,138	$ 30,800
Informatica Corp. (a)	854,928	22,057
		93,166
TOTAL INFORMATION TECHNOLOGY		435,899
MATERIALS - 6.5%
Chemicals - 6.5%
CF Industries Holdings, Inc.	704,200	48,301
Ecolab, Inc.	414,500	19,577
Intrepid Potash, Inc. (a)(c)	863,900	21,304
The Mosaic Co.	869,171	40,130
		129,312
TOTAL COMMON STOCKS (Cost $1,999,715)		1,948,935
Nonconvertible Preferred Stocks - 0.4%

CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Porsche Automobil Holding SE	190,500	8,283
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $8,362)		8,283
Money Market Funds - 6.7%

Fidelity Cash Central Fund, 0.23% (e)	42,307,216	42,307
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	89,533,420	89,533
TOTAL MONEY MARKET FUNDS (Cost $131,840)		131,840
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $2,139,917)		2,089,058
NET OTHER ASSETS - (5.4)%		(106,862)
NET ASSETS - 100%		$ 1,982,196
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 17
Fidelity Securities Lending Cash Central Fund	489
Total	$ 506
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ArthroCare Corp.	$ 58,221	$ -	$ -	$ -	$ 78,184
Cyberonics, Inc.	44,285	7,035	8,421	-	42,598
Heckmann Corp.	38,825	-	-	-	47,882
Origin Agritech Ltd.	13,206	9,296	-	-	15,578
Ultrapetrol (Bahamas) Ltd.	13,647	-	-	-	15,508
Zumiez, Inc.	17,941	-	31,522	-	-
Total	$ 186,125	$ 16,331	$ 39,943	$ -	$ 199,750
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.8%
Netherlands	1.8%
Ireland	1.7%
Bermuda	1.7%
United Kingdom	1.5%
Canada	1.0%
Switzerland	1.0%
Others (Individually Less Than 1%)	2.5%
100.0%
Income Tax Information

At November 30, 2009, the Fund had a capital loss carryforward of approximately $6,171,595,000 of which $3,237,199,000, $1,890,281,000, $914,123,000 and $129,992,000 will expire on November 30, 2010, 2011, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $86,862) - See accompanying schedule: Unaffiliated issuers (cost $1,696,629)	$ 1,757,468
Fidelity Central Funds (cost $131,840)	131,840
Other affiliated issuers (cost $311,448)	199,750
Total Investments (cost $2,139,917)		$ 2,089,058
Receivable for investments sold		28,290
Receivable for fund shares sold		1,054
Dividends receivable		1,500
Distributions receivable from Fidelity Central Funds		74
Prepaid expenses		2
Other receivables		108
Total assets		2,120,086

Liabilities
Payable for investments purchased	$ 44,708
Payable for fund shares redeemed	2,139
Accrued management fee	778
Other affiliated payables	573
Other payables and accrued expenses	159
Collateral on securities loaned, at value	89,533
Total liabilities		137,890

Net Assets		$ 1,982,196
Net Assets consist of:
Paid in capital		$ 7,975,637
Accumulated net investment loss		(2,545)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,939,978)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(50,918)
Net Assets		$ 1,982,196

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Growth Strategies: Net Asset Value, offering price and redemption price per share ($1,841,671 ÷ 110,304 shares)	$ 16.70

Class K: Net Asset Value, offering price and redemption price per share ($140,525 ÷ 8,395 shares)	$ 16.74

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 5,216
Interest		1
Income from Fidelity Central Funds (including $489 from security lending)		506
Total income		5,723

Expenses
Management fee Basic fee	$ 6,262
Performance adjustment	(1,496)
Transfer agent fees	3,094
Accounting and security lending fees	336
Custodian fees and expenses	32
Independent trustees' compensation	6
Registration fees	35
Audit	31
Legal	16
Miscellaneous	13
Total expenses before reductions	8,329
Expense reductions	(135)	8,194
Net investment income (loss)		(2,471)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	223,860
Other affiliated issuers	14,530
Capital gain distributions from Fidelity Central Funds	5
Foreign currency transactions	(82)
Total net realized gain (loss)		238,313
Change in net unrealized appreciation (depreciation) on: Investment securities	(56,201)
Assets and liabilities in foreign currencies	7
Total change in net unrealized appreciation (depreciation)		(56,194)
Net gain (loss)		182,119
Net increase (decrease) in net assets resulting from operations		$ 179,648

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,471)	$ (2,333)
Net realized gain (loss)	238,313	12,452
Change in net unrealized appreciation (depreciation)	(56,194)	523,405
Net increase (decrease) in net assets resulting from operations	179,648	533,524
Distributions to shareholders from net investment income	-	(3,960)
Share transactions - net increase (decrease)	(125,619)	(143,036)
Redemption fees	74	155
Total increase (decrease) in net assets	54,103	386,683

Net Assets
Beginning of period	1,928,093	1,541,410
End of period (including accumulated net investment loss of $2,545 and accumulated net investment loss of $74, respectively)	$ 1,982,196	$ 1,928,093

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Strategies

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 15.28	$ 11.28	$ 22.75	$ 19.68	$ 17.48	$ 15.95
Income from Investment Operations
Net investment income (loss) D	(.02)	(.02) G	.02 H	(.07) I	- J, M	(.02) K
Net realized and unrealized gain (loss)	1.44	4.05	(11.49)	3.15	2.20	1.55
Total from investment operations	1.42	4.03	(11.47)	3.08	2.20	1.53
Distributions from net investment income	-	(.03)	-	-	-	-
Distributions from net realized gain	-	-	-	(.01)	-	-
Total distributions	-	(.03)	-	(.01)	-	-
Redemption fees added to paid in capital D, M	-	-	-	-	-	-
Net asset value, end of period	$ 16.70	$ 15.28	$ 11.28	$ 22.75	$ 19.68	$ 17.48
Total Return B, C	9.29%	35.79%	(50.42)%	15.66%	12.59%	9.59%
Ratios to Average Net Assets E, L
Expenses before reductions	.83% A	.88%	.83%	.79%	.77%	.79%
Expenses net of fee waivers, if any	.83% A	.87%	.83%	.79%	.77%	.79%
Expenses net of all reductions	.81% A	.85%	.81%	.78%	.75%	.70%
Net investment income (loss)	(.26)% A	(.15)% G	.11% H	(.35)% I	(.02)% J	(.12)% K
Supplemental Data
Net assets, end of period (in millions)	$ 1,842	$ 1,808	$ 1,489	$ 3,599	$ 3,858	$ 4,334
Portfolio turnover rate F	130% A	285%	268%	154%	155%	192%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (0.24)%. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.02)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.41)%. J Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (0.27)%. K Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (0.18)%. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.29	$ 11.29	$ 20.20
Income from Investment Operations
Net investment income (loss) D	- K	.02 G	.05 H
Net realized and unrealized gain (loss)	1.45	4.04	(8.96)
Total from investment operations	1.45	4.06	(8.91)
Distributions from net investment income	-	(.06)	-
Redemption fees added to paid in capital D, K	-	-	-
Net asset value, end of period	$ 16.74	$ 15.29	$ 11.29
Total Return B, C	9.48%	36.14%	(44.11)%
Ratios to Average Net Assets E, J
Expenses before reductions	.56% A	.60%	.59% A
Expenses net of fee waivers, if any	.56% A	.60%	.59% A
Expenses net of all reductions	.55% A	.58%	.57% A
Net investment income (loss)	.01% A	.12% G	.67% A, H
Supplemental Data
Net assets, end of period (in millions)	$ 141	$ 120	$ 53
Portfolio turnover rate F	130% A	285%	268%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .03%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..53%. I For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth Strategies Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Strategies and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 171,369
Gross unrealized depreciation	(225,936)
Net unrealized appreciation (depreciation)	$ (54,567)

Tax cost	$ 2,143,625

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,306,944 and $1,430,026, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Growth Strategies, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .46% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Strategies. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Growth Strategies	$ 3,058.32
Class K	36.05
	$ 3,094

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,874.43%		$ -*

* Amount rounds to less than $1.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses

Semiannual Report

7. Security Lending - continued

associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $135 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Growth Strategies	$ -	$ 3,679
Class K	-	281
Total	$ -	$ 3,960

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009 A	Six months ended May 31, 2010	Year ended November 30, 2009 A
Growth Strategies
Shares sold	4,660	15,464	$ 78,915	$ 193,112
Conversion to Class K	-	(2,737)	-	(33,647)
Reinvestment of distributions	-	318	-	3,621
Shares redeemed	(12,732)	(26,698)	(214,040)	(344,213)
Net increase (decrease)	(8,072)	(13,653)	$ (135,125)	$ (181,127)
Class K
Shares sold	1,331	1,705	$ 22,633	$ 21,328
Conversion from Growth Strategies	-	2,738	-	33,647
Reinvestment of distributions	-	25	-	281
Shares redeemed	(773)	(1,294)	(13,127)	(17,165)
Net increase (decrease)	558	3,174	$ 9,506	$ 38,091

A Conversion transactions for Class K and Growth Strategies are presented for the period December 1, 2008 through August 31, 2009.

Semiannual Report

Notes to Financial Statements - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

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Fidelity Management & Research Company

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Fidelity®
Growth Strategies
Fund -
Class K

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Growth Strategies	.83%
Actual		$ 1,000.00	$ 1,092.90	$ 4.33
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.18
Class K	.56%
Actual		$ 1,000.00	$ 1,094.80	$ 2.92
HypotheticalA		$ 1,000.00	$ 1,022.14	$ 2.82

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
ArthroCare Corp.	3.9	3.0
CF Industries Holdings, Inc.	2.4	0.0
Heckmann Corp.	2.4	2.0
Lennox International, Inc.	2.3	1.0
Agilent Technologies, Inc.	2.2	2.2
Cyberonics, Inc.	2.1	2.3
Regions Financial Corp.	2.1	0.0
Juniper Networks, Inc.	2.0	2.0
SunTrust Banks, Inc.	2.0	0.6
The Mosaic Co.	2.0	2.9
	23.4
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.0	25.8
Health Care	16.5	17.8
Consumer Discretionary	15.7	19.8
Industrials	15.4	12.9
Energy	8.5	6.3
Asset Allocation (% of fund's net assets)
As of May 31, 2010*		As of November 30, 2009**
	Stocks 98.7%		Stocks 98.9%
	Short-Term Investments and Net Other Assets 1.3%		Short-Term Investments and Net Other Assets 1.1%
* Foreign investments	11.2%	** Foreign investments	14.7%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.3%
Diversified Consumer Services - 2.4%
DeVry, Inc.	424,647	$ 24,413
Strayer Education, Inc. (c)	97,600	23,424
		47,837
Hotels, Restaurants & Leisure - 3.2%
International Game Technology	536,242	10,494
Las Vegas Sands Corp. (a)(c)	1,367,450	32,108
Starbucks Corp.	780,543	20,208
		62,810
Internet & Catalog Retail - 1.0%
Expedia, Inc.	898,256	19,366
Media - 1.2%
Discovery Communications, Inc. (a)	628,489	23,669
Multiline Retail - 1.3%
Dollar General Corp.	858,700	25,959
Specialty Retail - 3.0%
Abercrombie & Fitch Co. Class A	501,800	17,979
Ross Stores, Inc.	373,245	19,558
Urban Outfitters, Inc. (a)	628,980	22,832
		60,369
Textiles, Apparel & Luxury Goods - 3.2%
Hanesbrands, Inc. (a)	751,400	20,498
Polo Ralph Lauren Corp. Class A	243,925	21,187
Warnaco Group, Inc. (a)	487,691	20,771
		62,456
TOTAL CONSUMER DISCRETIONARY		302,466
CONSUMER STAPLES - 7.1%
Beverages - 3.4%
Heckmann Corp. (a)(c)(d)	8,966,600	47,882
Molson Coors Brewing Co. Class B	487,500	20,007
		67,889
Food Products - 2.3%
Mead Johnson Nutrition Co. Class A	604,600	29,819
Origin Agritech Ltd. (a)(c)(d)	1,676,900	15,578
		45,397
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.4%
Lorillard, Inc.	390,090	$ 27,888
TOTAL CONSUMER STAPLES		141,174
ENERGY - 8.5%
Energy Equipment & Services - 4.8%
Dresser-Rand Group, Inc. (a)	633,647	20,169
Exterran Holdings, Inc. (a)	870,100	22,188
Helmerich & Payne, Inc.	908,100	34,217
Weatherford International Ltd. (a)	1,355,684	19,142
		95,716
Oil, Gas & Consumable Fuels - 3.7%
Denbury Resources, Inc. (a)	1,138,187	18,723
EXCO Resources, Inc.	1,998,900	34,481
Legacy Oil + Gas, Inc. (a)	830,700	9,338
Penn West Energy Trust	544,900	10,673
		73,215
TOTAL ENERGY		168,931
FINANCIALS - 7.0%
Capital Markets - 1.0%
Stifel Financial Corp. (a)	390,055	19,764
Commercial Banks - 4.1%
Regions Financial Corp.	5,330,859	40,674
SunTrust Banks, Inc.	1,496,813	40,339
		81,013
Diversified Financial Services - 0.9%
MSCI, Inc. Class A (a)	595,967	17,670
Insurance - 0.5%
Hanover Insurance Group, Inc.	243,814	10,606
Real Estate Management & Development - 0.5%
Indiabulls Real Estate Ltd. (a)	3,124,557	10,621
TOTAL FINANCIALS		139,674
HEALTH CARE - 16.5%
Biotechnology - 3.9%
Alexion Pharmaceuticals, Inc. (a)	408,485	20,437
Alnylam Pharmaceuticals, Inc. (a)(c)	351,182	5,549
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Celera Corp. (a)	1,462,612	$ 10,341
Dendreon Corp. (a)	201,040	8,725
Human Genome Sciences, Inc. (a)	366,200	9,067
InterMune, Inc. (a)(c)	604,799	5,467
Isis Pharmaceuticals, Inc. (a)	938,383	8,633
Vertex Pharmaceuticals, Inc. (a)	265,797	9,194
		77,413
Health Care Equipment & Supplies - 11.5%
ArthroCare Corp. (a)(d)	2,658,403	78,184
Cyberonics, Inc. (a)(d)	2,425,881	42,598
Edwards Lifesciences Corp. (a)	435,702	22,016
Hill-Rom Holdings, Inc.	682,393	19,025
Inverness Medical Innovations, Inc. (a)	546,015	19,007
NuVasive, Inc. (a)(c)	690,719	27,125
St. Jude Medical, Inc. (a)	536,600	20,037
		227,992
Health Care Technology - 1.1%
Cerner Corp. (a)	255,586	21,395
TOTAL HEALTH CARE		326,800
INDUSTRIALS - 15.4%
Aerospace & Defense - 1.0%
Precision Castparts Corp.	171,170	19,976
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	375,900	21,844
Building Products - 2.3%
Lennox International, Inc.	1,008,600	45,135
Commercial Services & Supplies - 1.1%
Stericycle, Inc. (a)	370,477	21,717
Construction & Engineering - 3.3%
Fluor Corp.	854,269	40,082
Jacobs Engineering Group, Inc. (a)	620,000	25,891
		65,973
Machinery - 5.8%
Bucyrus International, Inc. Class A	428,440	22,947
Cummins, Inc.	151,300	10,285
Flowserve Corp.	207,600	19,743
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd.	927,600	$ 34,609
Joy Global, Inc.	528,276	26,942
		114,526
Marine - 0.8%
Ultrapetrol (Bahamas) Ltd. (a)(d)	2,953,982	15,508
TOTAL INDUSTRIALS		304,679
INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 2.0%
Juniper Networks, Inc. (a)	1,523,791	40,563
Computers & Peripherals - 1.2%
SanDisk Corp. (a)	500,021	23,311
Electronic Equipment & Components - 3.9%
Agilent Technologies, Inc. (a)	1,353,942	43,814
Avnet, Inc. (a)	770,600	22,132
Maxwell Technologies, Inc. (a)(c)	908,847	10,770
		76,716
Internet Software & Services - 1.2%
Akamai Technologies, Inc. (a)	585,900	23,272
IT Services - 0.6%
Genpact Ltd. (a)	682,900	11,534
Semiconductors & Semiconductor Equipment - 8.4%
Altera Corp.	816,508	19,245
ASM International NV (NASDAQ) unit (a)(c)	891,255	18,378
ASML Holding NV (NY Shares)	629,300	17,784
KLA-Tencor Corp.	608,730	18,731
Lam Research Corp. (a)	292,639	11,079
Marvell Technology Group Ltd. (a)	1,148,335	21,795
MEMC Electronic Materials, Inc. (a)	877,927	9,964
National Semiconductor Corp.	703,500	9,884
Teradyne, Inc. (a)	1,755,360	19,274
Xilinx, Inc.	867,187	21,203
		167,337
Software - 4.7%
Adobe Systems, Inc. (a)	600,500	19,264
ANSYS, Inc. (a)	481,253	21,045
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Autonomy Corp. PLC (a)	1,209,138	$ 30,800
Informatica Corp. (a)	854,928	22,057
		93,166
TOTAL INFORMATION TECHNOLOGY		435,899
MATERIALS - 6.5%
Chemicals - 6.5%
CF Industries Holdings, Inc.	704,200	48,301
Ecolab, Inc.	414,500	19,577
Intrepid Potash, Inc. (a)(c)	863,900	21,304
The Mosaic Co.	869,171	40,130
		129,312
TOTAL COMMON STOCKS (Cost $1,999,715)		1,948,935
Nonconvertible Preferred Stocks - 0.4%

CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Porsche Automobil Holding SE	190,500	8,283
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $8,362)		8,283
Money Market Funds - 6.7%

Fidelity Cash Central Fund, 0.23% (e)	42,307,216	42,307
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	89,533,420	89,533
TOTAL MONEY MARKET FUNDS (Cost $131,840)		131,840
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $2,139,917)		2,089,058
NET OTHER ASSETS - (5.4)%		(106,862)
NET ASSETS - 100%		$ 1,982,196
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 17
Fidelity Securities Lending Cash Central Fund	489
Total	$ 506
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ArthroCare Corp.	$ 58,221	$ -	$ -	$ -	$ 78,184
Cyberonics, Inc.	44,285	7,035	8,421	-	42,598
Heckmann Corp.	38,825	-	-	-	47,882
Origin Agritech Ltd.	13,206	9,296	-	-	15,578
Ultrapetrol (Bahamas) Ltd.	13,647	-	-	-	15,508
Zumiez, Inc.	17,941	-	31,522	-	-
Total	$ 186,125	$ 16,331	$ 39,943	$ -	$ 199,750
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	88.8%
Netherlands	1.8%
Ireland	1.7%
Bermuda	1.7%
United Kingdom	1.5%
Canada	1.0%
Switzerland	1.0%
Others (Individually Less Than 1%)	2.5%
100.0%
Income Tax Information

At November 30, 2009, the Fund had a capital loss carryforward of approximately $6,171,595,000 of which $3,237,199,000, $1,890,281,000, $914,123,000 and $129,992,000 will expire on November 30, 2010, 2011, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $86,862) - See accompanying schedule: Unaffiliated issuers (cost $1,696,629)	$ 1,757,468
Fidelity Central Funds (cost $131,840)	131,840
Other affiliated issuers (cost $311,448)	199,750
Total Investments (cost $2,139,917)		$ 2,089,058
Receivable for investments sold		28,290
Receivable for fund shares sold		1,054
Dividends receivable		1,500
Distributions receivable from Fidelity Central Funds		74
Prepaid expenses		2
Other receivables		108
Total assets		2,120,086

Liabilities
Payable for investments purchased	$ 44,708
Payable for fund shares redeemed	2,139
Accrued management fee	778
Other affiliated payables	573
Other payables and accrued expenses	159
Collateral on securities loaned, at value	89,533
Total liabilities		137,890

Net Assets		$ 1,982,196
Net Assets consist of:
Paid in capital		$ 7,975,637
Accumulated net investment loss		(2,545)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,939,978)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(50,918)
Net Assets		$ 1,982,196

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2010 (Unaudited)

Growth Strategies: Net Asset Value, offering price and redemption price per share ($1,841,671 ÷ 110,304 shares)	$ 16.70

Class K: Net Asset Value, offering price and redemption price per share ($140,525 ÷ 8,395 shares)	$ 16.74

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 5,216
Interest		1
Income from Fidelity Central Funds (including $489 from security lending)		506
Total income		5,723

Expenses
Management fee Basic fee	$ 6,262
Performance adjustment	(1,496)
Transfer agent fees	3,094
Accounting and security lending fees	336
Custodian fees and expenses	32
Independent trustees' compensation	6
Registration fees	35
Audit	31
Legal	16
Miscellaneous	13
Total expenses before reductions	8,329
Expense reductions	(135)	8,194
Net investment income (loss)		(2,471)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	223,860
Other affiliated issuers	14,530
Capital gain distributions from Fidelity Central Funds	5
Foreign currency transactions	(82)
Total net realized gain (loss)		238,313
Change in net unrealized appreciation (depreciation) on: Investment securities	(56,201)
Assets and liabilities in foreign currencies	7
Total change in net unrealized appreciation (depreciation)		(56,194)
Net gain (loss)		182,119
Net increase (decrease) in net assets resulting from operations		$ 179,648

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,471)	$ (2,333)
Net realized gain (loss)	238,313	12,452
Change in net unrealized appreciation (depreciation)	(56,194)	523,405
Net increase (decrease) in net assets resulting from operations	179,648	533,524
Distributions to shareholders from net investment income	-	(3,960)
Share transactions - net increase (decrease)	(125,619)	(143,036)
Redemption fees	74	155
Total increase (decrease) in net assets	54,103	386,683

Net Assets
Beginning of period	1,928,093	1,541,410
End of period (including accumulated net investment loss of $2,545 and accumulated net investment loss of $74, respectively)	$ 1,982,196	$ 1,928,093

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Strategies

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 15.28	$ 11.28	$ 22.75	$ 19.68	$ 17.48	$ 15.95
Income from Investment Operations
Net investment income (loss) D	(.02)	(.02) G	.02 H	(.07) I	- J, M	(.02) K
Net realized and unrealized gain (loss)	1.44	4.05	(11.49)	3.15	2.20	1.55
Total from investment operations	1.42	4.03	(11.47)	3.08	2.20	1.53
Distributions from net investment income	-	(.03)	-	-	-	-
Distributions from net realized gain	-	-	-	(.01)	-	-
Total distributions	-	(.03)	-	(.01)	-	-
Redemption fees added to paid in capital D, M	-	-	-	-	-	-
Net asset value, end of period	$ 16.70	$ 15.28	$ 11.28	$ 22.75	$ 19.68	$ 17.48
Total Return B, C	9.29%	35.79%	(50.42)%	15.66%	12.59%	9.59%
Ratios to Average Net Assets E, L
Expenses before reductions	.83% A	.88%	.83%	.79%	.77%	.79%
Expenses net of fee waivers, if any	.83% A	.87%	.83%	.79%	.77%	.79%
Expenses net of all reductions	.81% A	.85%	.81%	.78%	.75%	.70%
Net investment income (loss)	(.26)% A	(.15)% G	.11% H	(.35)% I	(.02)% J	(.12)% K
Supplemental Data
Net assets, end of period (in millions)	$ 1,842	$ 1,808	$ 1,489	$ 3,599	$ 3,858	$ 4,334
Portfolio turnover rate F	130% A	285%	268%	154%	155%	192%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (0.24)%. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.02)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.41)%. J Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (0.27)%. K Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (0.18)%. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.29	$ 11.29	$ 20.20
Income from Investment Operations
Net investment income (loss) D	- K	.02 G	.05 H
Net realized and unrealized gain (loss)	1.45	4.04	(8.96)
Total from investment operations	1.45	4.06	(8.91)
Distributions from net investment income	-	(.06)	-
Redemption fees added to paid in capital D, K	-	-	-
Net asset value, end of period	$ 16.74	$ 15.29	$ 11.29
Total Return B, C	9.48%	36.14%	(44.11)%
Ratios to Average Net Assets E, J
Expenses before reductions	.56% A	.60%	.59% A
Expenses net of fee waivers, if any	.56% A	.60%	.59% A
Expenses net of all reductions	.55% A	.58%	.57% A
Net investment income (loss)	.01% A	.12% G	.67% A, H
Supplemental Data
Net assets, end of period (in millions)	$ 141	$ 120	$ 53
Portfolio turnover rate F	130% A	285%	268%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .03%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..53%. I For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth Strategies Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Strategies and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 171,369
Gross unrealized depreciation	(225,936)
Net unrealized appreciation (depreciation)	$ (54,567)

Tax cost	$ 2,143,625

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,306,944 and $1,430,026, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Growth Strategies, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .46% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Strategies. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Growth Strategies	$ 3,058.32
Class K	36.05
	$ 3,094

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $14 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,874.43%		$ -*

* Amount rounds to less than $1.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses

Semiannual Report

7. Security Lending - continued

associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $135 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2010	Year ended November 30, 2009
From net investment income
Growth Strategies	$ -	$ 3,679
Class K	-	281
Total	$ -	$ 3,960

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2010	Year ended November 30, 2009 A	Six months ended May 31, 2010	Year ended November 30, 2009 A
Growth Strategies
Shares sold	4,660	15,464	$ 78,915	$ 193,112
Conversion to Class K	-	(2,737)	-	(33,647)
Reinvestment of distributions	-	318	-	3,621
Shares redeemed	(12,732)	(26,698)	(214,040)	(344,213)
Net increase (decrease)	(8,072)	(13,653)	$ (135,125)	$ (181,127)
Class K
Shares sold	1,331	1,705	$ 22,633	$ 21,328
Conversion from Growth Strategies	-	2,738	-	33,647
Reinvestment of distributions	-	25	-	281
Shares redeemed	(773)	(1,294)	(13,127)	(17,165)
Net increase (decrease)	558	3,174	$ 9,506	$ 38,091

A Conversion transactions for Class K and Growth Strategies are presented for the period December 1, 2008 through August 31, 2009.

Semiannual Report

Notes to Financial Statements - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, Illinois

FEG-K-USAN-0710
1.863030.101

Fidelity®
New Millennium Fund®

Semiannual Report

May 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 to May 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2009	Ending Account Value May 31, 2010	Expenses Paid During Period* December 1, 2009 to May 31, 2010
Actual	1.06%	$ 1,000.00	$ 1,068.70	$ 5.47
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,019.65	$ 5.34

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.0	2.5
JPMorgan Chase & Co.	2.1	2.2
Pfizer, Inc.	2.1	2.5
Cisco Systems, Inc.	2.0	1.9
International Business Machines Corp.	1.8	0.0
Bank of America Corp.	1.7	1.9
XTO Energy, Inc.	1.7	0.0
KKR Financial Holdings LLC	1.6	1.5
Wells Fargo & Co.	1.5	1.6
Autonomy Corp. PLC	1.5	1.4
	19.0
Top Five Market Sectors as of May 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.3	18.8
Financials	19.9	20.4
Consumer Discretionary	13.3	13.9
Health Care	13.1	12.4
Industrials	12.2	14.2
Asset Allocation (% of fund's net assets)
As of May 31, 2010 *		As of November 30, 2009 **
	Stocks 99.3%		Stocks 98.8%
	Convertible Securities 0.4%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	13.5%	** Foreign investments	16.7%

Semiannual Report

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.8%
Johnson Controls, Inc.	223,100	$ 6,365
Tenneco, Inc. (a)	308,700	6,841
		13,206
Distributors - 0.7%
Li & Fung Ltd.	2,975,600	12,917
Hotels, Restaurants & Leisure - 1.2%
Hong Kong & Shanghai Hotels Ltd.	1,780,000	2,798
Red Robin Gourmet Burgers, Inc. (a)	144,268	2,973
Royal Caribbean Cruises Ltd. (a)	199,100	5,774
Starwood Hotels & Resorts Worldwide, Inc.	199,500	9,227
		20,772
Household Durables - 1.4%
KB Home	95,000	1,376
Newell Rubbermaid, Inc.	397,200	6,617
Pulte Group, Inc. (a)	400,000	4,456
Stanley Black & Decker, Inc.	93,400	5,211
Toll Brothers, Inc. (a)	285,700	6,020
		23,680
Internet & Catalog Retail - 0.5%
Expedia, Inc.	225,600	4,864
Rakuten, Inc.	5,000	3,485
		8,349
Leisure Equipment & Products - 1.4%
Brunswick Corp.	891,142	15,568
Eastman Kodak Co. (a)(c)	792,401	4,469
Pool Corp. (c)	172,300	4,133
		24,170
Media - 2.3%
DIRECTV (a)	254,700	9,600
Martha Stewart Living Omnimedia, Inc. Class A (a)(c)	588,539	3,531
Naspers Ltd. Class N	70,000	2,743
The Walt Disney Co.	437,600	14,625
Viacom, Inc. Class B (non-vtg.) (a)	261,400	8,786
		39,285
Multiline Retail - 0.5%
Target Corp.	169,200	9,226
Specialty Retail - 3.9%
Best Buy Co., Inc.	175,700	7,423
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Carphone Warehouse Group PLC (a)	500,000	$ 1,378
Hengdeli Holdings Ltd.	8,500,000	3,526
Home Depot, Inc.	418,600	14,174
L'Occitane Ltd.	42,000	85
Lithia Motors, Inc. Class A (sub. vtg.) (c)	400,000	3,268
Lowe's Companies, Inc.	572,900	14,179
MarineMax, Inc. (a)	849,882	8,584
Ross Stores, Inc.	80,400	4,213
Sally Beauty Holdings, Inc. (a)	362,800	3,414
TJX Companies, Inc.	143,600	6,528
		66,772
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc. (a)	200,000	5,456
Trinity Ltd.	5,000,000	3,249
		8,705
TOTAL CONSUMER DISCRETIONARY		227,082
CONSUMER STAPLES - 4.3%
Food & Staples Retailing - 0.5%
Whole Foods Market, Inc. (a)	187,400	7,577
Food Products - 2.0%
Ausnutria Dairy Hunan Co. Ltd. Class H (c)	8,733,000	5,787
General Mills, Inc.	122,300	8,711
Green Mountain Coffee Roasters, Inc. (a)(c)	613,825	14,517
Ralcorp Holdings, Inc. (a)	88,300	5,304
		34,319
Household Products - 1.2%
Energizer Holdings, Inc. (a)	86,900	4,883
Procter & Gamble Co.	269,100	16,439
		21,322
Personal Products - 0.4%
China-Biotics, Inc. (a)(c)	150,000	2,148
Nu Skin Enterprises, Inc. Class A	150,000	4,314
		6,462
Tobacco - 0.2%
British American Tobacco PLC sponsored ADR	62,300	3,648
TOTAL CONSUMER STAPLES		73,328
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 9.2%
Energy Equipment & Services - 0.7%
Complete Production Services, Inc. (a)	350,000	$ 4,554
North American Energy Partners, Inc. (a)	373,300	3,685
Weatherford International Ltd. (a)	267,200	3,773
		12,012
Oil, Gas & Consumable Fuels - 8.5%
Alpha Natural Resources, Inc. (a)	87,000	3,338
BG Group PLC	250,000	3,856
Chesapeake Energy Corp.	160,000	3,574
Chevron Corp.	264,000	19,502
Denbury Resources, Inc. (a)	774,400	12,739
Exxon Mobil Corp.	293,600	17,751
Imperial Oil Ltd.	84,500	3,280
Marathon Oil Corp.	275,000	8,550
Niko Resources Ltd.	52,600	5,267
Occidental Petroleum Corp.	307,500	25,372
Petrohawk Energy Corp. (a)	200,000	3,846
Plains Exploration & Production Co. (a)	100,000	2,210
SouthGobi Energy Resources Ltd. (a)(c)	239,700	2,920
Southwestern Energy Co. (a)	130,500	4,908
XTO Energy, Inc.	667,900	28,546
		145,659
TOTAL ENERGY		157,671
FINANCIALS - 19.6%
Capital Markets - 2.1%
Bank of New York Mellon Corp.	315,700	8,587
Charles Schwab Corp.	313,000	5,114
Goldman Sachs Group, Inc.	75,000	10,820
Northern Trust Corp.	109,500	5,564
T. Rowe Price Group, Inc.	108,000	5,348
		35,433
Commercial Banks - 5.7%
Alliance Financial Corp.	112,000	3,111
BB&T Corp.	318,100	9,619
BOK Financial Corp.	58,100	2,937
Comerica, Inc.	157,800	6,012
First Horizon National Corp.	1,174	15
FirstMerit Corp.	569,800	10,621
M&T Bank Corp. (c)	74,800	5,927
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
PNC Financial Services Group, Inc.	243,600	$ 15,286
Regions Financial Corp.	1,137,700	8,681
Standard Bank Group Ltd.	200,000	2,747
Standard Chartered PLC (United Kingdom)	146,462	3,486
Webster Financial Corp.	190,200	3,642
Wells Fargo & Co.	909,000	26,079
		98,163
Consumer Finance - 0.9%
American Express Co.	350,000	13,955
Cardtronics, Inc. (a)	126,800	1,642
		15,597
Diversified Financial Services - 6.5%
Bank of America Corp.	1,831,400	28,826
Citigroup, Inc. (a)	4,589,200	18,173
Climate Exchange PLC (a)	200,800	2,168
JPMorgan Chase & Co.	902,300	35,713
KKR Financial Holdings LLC	3,371,900	27,919
		112,799
Insurance - 1.6%
Arch Capital Group Ltd. (a)	53,600	3,941
Assured Guaranty Ltd.	329,600	5,537
Lincoln National Corp.	218,400	5,779
The First American Corp.	92,500	3,148
Unum Group	230,000	5,313
Validus Holdings Ltd.	140,263	3,445
		27,163
Real Estate Management & Development - 0.2%
Swire Pacific Ltd. (A Shares)	193,000	2,130
Wharf Holdings Ltd.	434,000	2,163
		4,293
Thrifts & Mortgage Finance - 2.6%
Bank Mutual Corp.	579,500	3,720
First Niagara Financial Group, Inc.	358,100	4,731
MGIC Investment Corp. (a)(c)	1,423,000	13,319
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Ocwen Financial Corp. (a)	409,100	$ 4,975
Radian Group, Inc.	1,746,023	17,949
		44,694
TOTAL FINANCIALS		338,142
HEALTH CARE - 13.1%
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (a)	99,600	4,983
Allos Therapeutics, Inc. (a)	500,000	3,580
Alnylam Pharmaceuticals, Inc. (a)(c)	152,500	2,410
Amgen, Inc. (a)	244,700	12,671
Biogen Idec, Inc. (a)	110,000	5,217
Cephalon, Inc. (a)	60,000	3,532
Clinical Data, Inc. (a)	150,000	2,471
Geron Corp. (a)(c)	150,000	792
Isis Pharmaceuticals, Inc. (a)	234,400	2,156
Keryx Biopharmaceuticals, Inc. (a)(c)	900,000	4,617
Myriad Genetics, Inc. (a)	124,400	2,270
Neurocrine Biosciences, Inc. (a)	700,000	2,800
ZIOPHARM Oncology, Inc. (a)	500,000	2,525
		50,024
Health Care Equipment & Supplies - 3.4%
Abiomed, Inc. (a)	250,000	2,438
Conceptus, Inc. (a)	150,000	2,504
Covidien PLC	221,800	9,402
ev3, Inc. (a)	275,000	5,203
HeartWare International, Inc. CDI unit (a)	9,040,970	14,665
Intuitive Surgical, Inc. (a)	18,700	6,036
Mako Surgical Corp. (a)	239,300	3,152
Micrus Endovascular Corp. (a)	346,000	5,979
Orthovita, Inc. (a)	1,100,000	3,416
Thoratec Corp. (a)	50,000	2,194
Wright Medical Group, Inc. (a)	178,500	2,933
		57,922
Health Care Providers & Services - 2.5%
Capital Senior Living Corp. (a)	611,000	3,031
Centene Corp. (a)	120,000	2,738
Emergency Medical Services Corp. Class A (a)	51,500	2,759
Emeritus Corp. (a)	175,208	3,555
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc. (a)	84,400	$ 8,491
Henry Schein, Inc. (a)	81,200	4,580
LCA-Vision, Inc. (a)	675,000	5,063
LHC Group, Inc. (a)	143,333	4,415
Medco Health Solutions, Inc. (a)	150,300	8,665
		43,297
Health Care Technology - 0.2%
SXC Health Solutions Corp. (a)	50,200	3,724
Life Sciences Tools & Services - 1.8%
Bruker BioSciences Corp. (a)	284,900	3,628
Covance, Inc. (a)	50,000	2,638
ICON PLC sponsored ADR (a)	135,000	3,756
Illumina, Inc. (a)	114,200	4,801
Life Technologies Corp. (a)	102,400	5,126
PerkinElmer, Inc.	150,000	3,404
QIAGEN NV (a)	186,200	3,925
Techne Corp.	52,000	3,149
		30,427
Pharmaceuticals - 2.3%
Cadence Pharmaceuticals, Inc. (a)(c)	526,200	4,173
Pfizer, Inc.	2,312,200	35,215
		39,388
TOTAL HEALTH CARE		224,782
INDUSTRIALS - 12.2%
Aerospace & Defense - 2.7%
Precision Castparts Corp.	57,300	6,687
Raytheon Co.	192,400	10,084
The Boeing Co.	199,600	12,810
United Technologies Corp.	252,800	17,034
		46,615
Air Freight & Logistics - 1.0%
Dynamex, Inc. (a)	175,000	2,692
FedEx Corp.	103,500	8,641
Hub Group, Inc. Class A (a)	194,616	5,955
		17,288
Airlines - 0.2%
Hawaiian Holdings, Inc. (a)	402,200	2,864
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.9%
Lennox International, Inc.	160,000	$ 7,160
Masco Corp.	397,200	5,303
USG Corp. (a)(c)	147,000	2,575
		15,038
Commercial Services & Supplies - 1.2%
Casella Waste Systems, Inc. Class A (a)	746,609	3,352
Clean Harbors, Inc. (a)	172,300	10,922
Tetra Tech, Inc. (a)	131,700	2,985
The Geo Group, Inc. (a)	200,000	4,220
		21,479
Construction & Engineering - 0.2%
Fluor Corp.	75,000	3,519
Electrical Equipment - 2.3%
Acuity Brands, Inc.	211,900	8,715
AMETEK, Inc.	100,000	4,060
Canadian Solar, Inc. (a)(c)	190,500	2,467
First Solar, Inc. (a)(c)	59,700	6,708
JA Solar Holdings Co. Ltd. ADR (a)(c)	1,294,300	6,303
Renewable Energy Corp. ASA (a)	750,000	1,838
Saft Groupe SA (c)	134,230	4,163
Trina Solar Ltd. ADR (a)(c)	150,400	2,632
Zumtobel AG (a)	212,700	3,507
		40,393
Machinery - 1.5%
Blount International, Inc. (a)	390,200	4,163
Cummins, Inc.	104,700	7,118
Duoyuan Global Water, Inc. ADR (c)	100,000	2,049
Ingersoll-Rand Co. Ltd.	160,000	5,970
PACCAR, Inc.	167,500	6,868
		26,168
Professional Services - 0.6%
Equifax, Inc.	100,000	3,025
Michael Page International PLC	407,659	2,198
Robert Half International, Inc.	207,400	5,245
		10,468
Road & Rail - 1.3%
CSX Corp.	156,800	8,193
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Landstar System, Inc.	91,300	$ 3,829
Union Pacific Corp.	147,100	10,507
		22,529
Trading Companies & Distributors - 0.3%
Rush Enterprises, Inc. Class A (a)	284,200	4,317
TOTAL INDUSTRIALS		210,678
INFORMATION TECHNOLOGY - 22.1%
Communications Equipment - 3.8%
Adtran, Inc.	229,800	6,303
Cisco Systems, Inc. (a)	1,484,100	34,372
F5 Networks, Inc. (a)	98,000	6,892
Juniper Networks, Inc. (a)	386,400	10,286
Riverbed Technology, Inc. (a)	170,700	4,563
Tellabs, Inc.	350,000	3,150
		65,566
Computers & Peripherals - 3.5%
Apple, Inc. (a)	196,700	50,577
HTC Corp.	300,000	4,079
NetApp, Inc. (a)	133,100	5,015
		59,671
Electronic Equipment & Components - 2.8%
Acacia Research Corp. - Acacia Technologies (a)	608,808	9,163
Agilent Technologies, Inc. (a)	233,100	7,543
BYD Co. Ltd. (H Shares) (c)	350,000	2,937
Coretronic Corp.	1,165,000	1,733
Corning, Inc.	653,400	11,389
Everlight Electronics Co. Ltd.	881,263	2,408
FLIR Systems, Inc. (a)	198,200	5,647
Measurement Specialties, Inc. (a)	278,900	4,181
Universal Display Corp. (a)(c)	280,700	4,348
		49,349
Internet Software & Services - 1.5%
eBay, Inc. (a)	540,500	11,572
Equinix, Inc. (a)	50,900	4,683
Monster Worldwide, Inc. (a)	399,300	5,906
Open Text Corp. (a)	73,900	3,205
		25,366
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 2.7%
Fiserv, Inc. (a)	100,000	$ 4,755
Hewitt Associates, Inc. Class A (a)	100,000	3,725
International Business Machines Corp.	243,300	30,476
MasterCard, Inc. Class A	37,000	7,465
		46,421
Semiconductors & Semiconductor Equipment - 2.3%
Avago Technologies Ltd.	436,200	9,008
Epistar Corp.	726,317	2,130
KLA-Tencor Corp.	132,500	4,077
Lam Research Corp. (a)	246,591	9,336
MEMC Electronic Materials, Inc. (a)	892,800	10,133
Richtek Technology Corp.	264,417	2,480
Teradyne, Inc. (a)	200,000	2,196
		39,360
Software - 5.5%
AsiaInfo Holdings, Inc. (a)	100,000	2,143
Autonomy Corp. PLC (a)	1,019,741	25,975
Citrix Systems, Inc. (a)	243,100	10,602
CommVault Systems, Inc. (a)	100,000	2,254
Gameloft (a)	160,000	789
Informatica Corp. (a)	249,900	6,447
MICROS Systems, Inc. (a)	100,000	3,420
Nice Systems Ltd. sponsored ADR (a)	176,000	5,248
Nuance Communications, Inc. (a)	359,400	6,122
Red Hat, Inc. (a)	180,300	5,285
Salesforce.com, Inc. (a)	156,800	13,568
Taleo Corp. Class A (a)	152,100	3,810
VMware, Inc. Class A (a)	128,400	8,501
		94,164
TOTAL INFORMATION TECHNOLOGY		379,897
MATERIALS - 2.6%
Chemicals - 1.8%
Calgon Carbon Corp. (a)	153,300	2,280
Cytec Industries, Inc.	100,000	4,273
E.I. du Pont de Nemours & Co.	339,000	12,262
FMC Corp.	80,000	4,844
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Symrise AG	149,500	$ 3,045
Wacker Chemie AG (c)	33,000	4,145
		30,849
Metals & Mining - 0.8%
Allegheny Technologies, Inc.	50,000	2,734
Harmony Gold Mining Co. Ltd. sponsored ADR	310,100	3,002
Ivanhoe Mines Ltd. (a)	324,300	4,724
Lihir Gold Ltd.	953,582	3,206
Tahoe Resources, Inc. (a)(d)	89,400	510
		14,176
TOTAL MATERIALS		45,025
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Iliad Group SA	25,000	2,109
TalkTalk Telecom Group PLC (a)	1,000,000	1,766
Verizon Communications, Inc.	293,600	8,080
		11,955
UTILITIES - 2.1%
Electric Utilities - 0.6%
FirstEnergy Corp.	85,000	2,993
Progress Energy, Inc.	175,000	6,753
		9,746
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	736,400	7,563
Terna Energy SA	375,300	1,690
		9,253
Multi-Utilities - 1.0%
Alliant Energy Corp.	130,000	4,178
TECO Energy, Inc.	650,500	10,115
YTL Corp. Bhd	1,261,128	2,838
		17,131
TOTAL UTILITIES		36,130
TOTAL COMMON STOCKS (Cost $1,428,216)		1,704,690
Preferred Stocks - 0.6%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.4%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Ning, Inc. Series D 8.00% (a)(f)	419,580	$ 2,473
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Trion World Network, Inc. 8.00% (a)(f)	910,747	3,898
TOTAL CONVERTIBLE PREFERRED STOCKS		6,371
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE	62,900	2,735
FINANCIALS - 0.1%
Insurance - 0.1%
Fondiaria-Sai SpA (Risparmio Shares)	251,700	1,733
TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,468
TOTAL PREFERRED STOCKS (Cost $15,970)		10,839
Money Market Funds - 4.3%

Fidelity Cash Central Fund, 0.23% (e)	209	0*
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	73,086,610	73,087
TOTAL MONEY MARKET FUNDS (Cost $73,087)		73,087
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $1,517,273)		1,788,616
NET OTHER ASSETS - (4.0)%		(68,948)
NET ASSETS - 100%		$ 1,719,668
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $510,000 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,371,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ning, Inc. Series D 8.00%	3/19/08	$ 3,000
Trion World Network, Inc. 8.00%	8/22/08	$ 5,001
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 19
Fidelity Securities Lending Cash Central Fund	330
Total	$ 349
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 229,817	$ 229,817	$ -	$ -
Consumer Staples	73,328	73,328	-	-
Energy	157,671	157,671	-	-
Financials	342,348	339,875	-	2,473
Health Care	224,782	224,782	-	-
Industrials	210,678	210,678	-	-
Information Technology	383,795	379,897	-	3,898
Materials	45,025	44,515	510	-
Telecommunication Services	11,955	11,955	-	-
Utilities	36,130	36,130	-	-
Money Market Funds	73,087	73,087	-	-
Total Investments in Securities:	$ 1,788,616	$ 1,781,735	$ 510	$ 6,371
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 7,474
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(1,103)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 6,371
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ (1,103)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.5%
United Kingdom	2.4%
Canada	1.7%
Bermuda	1.6%
Ireland	1.1%
Others (Individually Less Than 1%)	6.7%
100.0%
Income Tax Information

At November 30, 2009, the fund had a capital loss carryforward of approximately $319,578,000 of which $147,972,000 and $171,606,000 will expire on November 30, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $69,266) - See accompanying schedule: Unaffiliated issuers (cost $1,444,186)	$ 1,715,529
Fidelity Central Funds (cost $73,087)	73,087
Total Investments (cost $1,517,273)		$ 1,788,616
Foreign currency held at value (cost $344)		346
Receivable for investments sold		16,415
Receivable for fund shares sold		1,268
Dividends receivable		2,395
Distributions receivable from Fidelity Central Funds		72
Prepaid expenses		1
Other receivables		740
Total assets		1,809,853

Liabilities
Payable for investments purchased	$ 628
Payable for fund shares redeemed	882
Accrued management fee	1,187
Notes payable to affiliates	14,008
Other affiliated payables	347
Other payables and accrued expenses	46
Collateral on securities loaned, at value	73,087
Total liabilities		90,185

Net Assets		$ 1,719,668
Net Assets consist of:
Paid in capital		$ 1,734,591
Undistributed net investment income		1,189
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(287,462)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		271,350
Net Assets, for 68,575 shares outstanding		$ 1,719,668
Net Asset Value, offering price and redemption price per share ($1,719,668 ÷ 68,575 shares)		$ 25.08

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)

Investment Income
Dividends		$ 10,190
Income from Fidelity Central Funds		349
Total income		10,539

Expenses
Management fee Basic fee	$ 5,309
Performance adjustment	1,773
Transfer agent fees	1,726
Accounting and security lending fees	288
Custodian fees and expenses	45
Independent trustees' compensation	5
Registration fees	34
Audit	30
Legal	4
Interest	1
Miscellaneous	13
Total expenses before reductions	9,228
Expense reductions	(123)	9,105
Net investment income (loss)		1,434
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	50,610
Foreign currency transactions	97
Capital gain distributions from Fidelity Central Funds	4
Total net realized gain (loss)		50,711
Change in net unrealized appreciation (depreciation) on: Investment securities		56,914
Net gain (loss)		107,625
Net increase (decrease) in net assets resulting from operations		$ 109,059

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2010 (Unaudited)	Year ended November 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,434	$ 5,839
Net realized gain (loss)	50,711	(109,027)
Change in net unrealized appreciation (depreciation)	56,914	540,776
Net increase (decrease) in net assets resulting from operations	109,059	437,588
Distributions to shareholders from net investment income	(5,833)	(6,074)
Distributions to shareholders from net realized gain	(2,058)	(1,350)
Total distributions	(7,891)	(7,424)
Share transactions Proceeds from sales of shares	167,308	239,311
Reinvestment of distributions	7,493	6,996
Cost of shares redeemed	(174,167)	(225,699)
Net increase (decrease) in net assets resulting from share transactions	634	20,608
Total increase (decrease) in net assets	101,802	450,772

Net Assets
Beginning of period	1,617,866	1,167,094
End of period (including undistributed net investment income of $1,189 and undistributed net investment income of $5,588, respectively)	$ 1,719,668	$ 1,617,866
Other Information Shares
Sold	6,535	11,967
Issued in reinvestment of distributions	310	408
Redeemed	(6,892)	(12,035)
Net increase (decrease)	(47)	340

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2010	Years ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 23.58	$ 17.09	$ 33.53	$ 39.51	$ 34.11	$ 30.71
Income from Investment Operations
Net investment income (loss) D	.02	.09	.08	.03	(.03)	- H
Net realized and unrealized gain (loss)	1.60	6.51	(12.54)	4.78	5.43	3.40
Total from investment operations	1.62	6.60	(12.46)	4.81	5.40	3.40
Distributions from net investment income	(.09)	(.09)	(.02)	-	-	-
Distributions from net realized gain	(.03)	(.02)	(3.96)	(10.79)	-	-
Total distributions	(.12)	(.11)	(3.98)	(10.79)	-	-
Net asset value, end of period	$ 25.08	$ 23.58	$ 17.09	$ 33.53	$ 39.51	$ 34.11
Total Return B, C	6.87%	38.86%	(42.23)%	16.29%	15.83%	11.07%
Ratios to Average Net Assets E, G
Expenses before reductions	1.06% A	1.05%	1.10%	.94%	.93%	.86%
Expenses net of fee waivers, if any	1.06% A	1.05%	1.10%	.94%	.93%	.86%
Expenses net of all reductions	1.04% A	1.03%	1.09%	.93%	.91%	.80%
Net investment income (loss)	.16% A	.44%	.31%	.10%	(.07)%	(.01)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,720	$ 1,618	$ 1,167	$ 2,275	$ 2,455	$ 3,411
Portfolio turnover rate F	82% A	125%	92%	87%	147%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity New Millennium Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 347,231
Gross unrealized depreciation	(85,854)
Net unrealized appreciation (depreciation)	$ 261,377

Tax cost	$ 1,527,239

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $700,536 and $696,954, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .81% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $24 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end are presented under the caption "Notes Payable to Affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,780.44%		$ 1

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $330.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $123 for the period.

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

NMF-USAN-0710
1.786815.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Mt. Vernon Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2010